UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

March 31, 2019

Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Limited Term Government and Agency Fund

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

LOOMIS SAYLES INTERMEDIATE DURATION BOND FUND

Managers	Symbols

Christopher T. Harms	Class A LSDRX

Clifton V. Rowe, CFA®	Class C LSCDX

Kurt L. Wagner, CFA®, CIC	Class N LSDNX

Class Y LSDIX

Investment Goal

The Fund’s investment objective is above-average total return through a combination of current income and capital appreciation.

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Average Annual Total Returns — March 31, 20194,5

					Life of	Expense Ratios[6]
	6 Months	1 Year	5 Years	10 Years	Class N	Gross	Net

Class Y (Inception 1/28/98)[1]
NAV	4.00%	4.48%	2.38%	4.73%	—%	0.45%	0.40%

Class A (Inception 5/28/10)[1]
NAV	3.97	4.22	2.12	4.48	—	0.70	0.65
With 4.25% Maximum Sales Charge	-0.43	-0.24	1.24	4.02	—

Class C (Inception 8/31/16)[1]
NAV	3.46	3.30	1.31	3.59	—	1.45	1.40
With CDSC[2]	2.46	2.30	1.31	3.59	—

Class N (Inception 2/01/19)						0.40	0.35
NAV	—	—	—	—	1.97

Comparative Performance
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index[3]	4.01	4.24	2.12	3.14	1.64

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

As of August 31, 2016, the Fund’s Retail Class shares and Institutional Class shares were redesignated as Class A shares and Class Y shares, respectively. Accordingly, the returns shown in the table for Class A shares prior to August 31, 2016 are those of Retail Class shares, restated to reflect the sales loads of Class A shares, and the returns in the table for Class Y shares prior to August 31, 2016 are those of Institutional Class shares. Prior to the inception of Retail Class shares (May 28, 2010), performance is that of Institutional Class shares, restated to reflect the higher net expenses and sales loads of Class A shares. Prior to the inception of Class C shares (August 31, 2016), performance is that of Retail Class shares, restated to reflect the higher net expenses and sales loads of Class C shares.

2	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3

The Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index includes securities in the intermediate maturity range within the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

4	The Fund revised its investment strategy on May 28, 2010; performance may have been different had the current investment strategy been in place for all periods shown.

5	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

6

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Managers	Symbols

Christopher T. Harms	Class A NEFLX

Clifton V. Rowe, CFA®	Class C NECLX

Kurt L. Wagner, CFA®, CIC	Class N LGANX

Loomis, Sayles & Company, L.P.	Class Y NELYX

Investment Goal

The Fund seeks high current return consistent with preservation of capital.

3  |

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Average Annual Total Returns — March 31, 20193

					Life of	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Class N	Gross	Net

Class Y (Inception 3/31/94)
NAV	2.31%	2.66%	1.21%	2.40%	—%	0.55%	0.55%

Class A (Inception 1/3/89)
NAV	2.28	2.50	0.97	2.14	—	0.80	0.80
With 2.25% Maximum Sales Charge	-0.07	0.17	0.51	1.91	—

Class C (Inception 12/30/94)
NAV	1.90	1.74	0.22	1.39	—	1.55	1.55
With CDSC[1]	0.90	0.74	0.22	1.39	—

Class N (Inception 2/1/17)
NAV	2.45	2.76	—	—	1.69	0.48	0.46

Comparative Performance
Bloomberg Barclays U.S. 1-5 Year Government Bond Index[2]	2.98	3.17	1.26	1.49	1.52

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2

The Bloomberg Barclays U.S. 1-5 Year Government Bond Index is a subindex of the Bloomberg Barclays U.S. Government Index, which is composed of the Bloomberg Barclays U.S. Treasury and U.S. Agency Indices. The Bloomberg Barclays U.S. Government Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Bloomberg Barclays U.S. Government Index is a component of the Bloomberg Barclays U.S. Government/Credit Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.

5  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2018 through March 31, 2019. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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LOOMIS SAYLES INTERMEDIATE DURATION BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2018	ENDING ACCOUNT VALUE 3/31/2019	EXPENSES PAID DURING PERIOD* 10/1/2018 – 3/31/2019
Class A
Actual	$1,000.00	$1,039.70	$3.31	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28	*
Class C
Actual	$1,000.00	$1,034.60	$7.10	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04	*
Class N
Actual	$1,000.00	$1,019.70	$0.53	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	$1.66	*
Class Y
Actual	$1,000.00	$1,040.00	$2.03	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02	*

*

Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.65%, 1.40%, 0.33% and 0.40% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[1]

Actual expenses for Class A, C and Y are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.65%, 1.40% and 0.40%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[2]

Class N commenced operations on February 1, 2019. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.33%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (58), divided by 365 (to reflect the partial period).

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND	BEGINNING ACCOUNT VALUE 10/1/2018	ENDING ACCOUNT VALUE 3/31/2019	EXPENSES PAID DURING PERIOD* 10/1/2018 – 3/31/2019
Class A
Actual	$1,000.00	$1,022.80	$4.03
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03
Class C
Actual	$1,000.00	$1,019.00	$7.80
Hypothetical (5% return before expenses)	$1,000.00	$1,017.20	$7.80
Class N
Actual	$1,000.00	$1,024.50	$2.32
Hypothetical (5% return before expenses)	$1,000.00	$1,022.64	$2.32
Class Y
Actual	$1,000.00	$1,023.10	$2.77
Hypothetical (5% return before expenses)	$1,000.00	$1,022.19	$2.77

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.80%, 1.55%, 0.46% and 0.55% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 98.5% of Net Assets
	ABS Car Loan — 8.9%
$64,075	ACC Trust, Series 2018-1, Class A, 3.700%, 12/21/2020, 144A	$64,142
152,000	AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.890%, 1/10/2022	152,020
72,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.870%, 11/08/2021	71,997
160,000	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.240%, 4/08/2022	158,795
555,000	Americredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/08/2021(a)	551,067
110,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.300%, 2/18/2022	109,275
300,000	AmeriCredit Automobile Receivables Trust, Series 2017-2, Class B, 2.400%, 5/18/2022	298,552
170,000	AmeriCredit Automobile Receivables Trust, Series 2017-3, Class B, 2.240%, 6/19/2023	168,730
510,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class B, 3.580%, 10/18/2024	519,507
140,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A	139,886
360,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A(a)	360,501
365,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.070%, 9/20/2023, 144A(a)	365,306
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1, Class A, 3.450%, 3/20/2023, 144A	101,039
285,000	Bank of the West Auto Trust, Series 2017-1, Class A3, 2.110%, 1/15/2023, 144A	282,757
520,000	California Republic Auto Receivables Trust, Series 2017-1, Class A4, 2.280%, 6/15/2022(a)	517,463
175,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class A3, 2.020%, 8/20/2021, 144A	174,280
941,188	CarMax Auto Owner Trust, Series 2017-2, Class A3, 1.930%, 3/15/2022(a)	935,687
117,128	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A3, 1.640%, 7/15/2021, 144A	116,775
45,141	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.710%, 5/15/2023, 144A	45,044
9,334	CPS Auto Receivables Trust, Series 2015-A, Class B, 2.790%, 2/16/2021, 144A	9,334
123,510	CPS Auto Receivables Trust, Series 2017-C, Class B, 2.300%, 7/15/2021, 144A	123,246
775,000	CPS Auto Receivables Trust, Series 2018-D, Class B, 3.610%, 11/15/2022, 144A	781,585
800,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class B, 3.180%, 5/15/2024, 144A	799,996
133,027	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.150%, 4/15/2024, 144A	132,723
60,419	Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.190%, 7/15/2022, 144A	60,438
185,000	Drive Auto Receivables Trust, Series 2017-3, Class C, 2.800%, 7/15/2022	184,985
153,175	Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.980%, 1/18/2022, 144A	153,228
96,635	Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.610%, 8/16/2021, 144A	96,587
1,005,000	Drive Auto Receivables Trust, Series 2018-5, Class B, 3.680%, 7/15/2023	1,016,633

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$60,323	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A	$60,372
231,651	DT Auto Owner Trust, Series 2015-3A, Class D, 4.530%, 10/17/2022, 144A	233,000
241,928	DT Auto Owner Trust, Series 2016-2A, Class D, 5.430%, 11/15/2022, 144A	244,832
118,603	DT Auto Owner Trust, Series 2016-4A, Class C, 2.740%, 10/17/2022, 144A(a)	118,577
51,547	DT Auto Owner Trust, Series 2017-1A, Class C, 2.700%, 11/15/2022, 144A	51,485
143,380	DT Auto Owner Trust, Series 2017-3A, Class B, 2.400%, 5/17/2021, 144A	143,307
60,000	DT Auto Owner Trust, Series 2018-2A, Class C, 3.670%, 3/15/2024, 144A	60,395
285,000	DT Auto Owner Trust, Series 2019-1A, Class C, 3.610%, 11/15/2024, 144A	286,989
300,000	Exeter Automobile Receivables Trust, Series 2017-2A, Class B, 2.820%, 5/16/2022, 144A	299,693
190,000	Exeter Automobile Receivables Trust, Series 2018-1A, Class B, 2.750%, 4/15/2022, 144A	189,765
400,000	Exeter Automobile Receivables Trust, Series 2018-2A, Class B, 3.270%, 5/16/2022, 144A	400,436
260,000	First Investors Auto Owner Trust, Series 2017-1A, Class A2, 2.200%, 3/15/2022, 144A	259,151
315,000	First Investors Auto Owner Trust, Series 2017-2A, Class A2, 2.270%, 7/15/2022, 144A	313,144
460,747	First Investors Auto Owner Trust, Series 2018-2A, Class A1, 3.230%, 12/15/2022, 144A	462,247
144,709	Flagship Credit Auto Trust, Series 2015-2, Class B, 3.080%, 12/15/2021, 144A	144,747
195,000	Flagship Credit Auto Trust, Series 2016-2, Class B, 3.840%, 9/15/2022, 144A	195,969
102,025	Flagship Credit Auto Trust, Series 2016-3, Class B, 2.430%, 6/15/2021, 144A	101,922
160,000	Flagship Credit Auto Trust, Series 2016-4, Class B, 2.410%, 10/15/2021, 144A	159,640
800,000	Flagship Credit Auto Trust, Series 2018-4, Class B, 3.880%, 10/16/2023, 144A	815,059
230,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.310%, 4/15/2026, 144A	229,373
705,000	Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.030%, 12/15/2027, 144A(a)	693,449
595,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/2031, 144A(a)	595,408
115,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	114,943
265,000	GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023, 144A	268,127
233,200	GM Financial Consumer Automobile Receivables Trust, Series 2017-1A, Class A3, 1.780%, 10/18/2021, 144A	232,005
500,000	GM Financial Consumer Automobile Receivables Trust, Series 2017-3A, Class A3, 1.970%, 5/16/2022, 144A(a)	496,184
120,000	NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2, 2.190%, 9/15/2021, 144A	119,570
510,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.540%, 4/18/2022, 144A(a)	508,304
150,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.560%, 10/17/2022, 144A	149,329
125,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A2, 3.220%, 2/15/2023, 144A	125,455
310,000	NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 3.690%, 10/15/2023, 144A	315,489
91,359	Prestige Auto Receivables Trust, Series 2016-2A, Class A3, 1.760%, 1/15/2021, 144A(a)	91,331

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$162,827	Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.660%, 11/15/2021	$162,747
73,542	Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.100%, 6/15/2021	73,476
164,129	Santander Drive Auto Receivables Trust, Series 2017-2, Class B, 2.210%, 10/15/2021	163,943
370,000	Santander Drive Auto Receivables Trust, Series 2018-1, Class B, 2.630%, 7/15/2022	369,503
180,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class B, 3.030%, 9/15/2022	180,316
460,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.810%, 12/16/2024	466,864
73,727	Westlake Automobile Receivables Trust, Series 2017-1A, Class B, 2.300%, 10/17/2022, 144A	73,708
135,000	Westlake Automobile Receivables Trust, Series 2018-1A, Class B, 2.670%, 5/17/2021, 144A	134,652
515,000	Westlake Automobile Receivables Trust, Series 2019-1A, Class B, 3.260%, 10/17/2022, 144A	516,704
110,000	World Omni Auto Receivables Trust, Series 2017-B, Class A3, 1.950%, 2/15/2023	108,869

		19,222,057

	ABS Credit Card — 1.8%
620,000	American Express Credit Account Master Trust, Series 2019-1, Class A, 2.870%, 10/15/2024	625,679
415,000	Barclays Dryrock Issuance Trust, Series 2014-3, Class A, 2.410%, 7/15/2022(a)	414,432
805,000	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.990%, 7/17/2023(a)	798,280
260,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.880%, 1/23/2023	261,454
470,000	Synchrony Credit Card Master Note Trust, Series 2016-3, Class A, 1.580%, 9/15/2022(a)	467,407
555,000	World Financial Network Credit Card Master Trust, Series 2016-C, Class A, 1.720%, 8/15/2023(a)	551,808
730,000	World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.120%, 3/15/2024(a)	724,803

		3,843,863

	ABS Home Equity — 0.6%
285,981	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	289,356
114,165	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	113,731
152,496	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	151,161
13,762	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.003%, 7/25/2021(b)(c)(d)	12,929
7,295	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)(d)	7,244

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$370,354	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1-month LIBOR + 1.850%, 4.336%, 10/25/2027(a)(e)	$374,241
112,659	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(c)	111,642
97,801	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(c)	96,902
41,637	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 4.796%, 5/01/2035(c)	42,890

		1,200,096

	ABS Other — 2.6%
263,212	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	267,329
270,000	John Deere Owner Trust, Series 2017-B, Class A3, 1.820%, 10/15/2021	268,285
520,000	Mariner Finance Issuance Trust, Series 2017-BA, Class A, 2.920%, 12/20/2029, 144A	517,619
294,610	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(c)	300,921
24,399	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A	24,404
281,280	OneMain Financial Issuance Trust, Series 2016-1A, Class A, 3.660%, 2/20/2029, 144A	282,480
555,000	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.300%, 3/14/2029, 144A(a)	557,579
308,583	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	309,556
475,007	SCF Equipment Trust LLC, Series 2018-1A, Class A2, 3.630%, 10/20/2024, 144A(a)	476,876
79,050	Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A, 2.910%, 3/20/2034, 144A	78,379
255,000	SoFi Consumer Loan Program Trust, Series 2018-1A, Class A2, 3.140%, 2/25/2027, 144A	255,449
730,000	SoFi Consumer Loan Program Trust, Series 2018-2, Class A2, 3.350%, 4/26/2027, 144A	732,162
1,123,151	SoFi Consumer Loan Program Trust, Series 2018-4, Class A, 3.540%, 11/26/2027, 144A	1,129,740
135,208	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	135,069
58,056	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	57,983
141,667	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	140,815

		5,534,646

	ABS Student Loan — 0.4%
112,056	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650%, 1/25/2041, 144A	110,927
165,956	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 3-month LIBOR + 0.800%, 3.571%, 7/25/2025(e)	166,244
46,955	SoFi Professional Loan Program LLC, Series 2015-A, Class A2, 2.420%, 3/25/2030, 144A	46,542
218,624	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A	218,038
180,000	SoFi Professional Loan Program LLC, Series 2017-E, Class A2B, 2.720%, 11/26/2040, 144A	177,918

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Student Loan — continued
$119,980	South Carolina Student Loan Corp., Series 2010-1, Class A2, 3-month LIBOR + 1.000%, 3.771%, 7/25/2025(e)	$119,980

		839,649

	ABS Whole Business — 0.3%
601,975	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	621,166

	Aerospace & Defense — 0.3%
450,000	Rolls-Royce PLC, 2.375%, 10/14/2020, 144A	445,891
105,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	105,607

		551,498

	Agency Commercial Mortgage-Backed Securities — 1.2%
648,018	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021(a)(c)	661,526
509,476	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(a)(c)	523,233
701,647	FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024(a)	700,734
580,484	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019(a)	578,338
68,650	FHLMC Multifamily Structured Pass Through Certificates, Series KP03, Class A2, 1.780%, 7/25/2019	68,340

		2,532,171

	Airlines — 0.0%
40,014	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	41,081

	Automotive — 4.5%
425,000	American Honda Finance Corp., MTN, 2.000%, 2/14/2020	422,699
245,000	American Honda Finance Corp., MTN, 3.625%, 10/10/2023	253,690
290,000	BMW U.S. Capital LLC, 1.850%, 9/15/2021, 144A	283,241
1,100,000	Daimler Finance North America LLC, 3.350%, 2/22/2023, 144A	1,112,367
670,000	Ford Motor Credit Co. LLC, 2.979%, 8/03/2022	640,345
425,000	Ford Motor Credit Co. LLC, 3.810%, 1/09/2024	402,420
805,000	General Motors Financial Co., Inc., 4.150%, 6/19/2023	812,549
390,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	402,492
500,000	Harley-Davidson Financial Services, Inc., 3.350%, 2/15/2023, 144A	494,915
220,000	Harley-Davidson Financial Services, Inc., 4.050%, 2/04/2022, 144A	222,417
940,000	Hyundai Capital America, 2.750%, 9/18/2020, 144A	932,788
175,000	Hyundai Capital America, 3.450%, 3/12/2021, 144A	175,319
1,065,000	Nissan Motor Acceptance Corp., 2.150%, 7/13/2020, 144A	1,050,758
730,000	Nissan Motor Acceptance Corp., 3.450%, 3/15/2023, 144A	728,753
150,000	PACCAR Financial Corp., MTN, 1.200%, 8/12/2019	149,191
870,000	Toyota Motor Credit Corp., MTN, 2.150%, 9/08/2022	857,925
615,000	Volkswagen Group of America Finance LLC, 4.250%, 11/13/2023, 144A	633,705

		9,575,574

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — 20.7%
$530,000	ABN AMRO Bank NV, 1.800%, 9/20/2019, 144A	$527,424
440,000	AIB Group PLC, 4.750%, 10/12/2023, 144A	454,377
315,000	American Express Co., 2.200%, 10/30/2020	312,568
495,000	American Express Co., 3.700%, 8/03/2023	507,258
915,000	ANZ New Zealand International Ltd., 2.200%, 7/17/2020, 144A	908,655
510,000	ANZ New Zealand International Ltd., 3.400%, 3/19/2024, 144A	514,633
715,000	Bank of America Corp., (fixed rate to 3/15/2024, variable rate thereafter), MTN, 3.458%, 3/15/2025	722,117
395,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	401,431
1,355,000	Bank of New York Mellon Corp. (The), (fixed rate to 5/16/2022, variable rate thereafter), MTN, 2.661%, 5/16/2023	1,347,920
950,000	Bank of Nova Scotia, 2.150%, 7/14/2020	944,815
450,000	Banque Federative du Credit Mutuel S.A., 2.200%, 7/20/2020, 144A	446,418
460,000	Banque Federative du Credit Mutuel S.A., 2.700%, 7/20/2022, 144A	456,024
485,000	Banque Federative du Credit Mutuel S.A., 3.750%, 7/20/2023, 144A	496,821
1,110,000	Barclays PLC, (fixed rate to 5/16/2023, variable rate thereafter), 4.338%, 5/16/2024	1,122,284
1,015,000	BB&T Corp., MTN, 3.050%, 6/20/2022	1,020,919
490,000	BNZ International Funding Ltd., 2.400%, 2/21/2020, 144A	488,259
1,055,000	Canadian Imperial Bank of Commerce, 3.100%, 4/02/2024	1,051,965
865,000	Capital One Financial Corp., 3.300%, 10/30/2024	856,434
215,000	Citigroup, Inc., 2.900%, 12/08/2021	214,943
1,000,000	Citigroup, Inc., (fixed rate to 1/24/2022, variable rate thereafter), 3.142%, 1/24/2023	1,003,454
715,000	Citigroup, Inc., (fixed rate to 3/20/2029, variable rate thereafter), 3.980%, 3/20/2030	726,876
310,000	Citizens Bank NA, 2.250%, 3/02/2020	308,555
250,000	Comerica Bank, 2.500%, 6/02/2020	248,936
225,000	Comerica, Inc., 3.700%, 7/31/2023	231,079
660,000	Cooperatieve Rabobank U.A. (NY), 2.750%, 1/10/2023	654,315
925,000	Credit Agricole S.A., 3.750%, 4/24/2023, 144A	935,159
365,000	Danske Bank A/S, 5.375%, 1/12/2024, 144A	379,622
940,000	Danske Bank AS, 3.875%, 9/12/2023, 144A	923,380
215,000	Deutsche Bank AG, 3.150%, 1/22/2021	211,767
190,000	Deutsche Bank AG, 4.100%, 1/13/2026	181,511
335,000	Deutsche Bank AG, Series D, 5.000%, 2/14/2022	342,426
725,000	Discover Financial Services, 4.500%, 1/30/2026	744,620
780,000	Fifth Third Bank, 1.625%, 9/27/2019	775,824
520,000	Goldman Sachs Group, Inc. (The), (fixed rate to 10/31/2021, variable rate thereafter), 2.876%, 10/31/2022	515,374
520,000	HSBC Holdings PLC, (fixed rate to 9/12/2025, variable rate thereafter), 4.292%, 9/12/2026	536,242
185,000	HSBC USA, Inc., 2.375%, 11/13/2019	184,532
700,000	ING Groep NV, 4.625%, 1/06/2026, 144A	734,452
1,020,000	JPMorgan Chase & Co., (fixed rate to 4/1/2022, variable rate thereafter), 3.207%, 4/01/2023	1,026,139
585,000	JPMorgan Chase Bank NA, 1.650%, 9/23/2019	582,194
555,000	Key Bank NA, 1.600%, 8/22/2019	552,617

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$340,000	KeyCorp, MTN, 4.150%, 10/29/2025	$357,927
405,000	Lloyds Banking Group PLC, 3.900%, 3/12/2024	410,178
495,000	Lloyds Banking Group PLC, 4.050%, 8/16/2023	504,744
525,000	Macquarie Group Ltd., (fixed rate to 1/15/2029, variable rate thereafter), 5.033%, 1/15/2030, 144A	557,023
930,000	National Australia Bank Ltd., 3.700%, 11/04/2021	948,974
1,135,000	National Bank of Canada, 2.200%, 11/02/2020	1,124,649
620,000	Nationwide Building Society, (fixed rate to 3/08/2023, variable rate thereafter), 3.766%, 3/08/2024, 144A	617,345
1,020,000	NatWest Markets PLC, 3.625%, 9/29/2022, 144A	1,019,546
540,000	Nordea Bank Abp, 1.625%, 9/30/2019, 144A	536,814
1,055,000	Nordea Bank Abp, 2.125%, 5/29/2020, 144A	1,047,056
315,000	Northern Trust Corp., (fixed rate to 5/08/2027, variable rate thereafter), 3.375%, 5/08/2032	308,645
590,000	Royal Bank of Scotland Group PLC, (fixed rate to 3/22/2024, variable rate thereafter), 4.269%, 3/22/2025	596,274
635,000	Santander Holdings USA, Inc., 3.700%, 3/28/2022	642,549
235,000	Santander Holdings USA, Inc., 4.450%, 12/03/2021	242,130
505,000	Santander UK Group Holdings PLC, (fixed rate to 11/15/2023, variable rate thereafter), 4.796%, 11/15/2024	519,953
350,000	Santander UK PLC, 2.125%, 11/03/2020	346,159
715,000	Santander UK PLC, 2.500%, 1/05/2021	709,732
1,015,000	Societe Generale S.A., 3.875%, 3/28/2024, 144A	1,018,243
305,000	State Street Corp., (fixed rate to 5/15/2022, variable rate thereafter), 2.653%, 5/15/2023	303,239
235,000	Sumitomo Mitsui Financial Group, Inc., 2.784%, 7/12/2022	233,788
1,015,000	SunTrust Bank, 3.200%, 4/01/2024	1,023,415
515,000	Svenska Handelsbanken AB, 3.900%, 11/20/2023	535,718
1,140,000	Synchrony Bank, 3.650%, 5/24/2021	1,150,509
150,000	Synchrony Financial, 3.700%, 8/04/2026	141,326
75,000	Synchrony Financial, 4.250%, 8/15/2024	75,452
1,065,000	Toronto Dominion Bank (The), Series MTN, 3.250%, 6/11/2021	1,077,249
840,000	U.S. Bank NA, 2.000%, 1/24/2020	835,641
1,150,000	UBS AG, 2.200%, 6/08/2020, 144A	1,142,916
665,000	UniCredit SpA, 3.750%, 4/12/2022, 144A	662,020
1,030,000	Wells Fargo Bank NA, 3.625%, 10/22/2021	1,049,302
195,000	Westpac Banking Corp., 2.800%, 1/11/2022	195,268

		44,528,123

	Brokerage — 0.6%
415,000	Ameriprise Financial, Inc., 3.000%, 3/22/2022	417,384
335,000	Cboe Global Markets, Inc., 1.950%, 6/28/2019	334,331
610,000	Lazard Group LLC, 4.375%, 3/11/2029	616,484

		1,368,199

	Building Materials — 0.5%
107,000	Fortune Brands Home & Security, Inc., 3.000%, 6/15/2020	107,116
280,000	Fortune Brands Home & Security, Inc., 4.000%, 9/21/2023	287,723

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Building Materials — continued
$600,000	Martin Marietta Materials, Inc., 3-month LIBOR + 0.650%, 3.313%, 5/22/2020(e)	$599,874
40,000	Masco Corp., 3.500%, 4/01/2021	40,272
4,000	Masco Corp., 7.125%, 3/15/2020	4,157

		1,039,142

	Cable Satellite — 0.3%
300,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	316,553
320,000	Cox Communications, Inc., 3.150%, 8/15/2024, 144A	318,548

		635,101

	Chemicals — 0.4%
255,000	DowDuPont, Inc., 3.766%, 11/15/2020	259,657
9,000	Eastman Chemical Co., 4.500%, 1/15/2021	9,191
170,000	Eastman Chemical Co., 4.500%, 12/01/2028	175,188
385,000	EI du Pont de Nemours & Co., 2.200%, 5/01/2020	383,621
45,000	Methanex Corp., 3.250%, 12/15/2019	44,972

		872,629

	Collateralized Mortgage Obligations — 3.3%
801,576	Government National Mortgage Association, Series 2010-H02, Class FA, 1-month LIBOR + 0.680%, 3.159%, 2/20/2060(e)	804,442
365,539	Government National Mortgage Association, Series 2010-H03, Class FA, 1-month LIBOR + 0.550%, 3.029%, 3/20/2060(e)	366,010
183,874	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 3.007%, 7/20/2064(e)	184,596
126,943	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 3.009%, 7/20/2064(e)	126,963
70,303	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	69,680
367,086	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065(a)	354,957
520,543	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 3.427%, 2/20/2066(a)(e)	526,157
787,495	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 3.109%, 4/20/2066(a)(e)	788,675
2,231,967	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(c)	2,317,866
1,645,134	Government National Mortgage Association, Series 2019-H01, Class FT, 1-month LIBOR + 0.400%, 2.909%, 10/20/2068(e)	1,642,383

		7,181,729

	Construction Machinery — 0.5%
300,000	Caterpillar Financial Services Corp., MTN, 3.150%, 9/07/2021	303,456
500,000	Caterpillar Financial Services Corp., MTN, 3.650%, 12/07/2023	521,448
174,000	John Deere Capital Corp., Series 0014, MTN, 2.450%, 9/11/2020	173,360

		998,264

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Consumer Cyclical Services — 0.8%
$680,000	Expedia Group, Inc., 3.800%, 2/15/2028	$656,174
485,000	Experian Finance PLC, 4.250%, 2/01/2029, 144A	501,018
495,000	Western Union Co. (The), 4.250%, 6/09/2023	510,974

		1,668,166

	Consumer Products — 0.0%
85,000	Whirlpool Corp., 4.750%, 2/26/2029	87,202

	Diversified Manufacturing — 1.3%
640,000	Ingersoll-Rand Luxembourg Finance S.A., 3.800%, 3/21/2029	649,057
455,000	Kennametal, Inc., 4.625%, 6/15/2028	456,076
265,000	Timken Co. (The), 4.500%, 12/15/2028	266,984
860,000	United Technologies Corp., 3.650%, 8/16/2023	882,758
175,000	Wabtec Corp., 3-month LIBOR + 1.300%, 3.911%, 9/15/2021(e)	174,793
415,000	Wabtec Corp., 4.950%, 9/15/2028	421,166

		2,850,834

	Electric — 5.2%
720,000	Alliant Energy Finance LLC, 4.250%, 6/15/2028, 144A	736,130
285,000	American Electric Power Co., Inc., Series J, 4.300%, 12/01/2028	302,421
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	115,505
1,035,000	Consolidated Edison, Inc., Series A, 2.000%, 3/15/2020	1,026,130
1,135,000	Duke Energy Carolinas LLC, 3.050%, 3/15/2023	1,151,052
690,000	Enel Finance International NV, 4.625%, 9/14/2025, 144A	713,632
451,000	Exelon Corp., 2.450%, 4/15/2021	445,767
179,000	Exelon Generation Co. LLC, 2.950%, 1/15/2020	178,792
116,000	Exelon Generation Co. LLC, 4.250%, 6/15/2022	120,329
605,000	Fortis, Inc., 2.100%, 10/04/2021	591,784
188,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	181,100
690,000	National Rural Utilities Cooperative Finance Corp., MTN, 1.500%, 11/01/2019	684,452
765,000	Nextera Energy Capital Holdings, Inc., 3.150%, 4/01/2024	767,764
245,000	Niagara Mohawk Power Corp., 4.278%, 12/15/2028, 144A	259,924
1,115,000	PNM Resources, Inc., 3.250%, 3/09/2021	1,114,331
740,000	PSEG Power LLC, 3.850%, 6/01/2023	758,833
273,000	Southern Co. (The), 2.750%, 6/15/2020	272,969
720,000	Southern Power Co., Series E, 2.500%, 12/15/2021	712,164
1,030,000	Wisconsin Public Service Corp., 3.350%, 11/21/2021	1,045,913

		11,178,992

	Finance Companies — 1.7%
410,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.450%, 4/03/2026	410,695
720,000	Air Lease Corp., 3.875%, 7/03/2023	727,832
210,000	Aircastle Ltd., 4.125%, 5/01/2024	210,230
250,000	Aircastle Ltd., 4.400%, 9/25/2023	254,573
875,000	Ares Capital Corp., 3.625%, 1/19/2022	876,768
305,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	305,937
225,000	Aviation Capital Group LLC, 4.375%, 1/30/2024, 144A	229,269
545,000	GATX Corp., 4.350%, 2/15/2024	564,948

		3,580,252

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Financial Other — 0.4%
$410,000	Mitsubishi UFJ Lease & Finance Co. Ltd., 2.652%, 9/19/2022, 144A	$403,021
370,000	ORIX Corp., 3.250%, 12/04/2024	369,529

		772,550

	Food & Beverage — 2.4%
400,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 1/23/2029	426,159
835,000	Bacardi Ltd., 4.700%, 5/15/2028, 144A	834,847
245,000	Brown-Forman Corp., 3.500%, 4/15/2025	251,368
525,000	Bunge Ltd. Finance Corp., 4.350%, 3/15/2024	531,658
1,095,000	General Mills, Inc., 2.600%, 10/12/2022	1,082,103
640,000	Kraft Heinz Foods Co., 4.000%, 6/15/2023	657,443
845,000	Molson Coors Brewing Co., 2.250%, 3/15/2020	839,592
140,000	Smithfield Foods, Inc., 3.350%, 2/01/2022, 144A	136,955
320,000	Sysco Corp., 3.550%, 3/15/2025	324,459

		5,084,584

	Government Owned – No Guarantee — 0.7%
305,000	Electricite de France S.A., 4.500%, 9/21/2028, 144A	314,791
240,000	Petroleos Mexicanos, 6.375%, 2/04/2021	248,880
155,000	Petroleos Mexicanos, 6.875%, 8/04/2026	161,003
780,000	Sinopec Group Overseas Development 2016 Ltd., 1.750%, 9/29/2019, 144A	775,757

		1,500,431

	Health Insurance — 0.5%
310,000	Humana, Inc., 2.500%, 12/15/2020	307,640
765,000	UnitedHealth Group, Inc., 3.500%, 2/15/2024	787,469

		1,095,109

	Healthcare — 1.6%
750,000	Becton, Dickinson and Co., 2.133%, 6/06/2019	748,965
640,000	Cardinal Health, Inc., 1.948%, 6/14/2019	638,853
630,000	Cigna Corp., 3.750%, 7/15/2023, 144A	645,941
45,000	Express Scripts Holding Co., 3.000%, 7/15/2023	44,725
95,000	Express Scripts Holding Co., 4.500%, 2/25/2026	99,450
65,000	Express Scripts Holding Co., 4.750%, 11/15/2021	67,899
183,000	Life Technologies Corp., 6.000%, 3/01/2020	187,948
650,000	McKesson Corp., 4.750%, 5/30/2029	679,203
310,000	MEDNAX, Inc., 6.250%, 1/15/2027, 144A	313,100
94,000	Quest Diagnostics, Inc., 4.750%, 1/30/2020	95,430

		3,521,514

	Hybrid ARMs — 0.1%
44,863	FHLMC, 1-year CMT + 2.252%, 4.542%, 1/01/2035(e)	47,146
106,702	FHLMC, 1-year CMT + 2.500%, 4.750%, 5/01/2036(e)	112,978

		160,124

	Independent Energy — 0.2%
300,000	Apache Corp., 4.375%, 10/15/2028	302,223
179,000	Encana Corp., 6.500%, 5/15/2019	179,437

		481,660

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Industrial Other — 0.4%
$525,000	Ferguson Finance PLC, 4.500%, 10/24/2028, 144A	$528,421
30,000	Fluor Corp., 4.250%, 9/15/2028	30,000
355,000	Steelcase, Inc., 5.125%, 1/18/2029	370,301

		928,722

	Life Insurance — 1.3%
85,000	AIG Global Funding, 2.150%, 7/02/2020, 144A	84,333
380,000	Athene Global Funding, 2.750%, 4/20/2020, 144A	378,932
110,000	Athene Holding Ltd., 4.125%, 1/12/2028	105,738
330,000	Brighthouse Financial, Inc., Series WI, 3.700%, 6/22/2027	299,239
310,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A	320,427
915,000	New York Life Global Funding, 2.950%, 1/28/2021, 144A	920,157
720,000	Reliance Standard Life Global Funding, 3.850%, 9/19/2023, 144A	734,760
63,000	Unum Group, 5.625%, 9/15/2020	65,310

		2,908,896

	Lodging — 0.4%
360,000	Marriott International Inc., 3.600%, 4/15/2024	363,078
525,000	Marriott International, Inc., Series Z, 4.150%, 12/01/2023	545,893

		908,971

	Media Entertainment — 0.8%
95,000	Activision Blizzard, Inc., 2.300%, 9/15/2021	93,670
425,000	CBS Corp., 2.900%, 6/01/2023	419,804
130,000	Interpublic Group of Cos., Inc. (The), 3.500%, 10/01/2020	131,121
365,000	Moody’s Corp., 4.250%, 2/01/2029	382,622
500,000	RELX Capital, Inc., 4.000%, 3/18/2029	510,167
112,000	S&P Global, Inc., 3.300%, 8/14/2020	112,952

		1,650,336

	Metals & Mining — 0.2%
135,000	ArcelorMittal, 4.550%, 3/11/2026	137,960
310,000	Glencore Funding LLC Co., 4.125%, 3/12/2024, 144A	312,999

		450,959

	Midstream — 0.6%
185,000	Buckeye Partners LP, 3.950%, 12/01/2026	175,891
60,000	Energy Transfer Operating LP, 4.750%, 1/15/2026	62,715
465,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	481,566
85,000	Kinder Morgan, Inc., 4.300%, 6/01/2025	88,654
440,000	Midwest Connector Capital Co. LLC, 3.625%, 4/01/2022, 144A	446,209

		1,255,035

	Mortgage Related — 2.8%
3,096	FHLMC, 3.000%, 10/01/2026	3,137
294	FHLMC, 6.500%, 1/01/2024	326
61	FHLMC, 8.000%, 7/01/2025	65
86	FNMA, 6.000%, 9/01/2021	86
285,033	GNMA, 4.232%, 2/20/2063(a)(c)	287,243
198,376	GNMA, 4.234%, 2/20/2063(c)	200,952

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$81,653	GNMA, 4.379%, 5/20/2062(c)	$82,244
106,765	GNMA, 4.403%, 10/20/2062(c)	107,972
61,635	GNMA, 4.413%, 6/20/2066(c)	65,532
227,792	GNMA, 4.416%, 10/20/2066(c)	244,302
109,983	GNMA, 4.429%, 9/20/2066(c)	117,501
135,619	GNMA, 4.453%, 4/20/2063(c)	137,574
63,741	GNMA, 4.458%, 11/20/2066(c)	68,001
67,166	GNMA, 4.464%, 8/20/2066(c)	71,640
79,037	GNMA, 4.499%, 5/20/2062(c)	79,728
315,525	GNMA, 4.505%, 4/20/2063(a)(c)	319,605
282,161	GNMA, 4.516%, with various maturities from 2064 to 2066(c)(f)	292,602
120,983	GNMA, 4.524%, 10/20/2066(c)	129,679
1,231,548	GNMA, 4.533%, with various maturities from 2066 to 2067(a)(c)(f)	1,329,585
93,720	GNMA, 4.543%, 10/20/2066(c)	101,176
481,877	GNMA, 4.559%, 7/20/2067(a)(c)	522,749
147,070	GNMA, 4.560%, 3/20/2063(c)	148,842
145,848	GNMA, 4.572%, 2/20/2063(c)	147,403
854,954	GNMA, 4.590%, 1/20/2067(a)(c)	927,213
57,103	GNMA, 4.636%, 7/20/2062(c)	57,466
459,652	GNMA, 4.688%, 5/20/2064(a)(c)	489,836
658	GNMA, 4.700%, 8/20/2061(c)	703
944	GNMA, 6.500%, 12/15/2023	1,036
59	GNMA, 8.500%, 9/15/2022	59

		5,934,257

	Natural Gas — 0.4%
965,000	Sempra Energy, 1.625%, 10/07/2019	958,134

	Non-Agency Commercial Mortgage-Backed Securities — 5.8%
565,000	Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A2, 3.189%, 2/15/2050(a)	568,949
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048(a)	510,881
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	361,351
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049(a)	1,006,672
263,676	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(c)	271,024
535,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A(a)	533,537
28,710	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	28,674
68,558	Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class A2, 2.928%, 2/10/2047	68,472
205,578	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	209,552
478,193	Commercial Mortgage Pass Through Certificates, Series 2014-LC17, Class A3, 3.723%, 10/10/2047(a)	488,020

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$730,000	Commercial Mortgage Pass Through Certificates, Series 2014-TWC, Class A, 1-month LIBOR + 0.850%, 3.349%, 2/13/2032, 144A(a)(e)	$730,001
280,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS3, Class A4, 3.819%, 6/10/2047	291,507
520,299	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class A5, 3.765%, 2/10/2049(a)	538,583
280,000	Commercial Mortgage Trust, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	283,779
640,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A(a)	659,953
84,913	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	87,225
340,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(c)	340,229
330,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047	345,401
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A	181,910
355,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	356,557
114,683	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	116,729
193,354	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A1, 2.086%, 3/15/2050	191,206
240,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.085%, 7/15/2046(c)	252,337
223,737	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047	226,392
129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	131,448
198,222	Starwood Retail Property Trust, Inc., Series 2014-STAR, Class A, 1-month LIBOR + 1.220%, 3.704%, 11/15/2027, 144A(e)	197,737
505,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A(a)	502,356
565,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 4/10/2046(a)	574,503
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	204,241
1,295,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A2, 3.118%, 1/15/2060(a)	1,300,931
157,476	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A3, 3.660%, 3/15/2047	159,437
325,000	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	342,573
348,589	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047(a)	355,569

		12,417,736

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Oil Field Services — 0.4%
$980,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	$973,612

	Paper — 0.4%
835,000	WRKCo., Inc., 3.750%, 3/15/2025	842,470

	Pharmaceuticals — 2.1%
600,000	AbbVie, Inc., 4.250%, 11/14/2028	612,818
22,000	Amgen, Inc., 2.200%, 5/22/2019	21,991
235,000	Bayer U.S. Finance II LLC, 3.375%, 7/15/2024, 144A	228,996
940,000	GlaxoSmithKline Capital PLC, 3.000%, 6/01/2024	944,686
715,000	Merck & Co., Inc., 3.400%, 3/07/2029	733,520
525,000	Pfizer, Inc., 3.200%, 9/15/2023	537,078
710,000	Pfizer, Inc., 3.450%, 3/15/2029	728,198
775,000	Shire Acquisitions Investments Ireland DAC, 1.900%, 9/23/2019	771,652

		4,578,939

	Property & Casualty Insurance — 0.4%
645,000	American Financial Group, Inc., 3.500%, 8/15/2026	622,379
180,000	Assurant, Inc., 4.200%, 9/27/2023	183,381

		805,760

	Railroads — 0.2%
206,000	CSX Corp., 3.700%, 10/30/2020	208,642
215,000	Union Pacific Corp., 3.646%, 2/15/2024	221,859

		430,501

	Refining — 0.2%
525,000	Valero Energy Corp., 4.000%, 4/01/2029	529,790

	REITs – Apartments — 0.1%
245,000	American Homes 4 Rent LP, 4.900%, 2/15/2029	254,047

	REITs – Health Care — 0.3%
615,000	Omega Healthcare Investors, Inc., 4.500%, 1/15/2025	624,976

	REITs – Office Property — 0.1%
290,000	Office Properties Income Trust, 4.250%, 5/15/2024	276,713

	REITs – Shopping Centers — 0.3%
565,000	Brixmor Operating Partnership LP, 3.650%, 6/15/2024	563,586

	Restaurants — 0.8%
1,280,000	McDonald’s Corp., MTN, 2.625%, 1/15/2022	1,277,450
420,000	McDonald’s Corp., MTN, 3.350%, 4/01/2023	428,628

		1,706,078

	Retailers — 1.1%
345,000	AutoNation, Inc., 3.500%, 11/15/2024	334,592
290,000	AutoNation, Inc., 4.500%, 10/01/2025	291,122
415,000	Best Buy Co., Inc., 4.450%, 10/01/2028	420,306
470,000	Ralph Lauren Corp., 3.750%, 9/15/2025	482,022
850,000	Seven & i Holdings Co. Ltd., 3.350%, 9/17/2021, 144A	860,209

		2,388,251

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Student Loans — 0.2%
$350,554	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	$363,987

	Technology — 2.4%
1,015,000	Broadcom, Inc., 4.750%, 4/15/2029, 144A	1,010,179
450,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022	444,456
610,000	Hewlett Packard Enterprise Co., 2.100%, 10/04/2019, 144A	607,416
120,000	Hewlett Packard Enterprise Co., 4.900%, 10/15/2025	127,518
89,000	Jabil, Inc., 5.625%, 12/15/2020	92,275
715,000	KLA-Tencor Corp., 4.100%, 3/15/2029	727,688
175,000	Marvell Technology Group Ltd., 4.200%, 6/22/2023	178,430
140,000	Microchip Technology, Inc., 3.922%, 6/01/2021, 144A	141,229
885,000	NetApp, Inc., 2.000%, 9/27/2019	881,293
205,000	Seagate HDD Cayman, 4.875%, 3/01/2024	203,795
500,000	Texas Instruments, Inc., 3.875%, 3/15/2039	517,426
45,000	Trimble, Inc., 4.150%, 6/15/2023	45,794
160,000	Verisk Analytics, Inc., 4.125%, 3/15/2029	164,234

		5,141,733

	Tobacco — 0.1%
325,000	Altria Group, Inc., 4.400%, 2/14/2026	334,047

	Transportation Services — 1.4%
695,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	715,289
265,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.450%, 1/29/2026, 144A	270,815
150,000	Ryder System, Inc., MTN, 3.650%, 3/18/2024	153,000
360,000	Ryder System, Inc., MTN, 3.750%, 6/09/2023	368,579
275,000	Ryder System, Inc., MTN, 3.875%, 12/01/2023	281,265
430,000	TTX Co., 2.600%, 6/15/2020, 144A	428,802
715,000	United Parcel Service, Inc., 3.400%, 3/15/2029	727,938

		2,945,688

	Treasuries — 12.2%
7,545,000	U.S. Treasury Note, 1.125%, 2/28/2021	7,379,069
4,135,000	U.S. Treasury Note, 2.500%, 3/31/2023	4,176,673
5,260,000	U.S. Treasury Note, 2.625%, 2/15/2029	5,356,570
2,055,000	U.S. Treasury Note, 2.875%, 10/31/2023	2,111,192
3,965,000	U.S. Treasury Note, 2.875%, 11/30/2023	4,076,825
3,035,000	U.S. Treasury Note, 2.875%, 5/15/2028	3,152,488

		26,252,817

	Wireless — 0.2%
200,000	SK Telecom Co. Ltd., 3.750%, 4/16/2023, 144A	204,493
140,000	Vodafone Group PLC, 4.125%, 5/30/2025	142,676

		347,169

	Wirelines — 1.1%
315,000	AT&T, Inc., 3-month LIBOR + 1.180%, 3.777%, 6/12/2024(e)	312,475
715,000	AT&T, Inc., 4.350%, 3/01/2029	730,423
205,000	British Telecommunications PLC, 4.500%, 12/04/2023	214,384

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Wirelines — continued
$400,000	Deutsche Telekom International Finance BV, 1.500%, 9/19/2019, 144A	$397,372
144,000	Verizon Communications, Inc., 3.376%, 2/15/2025	145,696
475,000	Verizon Communications, Inc., 4.016%, 12/03/2029, 144A	488,666

		2,289,016

	Total Bonds and Notes (Identified Cost $210,148,034)	211,628,632

Short-Term Investments — 2.0%
4,306,373	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $4,306,912 on 4/01/2019 collateralized by $4,385,000 U.S. Treasury Note, 2.125% due 12/31/2022 valued at $4,396,668 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $4,306,373)	4,306,373

	Total Investments — 100.5% (Identified Cost $214,454,407)	215,935,005
	Other assets less liabilities — (0.5)%	(1,120,674)

	Net Assets — 100.0%	$214,814,331

(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(c)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2019 is disclosed.
(d)	Fair valued by the Fund’s adviser. At March 31, 2019, the value of these securities amounted to $20,173 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Variable rate security. Rate as of March 31, 2019 is disclosed.
(f)	The Fund’s investment in mortgage related securities of Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the value of Rule 144A holdings amounted to $59,633,998 or 27.8% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

At March 31, 2019, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	6/28/2019	174	$19,958,673	$20,154,094	$195,421

Industry Summary at March 31, 2019 (Unaudited)

Banking	20.7%
Treasuries	12.2
ABS Car Loan	8.9
Non-Agency Commercial Mortgage-Backed Securities	5.8
Electric	5.2
Automotive	4.5
Collateralized Mortgage Obligations	3.3
Mortgage Related	2.8
ABS Other	2.6
Technology	2.4
Food & Beverage	2.4
Pharmaceuticals	2.1
Other Investments, less than 2% each	25.6
Short-Term Investments	2.0

Total Investments	100.5
Other assets less liabilities (including futures contracts)	(0.5)

Net Assets	100.0%

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 82.0% of Net Assets
	ABS Car Loan — 1.4%
$1,550,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	$1,552,155
840,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1, Class A, 3.450%, 3/20/2023, 144A	848,726
57,853	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 2.420%, 11/15/2023, 144A	57,842
1,390,735	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.150%, 4/15/2024, 144A	1,387,554
1,596,159	First Investors Auto Owner Trust, Series 2018-2A, Class A1, 3.230%, 12/15/2022, 144A	1,601,355
190,488	Flagship Credit Auto Trust, Series 2016-4, Class A2, 1.960%, 2/16/2021, 144A	190,403
2,090,000	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A3, 3.640%, 5/15/2023, 144A	2,115,565
725,000	NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A2, 2.740%, 4/15/2021, 144A	724,943
1,495,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.540%, 4/18/2022, 144A	1,490,030
685,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.560%, 10/17/2022, 144A	681,934

		10,650,507

	ABS Home Equity — 0.2%
884,474	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	876,736
893,901	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)	885,684

		1,762,420

	ABS Other — 0.7%
990,916	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	1,006,414
825,000	Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, Class A, 1-month LIBOR + 0.630%, 3.116%, 9/25/2023, 144A(b)	826,228
3,898,708	SoFi Consumer Loan Program Trust, Series 2018-4, Class A, 3.540%, 11/26/2027, 144A	3,921,578

		5,754,220

	ABS Student Loan — 0.0%
117,085	SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1-month LIBOR + 0.950%, 3.436%, 1/25/2039, 144A(b)	117,728

	Agency Commercial Mortgage-Backed Securities — 13.2%
2,007,412	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 3.411%, 11/25/2022(b)	2,011,150
897,144	Federal National Mortgage Association, Series 2016-M3, Class ASQ2, 2.263%, 2/25/2023	882,700
13,445,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ20, Class A2, 3.799%, 12/25/2025	14,114,971

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$6,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2, 4.251%, 1/25/2020	$6,032,127
4,229,760	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,318,268
4,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K015, Class A2, 3.230%, 7/25/2021	4,050,061
6,451,367	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2, 2.873%, 12/25/2021	6,489,458
2,580,000	FHLMC Multifamily Structured Pass Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,643,778
19,666,397	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	19,593,687
2,504,748	FHLMC Multifamily Structured Pass Through Certificates, Series K725, Class A1, 2.666%, 5/25/2023	2,506,656
5,170,000	FHLMC Multifamily Structured Pass Through Certificates, Series K732, Class A2, 3.700%, 5/25/2025	5,438,289
297,328	FHLMC Multifamily Structured Pass Through Certificates, Series KF06, Class A, 1-month LIBOR + 0.330%, 2.820%, 11/25/2021(b)	296,955
2,600,258	FHLMC Multifamily Structured Pass Through Certificates, Series KF14, Class A, 1-month LIBOR + 0.650%, 3.140%, 1/25/2023(b)	2,601,892
4,919,587	FHLMC Multifamily Structured Pass Through Certificates, Series KF53, Class A, 1-month LIBOR + 0.390%, 2.880%, 10/25/2025(b)	4,901,120
1,332,824	FHLMC Multifamily Structured Pass Through Certificates, Series KI01, Class A, 1-month LIBOR + 0.160%, 2.650%, 9/25/2022(b)	1,329,516
2,997,167	FHLMC Multifamily Structured Pass Through Certificates, Series KI02, Class A, 1-month LIBOR + 0.200%, 2.690%, 2/25/2023(b)	2,992,096
10,261,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	10,774,792
2,973,787	FHLMC Multifamily Structured Pass Through Certificates, Series KP03, Class A2, 1.780%, 7/25/2019	2,960,381
6,695,315	FHLMC Multifamily Structured Pass Through Certificates, Series Q008, Class A, 1-month LIBOR + 0.390%, 2.880%, 10/25/2045(b)	6,649,644
168,424	Government National Mortgage Association, Series 2003-72, Class Z, 5.272%, 11/16/2045(a)	177,113
105,636	Government National Mortgage Association, Series 2003-88, Class Z, 4.501%, 3/16/2046(a)	108,581

		100,873,235

	Collateralized Mortgage Obligations — 11.5%
44,682	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 7-year Treasury - 0.200%, 2.360%, 5/15/2023(b)(c)(d)	43,436
31,274	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 10-year Treasury - 0.650%, 2.010%, 8/15/2023(b)(c)(d)	30,489
132,825	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029(c)(d)	139,803
15,304	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019(c)(d)	15,161

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$140,347	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020(c)(d)	$139,992
1,127,127	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	1,247,830
1,673,276	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	1,815,410
1,001,527	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038	1,093,481
1,221,233	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 2.850%, 6/15/2048(a)(e)	1,113,397
1,438,089	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.032%, 12/15/2036(a)(e)	1,497,834
732,179	Federal Home Loan Mortgage Corp., REMIC, Series 4212, Class FW, 1-month LIBOR + 2.100%, 4.584%, 6/15/2043(b)	737,380
1,213,037	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033	1,336,648
23,973	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 7-year Treasury - 0.050%, 2.460%, 9/25/2022(b)(c)(d)	23,653
31,316	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 10-year Treasury - 0.500%, 2.160%, 4/25/2024(b)(c)(d)	30,467
8,693	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 4.606%, 8/25/2042(a)(c)(d)	8,805
488,484	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025(c)(d)	502,717
592,031	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 1-month LIBOR + 0.060%, 2.550%, 7/25/2037(b)	581,891
1,261,760	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.438%, 8/25/2038(a)	1,286,633
5,412,360	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1-month LIBOR + 1.000%, 3.486%, 7/25/2043(b)	5,305,817
11,531	Federal National Mortgage Association, REMIC, Series G93-19, Class FD, 10-year Treasury - 0.650%, 1.970%, 4/25/2023(b)(c)(d)	11,414
8,697	FHLMC Structured Pass Through Securities, Series T-60, Class 2A1, 4.255%, 3/25/2044(a)(c)(d)	9,033
567,710	FHLMC Structured Pass Through Securities, Series T-62, Class 1A1, 12-month MTA + 1.200%, 3.597%, 10/25/2044(b)	573,702
1,094,914	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 2.839%, 10/20/2060(b)	1,090,289
1,037,239	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 2.859%, 10/20/2060(b)	1,033,081
835,720	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 2.959%, 2/20/2061(b)	834,794
810,619	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061	809,146
1,119,804	Government National Mortgage Association, Series 2012-124, Class HT, 7.252%, 7/20/2032(a)	1,144,675
196,520	Government National Mortgage Association, Series 2012-H15, Class FA, 1-month LIBOR + 0.450%, 2.957%, 5/20/2062(b)(c)(d)	195,511

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$944,338	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 3.029%, 8/20/2062(b)	$944,745
1,263,840	Government National Mortgage Association, Series 2012-H29, Class HF, 1-month LIBOR + 0.500%, 3.009%, 10/20/2062(b)	1,261,948
584,403	Government National Mortgage Association, Series 2013-H02, Class GF, 1-month LIBOR + 0.500%, 3.009%, 12/20/2062(b)(c)(d)	581,526
3,725,503	Government National Mortgage Association, Series 2013-H08, Class FA, 1-month LIBOR + 0.350%, 2.859%, 3/20/2063(b)	3,713,777
2,557,760	Government National Mortgage Association, Series 2013-H10, Class FA, 1-month LIBOR + 0.400%, 2.909%, 3/20/2063(b)	2,552,466
9,138,667	Government National Mortgage Association, Series 2013-H22, Class FT, 1-year CMT + 0.650%, 3.240%, 4/20/2063(b)	9,205,637
5,535,369	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 3.007%, 7/20/2064(b)	5,557,110
3,772,501	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 3.009%, 7/20/2064(b)	3,773,090
3,309,856	Government National Mortgage Association, Series 2015-H04, Class FL, 1-month LIBOR + 0.470%, 2.979%, 2/20/2065(b)	3,307,136
70,222	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 2.809%, 4/20/2061(b)(c)(d)	69,684
1,878,177	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	1,861,524
6,204,225	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	5,999,224
221,049	Government National Mortgage Association, Series 2015-H11, Class FA, 1-month LIBOR + 0.250%, 2.759%, 4/20/2065(b)	220,768
4,839,674	Government National Mortgage Association, Series 2015-H12, Class FL, 1-month LIBOR + 0.230%, 2.739%, 5/20/2065(b)	4,810,277
1,776,722	Government National Mortgage Association, Series 2015-H19, Class FH, 1-month LIBOR + 0.300%, 2.809%, 7/20/2065(b)	1,774,136
261,187	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 3.207%, 10/20/2065(b)(c)(d)	260,203
118,400	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 3.189%, 8/20/2061(b)(c)(d)	117,951
5,703,012	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 3.427%, 2/20/2066(b)	5,764,514
2,936,222	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 3.109%, 4/20/2066(b)	2,940,624
4,403,022	Government National Mortgage Association, Series 2016-H19, Class FJ, 1-month LIBOR + 0.400%, 2.909%, 9/20/2063(b)	4,400,577
4,469,116	Government National Mortgage Association, Series 2017-H24, Class FJ, 1-month LIBOR + 0.250%, 2.759%, 10/20/2067(b)	4,462,130
224,668	NCUA Guaranteed Notes, Series 2010-A1, Class A, 1-month LIBOR + 0.350%, 2.842%, 12/07/2020(b)	224,691
386,214	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 1-month LIBOR + 0.450%, 2.931%, 10/07/2020(b)	386,964
919,904	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 1-month LIBOR + 0.560%, 3.041%, 12/08/2020(b)	922,236

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$59,703	NCUA Guaranteed Notes, Series 2010-R3, Class 2A, 1-month LIBOR + 0.560%, 3.041%, 12/08/2020(b)	$59,934

		87,825,361

	Hybrid ARMs — 7.2%
354,728	FHLMC, 1-year CMT + 1.870%, 4.170%, 9/01/2038(b)	368,213
470,827	FHLMC, 6-month LIBOR + 1.660%, 4.235%, 6/01/2037(b)	478,649
1,858,533	FHLMC, 12-month LIBOR + 1.896%, 4.271%, 9/01/2041(b)	1,940,794
359,581	FHLMC, 12-month LIBOR + 1.829%, 4.332%, 3/01/2038(b)	379,835
258,154	FHLMC, 12-month LIBOR + 1.616%, 4.335%, 11/01/2038(b)	269,580
557,582	FHLMC, 1-year CMT + 2.165%, 4.416%, 4/01/2036(b)	574,456
1,124,210	FHLMC, 1-year CMT + 2.220%, 4.434%, 7/01/2033(b)	1,177,322
77,021	FHLMC, 12-month LIBOR + 1.720%, 4.459%, 12/01/2037(b)	79,612
327,938	FHLMC, 12-month LIBOR + 1.831%, 4.464%, 11/01/2038(b)	344,569
263,164	FHLMC, 12-month LIBOR + 1.713%, 4.491%, 4/01/2037(b)	275,444
745,029	FHLMC, 1-year CMT + 2.249%, 4.519%, 9/01/2038(b)	782,115
1,276,260	FHLMC, 12-month LIBOR + 1.771%, 4.520%, 9/01/2035(b)	1,335,102
2,932,671	FHLMC, 1-year CMT + 2.253%, 4.557%, 3/01/2037(b)	3,080,591
272,721	FHLMC, 12-month LIBOR + 1.936%, 4.581%, 12/01/2034(b)	287,834
168,880	FHLMC, 1-year CMT + 2.212%, 4.598%, 9/01/2038(b)	177,551
669,936	FHLMC, 1-year CMT + 2.245%, 4.694%, 3/01/2036(b)	706,058
1,739,006	FHLMC, 1-year CMT + 2.273%, 4.756%, 2/01/2036(b)	1,825,872
1,041,881	FHLMC, 1-year CMT + 2.286%, 4.772%, 2/01/2036(b)	1,096,229
1,156,974	FHLMC, 12-month LIBOR + 1.781%, 4.831%, 4/01/2037(b)	1,213,029
289,985	FHLMC, 1-year CMT + 2.250%, 5.000%, 2/01/2035(b)	305,151
213,882	FHLMC, 12-month LIBOR + 2.180%, 5.305%, 3/01/2037(b)	227,198
653,767	FNMA, 12-month LIBOR + 1.635%, 3.914%, 4/01/2037(b)	681,164
211,021	FNMA, 1-year CMT + 2.193%, 4.068%, 4/01/2033(b)	218,935
213,054	FNMA, 12-month LIBOR + 1.800%, 4.083%, 3/01/2034(b)	222,646
1,813,118	FNMA, 12-month LIBOR + 1.776%, 4.117%, 3/01/2037(b)	1,900,065
879,183	FNMA, 6-month LIBOR + 1.543%, 4.208%, 7/01/2035(b)	908,114
1,737,734	FNMA, 12-month LIBOR + 1.561%, 4.244%, 4/01/2037(b)	1,806,095
746,451	FNMA, 1-year CMT + 2.179%, 4.267%, 6/01/2036(b)	784,934
1,351,544	FNMA, 12-month LIBOR + 1.741%, 4.267%, 9/01/2037(b)	1,416,574
190,253	FNMA, 12-month LIBOR + 1.567%, 4.319%, 8/01/2035(b)	199,148
1,479,161	FNMA, 12-month LIBOR + 1.611%, 4.355%, 7/01/2035(b)	1,540,661
1,503,379	FNMA, 12-month LIBOR + 1.609%, 4.364%, 9/01/2037(b)	1,561,874
387,727	FNMA, 1-year CMT + 2.145%, 4.368%, 9/01/2036(b)	407,214
1,310,435	FNMA, 1-year CMT + 2.272%, 4.383%, 6/01/2037(b)	1,380,845
596,965	FNMA, 1-year CMT +2.287%, 4.390%, 6/01/2033(b)	624,918
623,847	FNMA, 12-month LIBOR + 1.640%, 4.393%, 7/01/2038(b)	648,417
374,544	FNMA, 12-month LIBOR + 1.657%, 4.407%, 8/01/2038(b)	386,902
2,050,090	FNMA, 1-year CMT + 2.189%, 4.409%, 12/01/2040(b)	2,145,847
76,649	FNMA, 6-month LIBOR + 1.543%, 4.418%, 2/01/2037(b)	79,164
3,529,138	FNMA, 1-year CMT + 2.188%, 4.441%, 10/01/2034(b)	3,705,259
227,120	FNMA, 12-month LIBOR + 1.802%, 4.461%, 7/01/2041(b)	236,454
686,217	FNMA, 12-month LIBOR + 1.712%, 4.462%, 8/01/2034(b)	718,078
570,116	FNMA, 1-year CMT + 2.223%, 4.473%, 8/01/2035(b)	602,208

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$1,638,016	FNMA, 1-year CMT + 2.182%, 4.479%, 11/01/2033(b)	$1,719,323
365,771	FNMA, 12-month LIBOR + 1.687%, 4.491%, 11/01/2036(b)	382,412
248,875	FNMA, 12-month LIBOR + 1.743%, 4.500%, 11/01/2035(b)	260,052
330,730	FNMA, 12-month LIBOR + 1.656%, 4.501%, 10/01/2033(b)	344,637
804,052	FNMA, 1-year CMT + 2.235%, 4.527%, 4/01/2034(b)	845,502
331,884	FNMA, 1-year CMT + 2.185%, 4.616%, 12/01/2034(b)	345,872
426,082	FNMA, 1-year CMT + 2.138%, 4.619%, 9/01/2034(b)	447,035
439,047	FNMA, 1-year CMT + 2.287%, 4.620%, 10/01/2033(b)	459,423
120,738	FNMA, 1-year CMT + 2.439%, 4.641%, 8/01/2033(b)	127,047
2,288,528	FNMA, 12-month LIBOR + 1.800%, 4.663%, 10/01/2041(b)	2,389,991
2,662,588	FNMA, 1-year CMT + 2.218%, 4.670%, 4/01/2034(b)	2,800,296
559,627	FNMA, 12-month LIBOR + 1.800%, 4.800%, 12/01/2041(b)	588,371
75,398	FNMA, 12-month LIBOR + 1.807%, 4.821%, 1/01/2037(b)	79,417
215,017	FNMA, 1-year CMT + 2.500%, 4.830%, 8/01/2036(b)	227,717
728,629	FNMA, 1-year CMT + 2.185%, 4.849%, 1/01/2036(b)	766,722
493,331	FNMA, 12-month LIBOR + 1.765%, 4.890%, 2/01/2037(b)	515,215
1,175,533	FNMA, 6-month LIBOR + 2.277%, 4.923%, 7/01/2037(b)	1,244,057
1,147,696	FNMA, 12-month LIBOR + 1.820%, 4.945%, 2/01/2047(b)	1,218,300
522,395	FNMA, 1-year CMT + 2.483%, 5.060%, 5/01/2035(b)	554,953
521,839	FNMA, 12-month LIBOR + 2.473%, 5.098%, 6/01/2035(b)	556,594

		54,973,656

	Mortgage Related — 7.3%
63,216	FHLMC, 3.000%, 10/01/2026	64,048
467,890	FHLMC, 4.000%, with various maturities from 2024 to 2042(f)	484,859
230,992	FHLMC, 4.500%, with various maturities from 2025 to 2034(f)	238,007
96,429	FHLMC, 5.500%, 10/01/2023	99,644
67,195	FHLMC, COFI + 1.250%, 5.773%, 6/01/2020(b)	67,628
100,246	FHLMC, COFI + 1.250%, 5.894%, 8/01/2020(b)	101,121
81,727	FHLMC, COFI + 1.250%, 5.923%, 10/01/2020(b)	82,572
115,012	FHLMC, COFI + 1.250%, 5.953%, 11/01/2020(b)	116,193
2,305	FHLMC, 6.000%, 11/01/2019	2,311
237,431	FHLMC, 6.500%, 12/01/2034	270,376
177	FHLMC, 7.500%, 6/01/2026	189
133,931	FNMA, 3.000%, 3/01/2042	134,021
1,359,001	FNMA, 5.000%, with various maturities from 2037 to 2038(f)	1,461,989
627,992	FNMA, 5.500%, with various maturities from 2023 to 2033(f)	660,874
612,844	FNMA, 6.000%, with various maturities from 2021 to 2022(f)	632,249
180,856	FNMA, 6.500%, with various maturities from 2032 to 2037(f)	200,596
69,992	FNMA, 7.500%, with various maturities from 2030 to 2032(f)	75,672
3,164,710	GNMA, 1-month LIBOR + 1.716%, 4.220%, 2/20/2061(b)	3,296,997
875,457	GNMA, 4.309%, 12/20/2061(a)	879,124
1,292,993	GNMA, 4.378%, 3/20/2063(a)	1,310,223
2,574,075	GNMA, 4.393%, 12/20/2061(a)	2,580,931
1,185,663	GNMA, 4.402%, 2/20/2063(a)	1,200,038
2,498,049	GNMA, 1-month LIBOR + 1.890%, 4.410%, 2/20/2063(b)	2,602,877
2,734,494	GNMA, 4.419%, 6/20/2063(a)	2,780,700
1,367,456	GNMA, 4.421%, 2/20/2062(a)	1,371,174

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$121,531	GNMA, 4.477%, 8/20/2061(a)	$122,865
644,881	GNMA, 4.478%, 3/20/2062(a)	648,041
3,315,511	GNMA, 4.486%, 10/20/2065(a)	3,537,920
1,646,838	GNMA, 4.490%, 6/20/2062(a)	1,655,407
3,678,580	GNMA, 4.534%, 12/20/2062(a)	3,717,952
923,158	GNMA, 4.544%, 4/20/2063(a)	934,643
5,661,975	GNMA, 4.586%, 11/20/2062(a)	5,716,468
413,475	GNMA, 4.598%, 3/20/2062(a)	414,772
485,315	GNMA, 4.599%, 7/20/2063(a)	511,864
1,890,078	GNMA, 4.603%, 2/20/2066(a)	2,006,295
1,894,353	GNMA, 4.624%, 3/20/2064(a)	2,005,829
506,180	GNMA, 4.649%, 2/20/2062(a)	507,413
402,170	GNMA, 4.651%, 1/20/2064(a)	427,093
1,682,776	GNMA, 4.652%, 2/20/2062(a)	1,686,358
3,216,268	GNMA, 1-month LIBOR + 2.149%, 4.670%, 3/20/2063(b)	3,347,652
1,820,155	GNMA, 4.674%, 11/20/2063(a)	1,920,966
1,513,384	GNMA, 4.688%, 5/20/2064(a)	1,612,763
57,150	GNMA, 4.700%, with various maturities in 2061(a)(f)	59,160
43,627	GNMA, 4.707%, 3/20/2061(a)	44,108
32,346	GNMA, 4.710%, 8/20/2061(a)	33,196
293,942	GNMA, 4.711%, 8/20/2062(a)	295,860
838,316	GNMA, 1-month LIBOR + 2.264%, 4.784%, 5/20/2065(b)	888,776
883,865	GNMA, 1-month LIBOR + 2.286%, 4.806%, 6/20/2065(b)	941,405
1,740,631	GNMA, 1-month LIBOR + 2.365%, 4.886%, 2/20/2063(b)	1,819,359
132,756	GNMA, 4.967%, 4/20/2061(a)	134,294
11,874	GNMA, 6.000%, 12/15/2031	13,127
50,375	GNMA, 6.500%, 5/15/2031	57,026
57,731	GNMA, 7.000%, 10/15/2028	63,153

		55,838,178

	Non-Agency Commercial Mortgage-Backed Securities — 2.1%
1,310,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	1,306,417
1,488,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,557,367
4,282,000	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	4,402,514
1,397,747	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/2044, 144A	1,440,068
2,600,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	2,611,405
1,040,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048	1,051,767
3,333,727	Starwood Retail Property Trust, Inc., Series 2014-STAR, Class A, 1-month LIBOR + 1.220%, 3.704%, 11/15/2027, 144A(b)	3,325,573

		15,695,111

	Sovereigns — 0.3%
1,955,000	U.S. Department of Housing and Urban Development, 1.880%, 8/01/2019	1,950,152

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Treasuries — 38.1%
$18,165,000	U.S. Treasury Note, 1.125%, 8/31/2021	$17,681,073
20,945,000	U.S. Treasury Note, 1.250%, 7/31/2023	20,090,837
9,635,000	U.S. Treasury Note, 1.375%, 1/31/2021	9,472,409
5,000,000	U.S. Treasury Note, 1.375%, 9/30/2023	4,814,648
6,795,000	U.S. Treasury Note, 1.625%, 8/31/2022	6,658,569
26,050,000	U.S. Treasury Note, 1.750%, 11/30/2021	25,713,182
8,460,000	U.S. Treasury Note, 1.750%, 6/30/2022	8,332,439
12,605,000	U.S. Treasury Note, 1.750%, 9/30/2022	12,399,184
7,895,000	U.S. Treasury Note, 1.875%, 4/30/2022	7,809,882
9,900,000	U.S. Treasury Note, 2.000%, 2/28/2021	9,843,539
17,015,000	U.S. Treasury Note, 2.000%, 12/31/2021	16,909,986
2,855,000	U.S. Treasury Note, 2.000%, 11/15/2026	2,785,521
13,945,000	U.S. Treasury Note, 2.125%, 9/30/2021	13,899,243
8,305,000	U.S. Treasury Note, 2.125%, 11/30/2023	8,259,906
650,000	U.S. Treasury Note, 2.125%, 3/31/2024	646,395
4,215,000	U.S. Treasury Note, 2.250%, 3/31/2021	4,213,024
16,475,000	U.S. Treasury Note, 2.250%, 1/31/2024	16,473,713
9,950,000	U.S. Treasury Note, 2.250%, 11/15/2027	9,844,281
8,000,000	U.S. Treasury Note, 2.375%, 12/31/2020	8,006,563
3,865,000	U.S. Treasury Note, 2.500%, 12/31/2020	3,876,625
7,835,000	U.S. Treasury Note, 2.875%, 11/15/2021	7,957,116
67,520,000	U.S. Treasury Note, 2.875%, 10/31/2023	69,366,250
6,030,000	U.S. Treasury Note, 2.875%, 11/30/2023	6,200,065

		291,254,450

	Total Bonds and Notes (Identified Cost $628,078,478)	626,695,018

Short-Term Investments — 31.2%
103,345,000	Federal Home Loan Bank Discount Notes, 2.300%-2.340%, 4/01/2019(g)(h)	103,345,000
58,005,000	Federal Home Loan Bank Discount Notes, 2.200%, 4/08/2019(g)	57,977,705
8,705,207	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $8,706,296 on 4/01/2019 collateralized by $8,885,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $8,882,361 including accrued interest (Note 2 of Notes to Financial Statements)	8,705,207
45,705,000	U.S. Treasury Bills, 2.335%, 4/04/2019(g)	45,696,007
14,430,000	U.S. Treasury Bills, 2.365%-2.413%, 4/18/2019(g)(h)	14,413,884
8,265,000	U.S. Treasury Bills, 2.468%, 2/27/2020(g)	8,087,785

	Total Short-Term Investments (Identified Cost $238,217,165)	238,225,588

	Total Investments — 113.2% (Identified Cost $866,295,643)	864,920,606
	Other assets less liabilities — (13.2)%	(100,930,543)

	Net Assets — 100.0%	$763,990,063

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2019 is disclosed.
(b)	Variable rate security. Rate as of March 31, 2019 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	Fair valued by the Fund’s adviser. At March 31, 2019, the value of these securities amounted to $2,179,845 or 0.3% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(h)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the value of Rule 144A holdings amounted to $26,968,338 or 3.5% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
COFI	Cost Of Funds Index
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average Interest
REMIC	Real Estate Mortgage Investment Conduit

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Industry Summary at March 31, 2019 (Unaudited)

Treasuries	38.1%
Agency Commercial Mortgage-Backed Securities	13.2
Collateralized Mortgage Obligations	11.5
Mortgage Related	7.3
Hybrid ARMs	7.2
Non-Agency Commercial Mortgage-Backed Securities	2.1
Other Investments, less than 2% each	2.6
Short-Term Investments	31.2

Total Investments	113.2
Other assets less liabilities	(13.2)

Net Assets	100.0%

See accompanying notes to financial statements.

|  34

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
ASSETS
Investments at cost	$214,454,407	$866,295,643
Net unrealized appreciation (depreciation)	1,480,598	(1,375,037)

Investments at value	215,935,005	864,920,606
Cash	20	12
Due from brokers (Note 2)	135,000	—
Receivable for Fund shares sold	353,324	1,489,530
Receivable for securities sold	957,192	102,499,376
Interest receivable	1,151,607	3,243,740
Tax reclaims receivable	3,608	—
Prepaid expenses (Note 8)	10	43

TOTAL ASSETS	218,535,766	972,153,307

LIABILITIES
Payable for securities purchased	3,238,914	206,283,780
Payable for Fund shares redeemed	267,364	836,841
Payable for variation margin on futures contracts (Note 2)	39,467	—
Distributions payable	—	334,769
Management fees payable (Note 6)	33,635	225,802
Deferred Trustees’ fees (Note 6)	103,620	313,516
Administrative fees payable (Note 6)	7,804	27,436
Payable to distributor (Note 6d)	2,067	11,846
Other accounts payable and accrued expenses	28,564	129,254

TOTAL LIABILITIES	3,721,435	208,163,244

NET ASSETS	$214,814,331	$763,990,063

NET ASSETS CONSIST OF:
Paid-in capital	$216,607,921	$800,746,331
Accumulated loss	(1,793,590)	(36,756,268)

NET ASSETS	$214,814,331	$763,990,063

See accompanying notes to financial statements.

35  |

Statements of Assets and Liabilities (continued)

March 31, 2019 (Unaudited)

	Intermediate Duration Bond Fund		Limited Term Government and Agency Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$19,357,491		$338,747,449

Shares of beneficial interest	1,892,976		30,198,284

Net asset value and redemption price per share	$10.23		$11.22

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$10.68		$11.48

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$286,938		$25,378,264

Shares of beneficial interest	27,983		2,260,561

Net asset value and offering price per share	$10.25		$11.23

Class N shares:
Net assets	$1,020		$5,367,567

Shares of beneficial interest	100		477,129

Net asset value, offering and redemption price per share	$10.22	*	$11.25

Class Y shares:
Net assets	$195,168,882		$394,496,783

Shares of beneficial interest	19,091,801		35,051,659

Net asset value, offering and redemption price per share	$10.22		$11.25

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

|  36

Statements of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
INVESTMENT INCOME
Interest	$3,333,227	$7,685,076
Less net foreign taxes withheld	(1,480)	—

	3,331,747	7,685,076

Expenses
Management fees (Note 6)	258,307	1,350,989
Service and distribution fees (Note 6)	24,408	547,499
Administrative fees (Note 6)	45,657	161,709
Trustees’ fees and expenses (Note 6)	6,418	10,451
Transfer agent fees and expenses (Notes 6 and 7)	81,006	347,666
Audit and tax services fees	26,390	28,498
Custodian fees and expenses	9,861	18,527
Legal fees	1,848	6,673
Registration fees	34,439	69,123
Shareholder reporting expenses	5,373	34,774
Miscellaneous expenses (Note 8)	13,976	11,996

Total expenses	507,683	2,587,905
Less waiver and/or expense reimbursement (Note 6)	(69,970)	(17,427)

Net expenses	437,713	2,570,478

Net investment income	2,894,034	5,114,598

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain (loss) on:
Investments	503,834	(2,369,372)
Futures contracts	245,038	—
Net change in unrealized appreciation (depreciation) on:
Investments	4,380,981	13,950,115
Futures contracts	320,133	—

Net realized and unrealized gain on investments and futures contracts	5,449,986	11,580,743

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,344,020	$16,695,341

See accompanying notes to financial statements.

37  |

Statements of Changes in Net Assets

	Intermediate Duration Bond Fund		Limited Term Government and Agency Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
FROM OPERATIONS:
Net investment income	$2,894,034	$4,230,759	$5,114,598	$7,851,107
Net realized gain (loss) on investments and futures contracts	748,872	(2,736,102)	(2,369,372)	(1,854,197)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	4,701,114	(2,837,300)	13,950,115	(6,897,838)

Net increase (decrease) in net assets resulting from operations	8,344,020	(1,342,643)	16,695,341	(900,928)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(249,813)	(457,955)	(3,662,554)	(6,062,622)
Class C	(1,334)	(30,450)	(185,132)	(373,941)
Class N	(5)	—	(57,014)	(53,072)
Class Y	(2,753,410)	(3,945,026)	(4,493,433)	(7,556,453)

Total distributions	(3,004,562)	(4,433,431)	(8,398,133)	(14,046,088)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	42,203,899	(6,673,219)	33,853,485	(4,981,212)

Net increase (decrease) in net assets	47,543,357	(12,449,293)	42,150,693	(19,928,228)
NET ASSETS
Beginning of the period	167,270,974	179,720,267	721,839,370	741,767,598

End of the period	$214,814,331	$167,270,974	$763,990,063	$721,839,370

See accompanying notes to financial statements.

|  38

Financial Highlights

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class A*
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$9.97		$10.29	$10.52	$10.39	$10.39	$10.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.22	0.17	0.20	0.20	0.22
Net realized and unrealized gain (loss)	0.26		(0.31)	(0.12)	0.17	0.03	0.11

Total from Investment Operations	0.39		(0.09)	0.05	0.37	0.23	0.33

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)		(0.23)	(0.20)	(0.21)	(0.22)	(0.25)
Net realized capital gains	—		—	(0.08)	(0.03)	(0.01)	(0.03)

Total Distributions	(0.13)		(0.23)	(0.28)	(0.24)	(0.23)	(0.28)

Net asset value, end of the period	$10.23		$9.97	$10.29	$10.52	$10.39	$10.39

Total return(b)(c)	3.97	%(d)	(0.85)%	0.44%	3.64%	2.17%	3.24%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$19,357		$19,149	$21,828	$19,327	$18,425	$5,931
Net expenses(e)	0.65	%(f)	0.65%	0.65%	0.65%	0.65%	0.65%
Gross expenses	0.72	%(f)	0.70%	0.72%	0.72%	0.71%	0.85%
Net investment income	2.57	%(f)	2.17%	1.69%	1.89%	1.93%	2.07%
Portfolio turnover rate	64%		152%	216%	151%	151%	134%

*	Effective August 31, 2016, Retail Class shares were redesignated as Class A shares.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

39  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class C
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Period Ended September 30, 2016*
Net asset value, beginning of the period	$10.00		$10.30	$10.53	$10.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.13	0.10	0.01
Net realized and unrealized gain (loss)	0.25		(0.31)	(0.13)	0.00	(b)

Total from Investment Operations	0.34		(0.18)	(0.03)	0.01

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.12)	(0.12)	(0.01)
Net realized capital gains	—		—	(0.08)	—

Total Distributions	(0.09)		(0.12)	(0.20)	(0.01)

Net asset value, end of the period	$10.25		$10.00	$10.30	$10.53

Total return(c)(d)	3.46	%(e)	(1.71)%	(0.29)%	0.08	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$287		$2	$3,225	$3,088
Net expenses(f)	1.40	%(g)	1.40%	1.40%	1.40	%(g)
Gross expenses	1.49	%(g)	1.45%	1.48%	1.56	%(g)
Net investment income	1.89	%(g)	1.31%	0.95%	0.86	%(g)
Portfolio turnover rate	64%		152%	216%	151%

*	From commencement of Class operations on August 31, 2016 through September 30, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  40

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class N
	Period Ended March 31, 2019* (Unaudited)
Net asset value, beginning of the period	$10.07

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04
Net realized and unrealized gain (loss)	0.16

Total from Investment Operations	0.20

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)

Net asset value, end of the period	$10.22

Total return(b)(c)	1.97%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1
Net expenses(d)(e)	0.33%
Gross expenses(e)	3.14%
Net investment income(e)	2.67%
Portfolio turnover rate	64	%(f)

*	From commencement of Class operations on February 1, 2019 through March 31, 2019.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for the six months ended March 31, 2019.

See accompanying notes to financial statements.

41  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class Y*
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$9.97		$10.29	$10.52	$10.39	$10.39	$10.33

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.25	0.20	0.22	0.22	0.24
Net realized and unrealized gain (loss)	0.26		(0.31)	(0.13)	0.18	0.04	0.12

Total from Investment Operations	0.40		(0.06)	0.07	0.40	0.26	0.36

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.26)	(0.22)	(0.24)	(0.25)	(0.27)
Net realized capital gains	—		—	(0.08)	(0.03)	(0.01)	(0.03)

Total Distributions	(0.15)		(0.26)	(0.30)	(0.27)	(0.26)	(0.30)

Net asset value, end of the period	$10.22		$9.97	$10.29	$10.52	$10.39	$10.39

Total return(b)	4.00	%(c)	(0.60)%	0.69%	3.90%	2.42%	3.60%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$195,169		$148,119	$154,668	$139,398	$88,592	$66,759
Net expenses(d)	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.47	%(e)	0.45%	0.47%	0.47%	0.47%	0.57%
Net investment income	2.82	%(e)	2.43%	1.93%	2.11%	2.15%	2.31%
Portfolio turnover rate	64%		152%	216%	151%	151%	134%

*	Effective August 31, 2016, Institutional Class shares were redesignated as Class Y shares.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  42

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class A
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$11.09		$11.32	$11.51	$11.57		$11.61	$11.68

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.11	0.08	0.11		0.14	0.16
Net realized and unrealized gain (loss)	0.18		(0.13)	(0.09)	0.00	(b)	0.01 (c)	0.01

Total from Investment Operations	0.25		(0.02)	(0.01)	0.11		0.15	0.17

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.21)	(0.18)	(0.17)		(0.19)	(0.24)

Net asset value, end of the period	$11.22		$11.09	$11.32	$11.51		$11.57	$11.61

Total return(d)	2.28	%(e)(f)	(0.17)%	(0.04)%	0.93%		1.26%	1.44%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$338,747		$328,475	$336,227	$442,671		$346,317	$314,360
Net expenses	0.80	%(g)(h)	0.80%	0.80%	0.77%		0.77%	0.80	%(i)
Gross expenses	0.81	%(h)	0.80%	0.80%	0.77%		0.77%	0.80	%(i)
Net investment income	1.29	%(h)	1.02%	0.67%	0.96%		1.21%	1.35%
Portfolio turnover rate	258	%(j)	157%	126%	109	%(k)	48%	24%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes fee/expense recovery of less than 0.01%.
(j)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to the use of certain trading strategies.
(k)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to fluctuation in the level of fund assets due to shareholder flows.

See accompanying notes to financial statements.

43  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class C
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$11.10		$11.33	$11.52	$11.58		$11.62	$11.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03		0.03	(0.01)	0.02		0.05	0.07
Net realized and unrealized gain (loss)	0.18		(0.13)	(0.08)	0.00	(b)	0.01 (c)	0.01

Total from Investment Operations	0.21		(0.10)	(0.09)	0.02		0.06	0.08

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.13)	(0.10)	(0.08)		(0.10)	(0.15)

Net asset value, end of the period	$11.23		$11.10	$11.33	$11.52		$11.58	$11.62

Total return(d)	1.90	%(e)(f)	(0.91)%	(0.79)%	0.18%		0.51%	0.69%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$25,378		$23,341	$43,319	$73,027		$63,167	$56,936
Net expenses	1.55	%(g)(h)	1.55%	1.55%	1.52%		1.53%	1.55	%(i)
Gross expenses	1.56	%(h)	1.55%	1.55%	1.52%		1.53%	1.55	%(i)
Net investment income (loss)	0.55	%(h)	0.24%	(0.09)%	0.21%		0.47%	0.61%
Portfolio turnover rate	258	%(j)	157%	126%	109	%(k)	48%	24%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes fee/expense recovery of less than 0.01%.
(j)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to the use of certain trading strategies.
(k)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to fluctuation in the level of fund assets due to shareholder flows.

See accompanying notes to financial statements.

|  44

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class N
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Period Ended September 30, 2017*
Net asset value, beginning of the period	$11.12		$11.36	$11.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.15	0.05
Net realized and unrealized gain (loss)	0.18		(0.14)	0.08	(b)

Total from Investment Operations	0.27		0.01	0.13

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.25)	(0.16)

Net asset value, end of the period	$11.25		$11.12	$11.36

Total return(c)	2.45	%(d)	0.09%	1.12	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,368		$3,176	$1,900
Net expenses(e)	0.46	%(f)	0.46%	0.47	%(f)
Gross expenses	0.47	%(f)	0.48%	0.50	%(f)
Net investment income	1.64	%(f)	1.37%	0.64	%(f)
Portfolio turnover rate	258	%(g)	157%	126	%(h)

*	From commencement of Class operations on February 1, 2017 through September 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to the use of certain trading strategies.
(h)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

See accompanying notes to financial statements.

45  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class Y
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$11.13		$11.36	$11.55	$11.61		$11.65	$11.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.14	0.11	0.14		0.17	0.18
Net realized and unrealized gain (loss)	0.17		(0.13)	(0.09)	0.00	(b)	0.01 (c)	0.02

Total from Investment Operations	0.26		0.01	0.02	0.14		0.18	0.20

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.24)	(0.21)	(0.20)		(0.22)	(0.27)

Net asset value, end of the period	$11.25		$11.13	$11.36	$11.55		$11.61	$11.65

Total return	2.31	%(d)	0.09%	0.22%	1.19%		1.51%	1.70%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$394,497		$366,847	$360,322	$411,898		$431,727	$330,224
Net expenses	0.55	%(e)	0.55%	0.55%	0.52%		0.52%	0.55	%(f)
Gross expenses	0.55	%(e)	0.55%	0.55%	0.52%		0.52%	0.55	%(f)
Net investment income	1.53	%(e)	1.26%	0.92%	1.20%		1.45%	1.58%
Portfolio turnover rate	258	%(g)	157%	126%	109	%(h)	48%	24%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of less than 0.01%.
(g)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to the use of certain trading strategies.
(h)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to fluctuation in the level of fund assets due to shareholder flows.

See accompanying notes to financial statements.

|  46

Notes to Financial Statements

March 31, 2019 (Unaudited)

1.  Organization.  Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds I:

Loomis Sayles Intermediate Duration Bond Fund (the “Intermediate Duration Bond Fund”)

Loomis Sayles Funds II:

Loomis Sayles Limited Term Government and Agency Fund (the “Limited Term Government and Agency Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class A, Class C, Class N (effective February 1, 2019 for Intermediate Duration Bond Fund) and Class Y shares.

Class A shares of Intermediate Duration Bond Fund are sold with a maximum front-end sales charge of 4.25%. Class A shares of Limited Term Government and Agency Fund are sold with a maximum front-end sales charge of 2.25%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for 10 years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C) and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of

47  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

|  48

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of March 31, 2019, securities held by the Funds were fair valued as follows:

Fund	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
Intermediate Duration Bond Fund	$20,173	Less than 0.1%
Limited Term Government and Agency Fund	2,179,845	0.3%

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income,

49  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the

|  50

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

e.  When-Issued and Delayed Delivery Transactions.  The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

There were no when-issued or delayed delivery securities held by the Funds as of March 31, 2019.

f.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment

51  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2019 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

g.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization and futures contract mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

|  52

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2018 was as follows:

	2018 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Intermediate Duration Bond Fund	$4,433,431	$—	$4,433,431
Limited Term Government and Agency Fund	14,046,088	—	14,046,088

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of September 30, 2018, capital loss carryforwards were as follows:

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Capital loss carryforward:
Short-term:
No expiration date	$(3,060,576)	$(2,596,770)
Long-term:
No expiration date	(1,011,526)	(26,585,289)

Total capital loss carryforward	$(4,072,102)	$(29,182,059)

As of March 31, 2019, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Federal tax cost	$214,557,039	$866,616,776

Gross tax appreciation	$2,672,485	$6,597,592
Gross tax depreciation	(1,099,098)	(8,293,762)

Net tax appreciation (depreciation)	$1,573,387	$(1,696,170)

53  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and derivatives mark-to-market.

h.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2019, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

i.  Due from Brokers.  Transactions and positions in certain futures contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from broker balance in the Statements of Assets and Liabilities for Intermediate Duration Bond Fund represents cash pledged as initial margin for futures contracts. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

j.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

|  54

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

For the six months ended March 31, 2019, neither Fund had loaned securities under this agreement.

k.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

l.  New Accounting Pronouncement.  In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has evaluated the application of this provision and has determined the impact to be immaterial to the Funds.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may

55  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2019, at value:

Intermediate Duration Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$1,179,923	$20,173	(b)	$1,200,096
All Other Bonds and Notes(a)	—	210,428,536	—		210,428,536

Total Bonds and Notes	—	211,608,459	20,173		211,628,632

Short-Term Investments	—	4,306,373	—		4,306,373

Total Investments	—	215,914,832	20,173		215,935,005

Futures Contracts (unrealized appreciation)	195,421	—	—		195,421

Total	$195,421	$215,914,832	$20,173		$216,130,426

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

|  56

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Limited Term Government and Agency Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$85,645,516	$2,179,845	(b)	$87,825,361
All Other Bonds and Notes(a)	—	538,869,657	—		538,869,657

Total Bonds and Notes	—	624,515,173	2,179,845		626,695,018

Short-Term Investments	—	238,225,588	—		238,225,588

Total	$—	$862,740,761	$2,179,845		$864,920,606

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2018 and/or March 31, 2019:

Intermediate Duration Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
ABS Home Equity	$14,830	$—	$(8)	$(144)	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2019
Bonds and Notes
ABS Home Equity	$(3,560)	$9,055	$—	$20,173	$(243)

57  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

A debt security valued at $9,055 was transferred from Level 2 to Level 3 during the period ended March 31, 2019. At September 30, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2019 this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Limited Term Government and Agency Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Collateralized Mortgage Obligations	$191,318	$—	$(36,935)	$17,064	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2019
Bonds and Notes
Collateralized Mortgage Obligations	$(1,937,758)	$3,946,156	$—	$2,179,845	$16,498

Debt securities valued at $3,946,156 were transferred from Level 2 to Level 3 during the period ended March 31, 2019. At September 30, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2019 these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying

|  58

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

asset, reference rate or index. Derivative instruments that Intermediate Duration Bond Fund used during the period include futures contracts.

Intermediate Duration Bond Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration in order to control interest rate risk without having to buy or sell portfolio securities. During the six months ended March 31, 2019, Intermediate Duration Bond Fund used futures contracts for hedging purposes and to manage duration.

The following is a summary of derivative instruments for Intermediate Duration Bond Fund as of March 31, 2019, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$195,421

Transactions in derivative instruments for Intermediate Duration Bond Fund during the six months ended March 31, 2019, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$245,038

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$320,133

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

59  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

The volume of futures contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2019:

Intermediate Duration Bond Fund	Futures
Average Notional Amount Outstanding	9.89%
Highest Notional Amount Outstanding	9.98%
Lowest Notional Amount Outstanding	9.34%
Notional Amount Outstanding as of March 31, 2019	9.38%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Intermediate Duration Bond Fund	$135,000	$135,000

|  60

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

5.  Purchases and Sales of Securities.  For the six months ended March 31, 2019, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Intermediate Duration Bond Fund	$74,649,975	$51,773,873	$97,406,960	$75,999,399
Limited Term Government and Agency Fund	1,612,717,335	1,628,695,443	21,904,421	53,890,358

6. Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $500 million	Next $1.5 billion	Over $2 billion
Intermediate Duration Bond Fund	0.2500%	0.2500%	0.2500%
Limited Term Government and Agency Fund	0.3750%	0.3500%	0.3000%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2020, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

61  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

For the six months ended March 31, 2019 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Intermediate Duration Bond Fund	0.65%	1.40%	0.35%	0.40%
Limited Term Government and Agency Fund	0.80%	1.55%	0.50%	0.55%

Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2019, the management fees and waivers of management fees for each Fund were as follows:

	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Intermediate Duration Bond Fund	$258,307	$27,877	$230,430	0.25%	0.22%
Limited Term Government and Agency Fund	1,350,989	—	1,350,989	0.37%	0.37%

For the six months ended March 31, 2019, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Class A	Class C	Class N	Class Y	Total
Intermediate Duration Bond Fund	$3,720	$56	$—	$37,243	$41,019
Limited Term Government and Agency Fund	7,153	618	—	5,615	13,386

[1]	Waiver/expense reimbursements are subject to possible recovery until September 30, 2020.

No expenses were recovered for either Fund during the six months ended March 31, 2019 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

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Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended March 31, 2019, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Intermediate Duration Bond Fund	$23,660	$187	$561
Limited Term Government and Agency Fund	419,071	32,107	96,321

c.  Administrative Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

Effective October 1, 2018, State Street Bank agreed to reduce the fees it receives from Natixis Advisors for serving as sub-administrator to the Funds. Also, effective October 1, 2018, Natixis Advisors agreed to voluntarily waive fees paid by the Funds in an amount equal to the reduction in sub-administrative fees discussed above. The

63  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

waiver is in effect through June 30, 2019, at which time it will be reevaluated as part of the annual review of the administrative services contract, as noted above.

For the six months ended March 31, 2019, the administrative fees for each Fund were as follows:

Fund	Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
Intermediate Duration Bond Fund	$45,657	$1,070	$44,587
Limited Term Government and Agency Fund	161,709	3,820	157,889

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2019, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Intermediate Duration Bond Fund	$77,269
Limited Term Government and Agency Fund	190,446

As of March 31, 2019, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Intermediate Duration Bond Fund	$2,067
Limited Term Government and Agency Fund	11,846

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Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended March 31, 2019 were as follows:

Fund	Commissions
Limited Term Government and Agency Fund	$6,783

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $360,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $190,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $15,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2019, the Chairperson of the Board received a retainer fee at the annual rate of $340,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $170,000, and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $12,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’

65  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

For the six months ended March 31, 2019, net depreciation in the value of participants’ deferral accounts has been reclassified as miscellaneous expenses on the Statements of Operations, as follows:

Fund	Amount
Intermediate Duration Bond Fund	$2,819
Limited Term Government and Agency Fund	12,625

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.

g.  Affiliated Ownership.  As of March 31, 2019, the percentage of each Fund’s net assets owned by affiliates is as follows:

Intermediate Duration Bond Fund	Percentage of Net Assets
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.99%
Natixis Advisors	less than 0.01%

Limited Term Government and Agency Fund	Percentage of Net Assets
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.21%
Loomis Sayles Distribution	0.20%
Natixis Sustainable Future 2015 Fund	0.07%
Natixis Sustainable Future 2020 Fund	0.07%
Natixis Sustainable Future 2025 Fund	0.05%
Natixis Sustainable Future 2030 Fund	0.03%
Natixis Sustainable Future 2035 Fund	0.03%
Natixis Sustainable Future 2040 Fund	0.02%
Natixis Sustainable Future 2045 Fund	0.01%
Natixis Sustainable Future 2050 Fund	less than 0.01%
Natixis Sustainable Future 2055 Fund	less than 0.01%
Natixis Sustainable Future 2060 Fund	less than 0.01%

Investment activities of affiliated shareholders could have material impacts on the Funds.

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Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Funds to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through January 31, 2020 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended March 31, 2019 (for the period from February 1, 2019, commencement of Class N operations, through March 31, 2019 for Intermediate Duration Bond Fund), Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Reimbursement of Transfer Agency Expenses
Fund	Class N
Intermediate Duration Bond Fund	$4
Limited Term Government and Agency Fund	221

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C, and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended March 31, 2019 (for the period from February 1, 2019, commencement of operations, through March 31, 2019 for Intermediate Duration Bond Fund Class N), the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Intermediate Duration Bond Fund	$7,398	$79	$4	$73,525
Limited Term Government and Agency Fund	159,295	12,201	221	175,949

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of

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Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended March 31, 2019, neither Fund had borrowings under this agreement.

9.  Concentration of Risk.  Limited Term Government and Agency Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.

Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2019, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

	Number of 5% Account Holders	Percentage of Ownership
Intermediate Duration Bond Fund	2	26.53%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

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Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
Intermediate Duration Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	141,971	$1,423,634	419,513	$4,226,997
Issued in connection with the reinvestment of distributions	24,521	246,240	44,777	451,282
Redeemed	(193,887)	(1,938,177)	(664,405)	(6,691,192)

Net change	(27,395)	$(268,303)	(200,115)	$(2,012,913)

Class C
Issued from the sale of shares	27,610	$276,309	244	$3,933
Issued in connection with the reinvestment of distributions	131	1,334	3,007	30,450
Redeemed	(1)	(14)	(316,184)	(3,174,018)

Net change	27,740	$277,629	(312,933)	$(3,139,635)

Class N(a)
Issued from the sale of shares	99	$1,000	—	$—
Issued in connection with the reinvestment of distributions	1	5	—	—

Net change	100	$1,005	—	$—

Class Y
Issued from the sale of shares	7,279,574	$72,671,662	3,847,881	$38,930,563
Issued in connection with the reinvestment of distributions	255,535	2,565,136	331,230	3,335,145
Redeemed	(3,303,133)	(33,043,230)	(4,349,784)	(43,786,379)

Net change	4,231,976	$42,193,568	(170,673)	$(1,520,671)

Increase (decrease) from capital share transactions	4,232,421	$42,203,899	(683,721)	$(6,673,219)

(a)	From commencement of Class operations on February 1, 2019 through March 31, 2019.

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Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
Limited Term Government and Agency Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	5,185,106	$57,701,166	8,514,333	$95,199,331
Issued in connection with the reinvestment of distributions	249,185	2,779,761	415,392	4,644,926
Redeemed	(4,848,027)	(53,981,879)	(9,012,064)	(100,870,225)

Net change	586,264	$6,499,048	(82,339)	$(1,025,968)

Class C
Issued from the sale of shares	1,131,577	$12,604,981	404,620	$4,537,413
Issued in connection with the reinvestment of distributions	11,799	131,741	25,353	283,986
Redeemed	(985,334)	(10,991,207)	(2,149,966)	(24,060,145)

Net change	158,042	$1,745,515	(1,719,993)	$(19,238,746)

Class N
Issued from the sale of shares	265,534	$2,961,042	707,393	$7,898,516
Issued in connection with the reinvestment of distributions	4,977	55,706	4,698	52,619
Redeemed	(78,911)	(882,402)	(593,846)	(6,627,527)

Net change	191,600	$2,134,346	118,245	$1,323,608

Class Y
Issued from the sale of shares	14,817,965	$165,600,213	15,567,203	$174,641,549
Issued in connection with the reinvestment of distributions	307,095	3,436,118	509,058	5,709,282
Redeemed	(13,037,592)	(145,561,755)	(14,832,325)	(166,390,937)

Net change	2,087,468	$23,474,576	1,243,936	$13,959,894

Increase (decrease) from capital share transactions	3,023,374	$33,853,485	(440,151)	$(4,981,212)

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Semiannual Report

March 31, 2019

Loomis Sayles Growth Fund

Loomis Sayles Strategic Income Fund

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

LOOMIS SAYLES GROWTH FUND

Manager	Symbols

Aziz V. Hamzaogullari, CFA®	Class A LGRRX

Loomis, Sayles & Company, L.P.	Class C LGRCX

Class N LGRNX

Class Y LSGRX

Investment Goal

The Fund seeks long-term growth of capital.

1  |

Average Annual Total Returns — March 31, 20193

						Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 5/16/91)
NAV	2.45%	12.41%	14.17%	17.24%	—%	0.65%	0.65%

Class A (Inception 12/31/96)
NAV	2.31	12.09	13.87	16.93	—	0.90	0.90
With 5.75% Maximum Sales Charge	-3.58	5.67	12.52	16.24	—

Class C (Inception 9/12/03)
NAV	1.94	11.27	13.01	16.06	—	1.65	1.65
With CDSC[1]	0.98	10.27	13.01	16.06	—

Class N (Inception 2/1/13)
NAV	2.43	12.46	14.24	—	15.62	0.58	0.58

Comparative Performance
Russell 1000® Growth Index[2]	-2.34	12.75	13.50	17.52	15.39

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  2

LOOMIS SAYLES STRATEGIC INCOME FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Class A	NEFZX

Daniel J. Fuss, CFA®, CIC	Class C	NECZX

Brian P. Kennedy	Class N	NEZNX

Elaine M. Stokes	Class Y	NEZYX

Loomis, Sayles & Company, L.P.	Admin Class	NEZAX

Investment Goal

The Fund seeks high current income with a secondary objective of capital growth.

3  |

Average Annual Total Returns — March 31, 20195

						Expense Ratios[6]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 12/1/99)
NAV	0.07%	1.30%	2.47%	9.28%	—%	0.71%	0.71%

Class A (Inception 5/1/95)
NAV	0.02	1.05	2.22	9.01	—	0.96	0.96
With 4.25% Maximum Sales Charge	-4.24	-3.23	1.34	8.54	—

Class C (Inception 5/1/95)
NAV	-0.37	0.31	1.44	8.19	—	1.71	1.71
With CDSC[2]	-1.35	-0.66	1.44	8.19	—

Class N (Inception 2/1/13)
NAV	0.11	1.38	2.54	—	3.97	0.63	0.63

Admin Class (Inception 2/1/10)[1]
NAV	-0.11	0.80	1.98	8.74	—	1.20	1.20

Comparative Performance
Bloomberg Barclays U.S. Aggregate Bond Index[3]	4.63	4.48	2.74	3.77	2.32
Bloomberg Barclays U.S. Universal Bond Index[4]	4.53	4.53	3.00	4.36	2.63

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Prior to the inception of Admin Class shares (2/1/10), performance is that of Class A shares, restated to reflect the higher net expenses of Admin Class shares.

2	Class C share performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

4

The Bloomberg Barclays U.S. Universal Bond Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. Municipal debt, private placements, and non-dollar-denominated issues are excluded from the Universal Bond Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index.

5	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

6

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  4

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov.

5  |

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and ongoing costs, including management fees, distribution fees (12b-1 fees) and/or service fees, and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2018 through March 31, 2019. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  6

LOOMIS SAYLES GROWTH FUND	BEGINNING ACCOUNT VALUE 10/1/2018	ENDING ACCOUNT VALUE 3/31/2019	EXPENSES PAID DURING PERIOD* 10/1/2018 – 3/31/2019
Class A
Actual	$1,000.00	$1,023.10	$4.59
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$4.58
Class C
Actual	$1,000.00	$1,019.40	$8.36
Hypothetical (5% return before expenses)	$1,000.00	$1,016.65	$8.35
Class N
Actual	$1,000.00	$1,024.30	$2.83
Hypothetical (5% return before expenses)	$1,000.00	$1,022.14	$2.82
Class Y
Actual	$1,000.00	$1,024.50	$3.33
Hypothetical (5% return before expenses)	$1,000.00	$1,021.64	$3.33

*

Expenses are equal to the Fund’s annualized expense ratio: 0.91%, 1.66%, 0.56% and 0.66% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

7  |

LOOMIS SAYLES STRATEGIC INCOME FUND	BEGINNING ACCOUNT VALUE 10/1/2018	ENDING ACCOUNT VALUE 3/31/2019	EXPENSES PAID DURING PERIOD* 10/1/2018 – 3/31/2019
Class A
Actual	$1,000.00	$1,000.20	$4.79
Hypothetical (5% return before expenses)	$1,000.00	$1,020.15	$4.84
Class C
Actual	$1,000.00	$996.30	$8.51
Hypothetical (5% return before expenses)	$1,000.00	$1,016.41	$8.60
Class N
Actual	$1,000.00	$1,001.10	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.79	$3.18
Class Y
Actual	$1,000.00	$1,000.70	$3.54
Hypothetical (5% return before expenses)	$1,000.00	$1,021.39	$3.58
Admin Class
Actual	$1,000.00	$998.90	$5.88
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.94

*

Expenses are equal to the Fund’s annualized expense ratio: 0.96%, 1.71%, 0.63%, 0.71% and 1.18% for Class A, C, N, Y and Admin Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

|  8

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks — 98.7% of Net Assets
	Air Freight & Logistics — 2.9%
3,256,070	Expeditors International of Washington, Inc.	$247,135,713

	Beverages — 5.6%
4,336,849	Coca-Cola Co. (The)	203,224,744
4,837,418	Monster Beverage Corp.(a)	264,026,275

		467,251,019

	Biotechnology — 5.1%
751,151	Amgen, Inc.	142,703,667
697,875	Regeneron Pharmaceuticals, Inc.(a)	286,561,432

		429,265,099

	Capital Markets — 4.0%
647,744	FactSet Research Systems, Inc.	160,815,403
3,369,711	SEI Investments Co.	176,067,400

		336,882,803

	Communications Equipment — 3.2%
4,931,399	Cisco Systems, Inc.	266,246,232

	Consumer Finance — 1.2%
885,206	American Express Co.	96,753,016

	Energy Equipment & Services — 1.7%
3,305,558	Schlumberger Ltd.	144,023,162

	Food Products — 2.7%
14,829,274	Danone S.A., Sponsored ADR	228,222,527

	Health Care Equipment & Supplies — 2.0%
1,170,629	Varian Medical Systems, Inc.(a)	165,901,542

	Health Care Technology — 2.0%
2,972,190	Cerner Corp.(a)	170,038,990

	Hotels, Restaurants & Leisure — 6.6%
3,632,226	Starbucks Corp.	270,019,681
2,859,157	Yum China Holdings, Inc.	128,404,741
1,589,025	Yum! Brands, Inc.	158,600,585

		557,025,007

	Household Products — 5.0%
2,350,856	Colgate-Palmolive Co.	161,127,670
2,482,475	Procter & Gamble Co. (The)	258,301,524

		419,429,194

	Interactive Media & Services — 10.7%
194,559	Alphabet, Inc., Class A(a)	228,974,541
194,290	Alphabet, Inc., Class C(a)	227,962,400
2,647,607	Facebook, Inc., Class A(a)	441,329,611

		898,266,552

	Internet & Direct Marketing Retail — 12.1%
2,494,077	Alibaba Group Holding Ltd., Sponsored ADR(a)	455,044,349

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Growth Fund – (continued)

Shares	Description	Value (†)
	Internet & Direct Marketing Retail — continued
313,743	Amazon.com, Inc.(a)	$558,697,847

		1,013,742,196

	IT Services — 7.5%
558,556	Automatic Data Processing, Inc.	89,223,735
3,478,690	Visa, Inc., Class A	543,336,591

		632,560,326

	Machinery — 2.7%
1,403,201	Deere & Co.	224,287,648

	Pharmaceuticals — 6.0%
1,308,427	Merck & Co., Inc.	108,821,874
1,587,543	Novartis AG, Sponsored ADR	152,626,384
4,675,808	Novo Nordisk AS, Sponsored ADR	244,591,516

		506,039,774

	Semiconductors & Semiconductor Equipment — 4.9%
1,102,397	NVIDIA Corp.	197,946,405
3,700,524	QUALCOMM, Inc.	211,040,884

		408,987,289

	Software — 12.8%
2,303,338	Autodesk, Inc.(a)	358,906,127
2,498,615	Microsoft Corp.	294,686,653
7,893,517	Oracle Corp.	423,960,798

		1,077,553,578

	Total Common Stocks (Identified Cost $5,912,504,707)	8,289,611,667

Principal Amount
Short-Term Investments — 1.0%
$84,803,572	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $84,814,173 on 4/01/2019 collateralized by $86,530,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $86,504,301 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $84,803,572)	84,803,572

	Total Investments — 99.7% (Identified Cost $5,997,308,279)	8,374,415,239
	Other assets less liabilities — 0.3%	22,184,793

	Net Assets — 100.0%	$8,396,600,032

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Growth Fund – (continued)

Industry Summary at March 31, 2019 (Unaudited)

Software	12.8%
Internet & Direct Marketing Retail	12.1
Interactive Media & Services	10.7
IT Services	7.5
Hotels, Restaurants & Leisure	6.6
Pharmaceuticals	6.0
Beverages	5.6
Biotechnology	5.1
Household Products	5.0
Semiconductors & Semiconductor Equipment	4.9
Capital Markets	4.0
Communications Equipment	3.2
Air Freight & Logistics	2.9
Food Products	2.7
Machinery	2.7
Health Care Technology	2.0
Health Care Equipment & Supplies	2.0
Other Investments, less than 2% each	2.9
Short-Term Investments	1.0

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 69.2% of Net Assets
Non-Convertible Bonds — 63.0%
	ABS Other — 0.4%
$22,938,697	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(a)(b)(c)(d)	$18,305,080
9,327,126	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(a)(b)(c)(d)	4,664,496
42,000,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(a)(b)(c)(d)(e)	—
8,896,754	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(d)(f)	8,592,449

		31,562,025

	Aerospace & Defense — 1.0%
620,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	470,710
10,225,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	10,276,125
3,145,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	3,388,738
9,576,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	8,878,963
8,815,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	9,277,788
5,310,000	Textron Financial Corp., 3-month LIBOR + 1.735%, 4.419%, 2/15/2067, 144A(g)	4,035,600
24,513,000	TransDigm, Inc., 6.500%, 7/15/2024	25,187,107
17,765,000	TransDigm, Inc., 6.500%, 5/15/2025	18,033,251

		79,548,282

	Airlines — 2.7%
130,040,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	131,652,496
1,868,814	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	1,832,594
1,108,954	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	1,082,485
8,783,731	American Airlines Pass Through Certificates, Series 2013-1, Class A, 4.000%, 1/15/2027	8,919,352
1,761,389	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	1,787,880
1,788,181	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	1,814,378
930	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	958
193,163	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	203,632
301,407	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA Insured), 6.264%, 5/20/2023(a)	309,484
4,772,133	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	4,858,509
48,950,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	49,929,000
927,069	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	932,853

		203,323,621

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Automotive — 0.8%
$1,210,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	$1,154,038
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,293,163
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,499,692
18,565,000	Ford Motor Credit Co. LLC, 5.596%, 1/07/2022	19,147,755
4,795,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	4,381,431
4,977,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	5,138,753
26,055,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	24,556,837

		57,171,669

	Banking — 4.8%
6,000,000	Ally Financial, Inc., 8.000%, 11/01/2031	7,447,500
983,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	961,226
265,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	272,246
7,045,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	7,154,132
36,445,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	25,198,673
3,450,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	3,513,237
3,095,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	2,727,221
25,000,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	19,085,569
19,245,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	18,602,008
36,195,000	Morgan Stanley, 4.350%, 9/08/2026	37,133,968
185,000,000	Morgan Stanley, GMTN, 5.000%, 9/30/2021, (AUD)	139,432,936
46,735,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	48,123,059
10,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	11,582,721
53,095,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	40,391,296

		361,625,792

	Brokerage — 1.5%
3,325,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	3,341,625
1,675,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	1,649,875
22,540,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	22,878,100
43,025,000	Jefferies Group LLC, 5.125%, 1/20/2023	45,578,166
20,010,000	Jefferies Group LLC, 6.250%, 1/15/2036	20,724,484
15,215,000	Jefferies Group LLC, 6.450%, 6/08/2027	16,611,330

		110,783,580

	Building Materials — 0.3%
5,565,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	5,439,788
1,859,000	Masco Corp., 6.500%, 8/15/2032	2,114,824
195,000	Masco Corp., 7.125%, 3/15/2020	202,620
1,226,000	Masco Corp., 7.750%, 8/01/2029	1,488,776
10,800,000	Owens Corning, 7.000%, 12/01/2036	12,281,749

		21,527,757

	Cable Satellite — 1.4%
850,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	869,967
975,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	1,006,687

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Cable Satellite — continued
$3,315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	$3,402,019
4,360,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	4,524,808
17,880,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	17,924,700
17,679,000	DISH DBS Corp., 5.875%, 11/15/2024	14,850,360
25,270,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	19,211,138
4,835,000	Time Warner Cable LLC, 4.500%, 9/15/2042	4,225,917
135,000	Time Warner Cable LLC, 5.875%, 11/15/2040	138,361
11,275,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	8,900,952
7,000,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	7,236,110
18,245,000	VTR Finance BV, 6.875%, 1/15/2024, 144A	18,701,125
6,150,000	Ziggo BV, 5.500%, 1/15/2027, 144A	6,073,125

		107,065,269

	Chemicals — 2.0%
19,810,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	19,810,000
3,416,000	Chemours Co. (The), 6.625%, 5/15/2023	3,531,597
18,254,000	Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	18,162,730
26,164,000	Hexion, Inc., 7.875%, 2/15/2023(d)(f)	9,180,163
8,757,000	Hexion, Inc., 9.200%, 3/15/2021(d)(f)	2,189,250
21,660,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020(d)(f)	5,415,000
90,205,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	90,580,363
885,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	871,725

		149,740,828

	Construction Machinery — 0.1%
1,310,000	United Rentals North America, Inc., 4.875%, 1/15/2028	1,274,237
5,105,000	United Rentals North America, Inc., 5.750%, 11/15/2024	5,245,388
3,850,000	United Rentals North America, Inc., 6.500%, 12/15/2026	4,052,125

		10,571,750

	Consumer Cyclical Services — 0.1%
5,500,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	5,788,750

	Consumer Products — 0.1%
11,880,000	Avon Products, Inc., 8.950%, 3/15/2043	11,342,430

	Electric — 1.2%
5,093,000	AES Corp. (The), 4.875%, 5/15/2023	5,163,029
9,371,000	AES Corp. (The), 5.500%, 4/15/2025	9,702,827
31,019,830	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	33,015,592
29,959,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	30,086,026
3,570,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	4,348,709
5,991,000	Vistra Energy Corp., 7.625%, 11/01/2024	6,335,602

		88,651,785

	Finance Companies — 3.3%
12,710,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	11,750,224
2,260,000	Navient Corp., 5.875%, 10/25/2024	2,186,550
109,950(††)	Navient Corp., 6.000%, 12/15/2043	2,308,217
47,944,000	Navient Corp., MTN, 6.125%, 3/25/2024	47,884,070

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Finance Companies — continued
$22,945,000	Navient LLC, 5.500%, 1/25/2023	$22,973,681
6,490,000	Navient LLC, MTN, 7.250%, 1/25/2022	6,879,400
50,910,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033	38,946,150
23,115,000	Springleaf Finance Corp., 6.875%, 3/15/2025	23,837,344
4,075,000	Springleaf Finance Corp., 7.125%, 3/15/2026	4,148,839
26,970,000	Springleaf Finance Corp., 7.750%, 10/01/2021	29,060,175
55,015,000	Springleaf Finance Corp., 8.250%, 10/01/2023	60,654,037

		250,628,687

	Financial Other — 0.3%
25,465,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	25,846,975

	Gaming — 0.1%
5,475,000	International Game Technology PLC, 6.250%, 1/15/2027, 144A	5,611,875

	Government Owned – No Guarantee — 0.7%
22,160,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	25,245,381
30,955,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	27,689,248

		52,934,629

	Healthcare — 3.8%
40,686,000	HCA, Inc., 5.875%, 5/01/2023	43,381,447
14,620,000	HCA, Inc., 7.050%, 12/01/2027	15,972,350
20,447,000	HCA, Inc., 7.500%, 12/15/2023	22,798,405
24,215,000	HCA, Inc., 7.500%, 11/06/2033	27,786,713
14,056,000	HCA, Inc., 7.690%, 6/15/2025	15,953,560
32,745,000	HCA, Inc., 8.360%, 4/15/2024	37,820,475
10,815,000	HCA, Inc., MTN, 7.580%, 9/15/2025	12,166,875
9,492,000	HCA, Inc., MTN, 7.750%, 7/15/2036	10,820,880
955,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	971,617
18,365,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	18,457,743
40,800,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	42,024,000
42,294,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	39,756,360
990,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	1,065,092

		288,975,517

	Home Construction — 1.1%
151,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	144,583
13,360,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	11,022,000
47,260,000	PulteGroup, Inc., 6.000%, 2/15/2035	45,310,525
13,190,000	PulteGroup, Inc., 6.375%, 5/15/2033	13,140,537
10,305,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	10,317,881
195,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	195,975

		80,131,501

	Independent Energy — 4.4%
595,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	594,717
540,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	508,150
4,810,000	Antero Resources Corp., 5.625%, 6/01/2023	4,876,137

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Independent Energy — continued
$18,736,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	$20,521,541
8,145,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	8,043,187
8,225,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	7,638,969
17,375,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A(d)(f)	10,402,934
8,645,000	California Resources Corp., 5.500%, 9/15/2021	6,725,291
1,188,000	California Resources Corp., 6.000%, 11/15/2024	772,699
57,490,000	California Resources Corp., 8.000%, 12/15/2022, 144A	45,146,897
1,310,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	1,290,350
21,335,000	Chesapeake Energy Corp., 8.000%, 1/15/2025	21,761,700
39,020,000	Chesapeake Energy Corp., 8.000%, 6/15/2027	38,434,700
15,215,000	Continental Resources, Inc., 3.800%, 6/01/2024	15,314,507
5,450,000	Continental Resources, Inc., 4.500%, 4/15/2023	5,641,740
440,000	Continental Resources, Inc., 5.000%, 9/15/2022	443,136
1,567,000	Halcon Resources Corp., 6.750%, 2/15/2025	940,200
15,580,000	Lonestar Resources America, Inc., 11.250%, 1/01/2023, 144A	15,324,176
180,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	166,500
12,740,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	11,880,050
19,290,000	Montage Resources Corp., 8.875%, 7/15/2023	18,379,512
1,065,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,065,000
7,170,000	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	7,277,550
2,055,000	QEP Resources, Inc., 5.250%, 5/01/2023	1,936,838
17,908,000	Sanchez Energy Corp., 6.125%, 1/15/2023	2,417,580
9,520,000	Sanchez Energy Corp., 7.750%, 6/15/2021	1,344,319
8,241,000	SM Energy Co., 5.000%, 1/15/2024	7,622,925
15,904,000	SM Energy Co., 6.125%, 11/15/2022	15,904,000
95,000	SM Energy Co., 6.750%, 9/15/2026	91,081
1,110,000	Southwestern Energy Co., 6.200%, 1/23/2025	1,090,575
14,955,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	11,889,225
19,960,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	20,189,540
3,550,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	3,568,709
21,785,000	Whiting Petroleum Corp., 6.625%, 1/15/2026	21,349,300

		330,553,735

	Life Insurance — 0.8%
15,000,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	16,506,181
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(d)(f)	31,977,989
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(d)(f)	11,491,149

		59,975,319

	Local Authorities — 0.9%
95,480,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	70,977,603

	Media Entertainment — 1.3%
111,590,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	3,889,560
16,770,000	iHeartCommunications, Inc., 9.000%, 12/15/2019(h)	11,906,700
47,480,000	iHeartCommunications, Inc., 9.000%, 3/01/2021(h)	33,473,400
33,370,000	iHeartCommunications, Inc., 9.000%, 9/15/2022(h)	23,525,850
7,180,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	7,251,800

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Media Entertainment — continued
$17,950,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	$18,398,750

		98,446,060

	Metals & Mining — 1.2%
8,202,122	1839688 Alberta ULC, 14.000% PIK, 14.000% Cash, 2/13/2020(a)(c)(d)(h)(i)	—
2,000,000	AK Steel Corp., 7.625%, 10/01/2021	2,005,000
25,271,000	ArcelorMittal, 6.750%, 3/01/2041	28,170,363
8,705,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	10,095,353
12,315,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	12,391,969
1,810,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,733,075
16,135,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	12,209,764
11,719,000	United States Steel Corp., 6.650%, 6/01/2037	10,312,720
10,000,000	Worthington Industries, Inc., 6.500%, 4/15/2020	10,365,681

		87,283,925

	Midstream — 0.6%
8,935,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	9,246,385
13,667,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	13,188,655
8,125,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	8,406,125
505,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	606,000
11,820,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(j)	11,068,839

		42,516,004

	Oil Field Services — 2.6%
11,165,000	Ensco PLC, 7.750%, 2/01/2026	9,420,469
7,120,000	Global Marine, Inc., 7.000%, 6/01/2028	6,141,000
1,765,000	Noble Holding International Ltd., 7.750%, 1/15/2024	1,589,118
19,385,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A	17,979,587
18,385,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	11,446,133
12,020,000	Precision Drilling Corp., 5.250%, 11/15/2024	11,238,700
401,770	Precision Drilling Corp., 6.500%, 12/15/2021	404,783
2,080,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	1,976,000
71,364,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	73,237,305
39,300,000	Transocean, Inc., 5.800%, 10/15/2022	38,514,000
28,580,000	Transocean, Inc., 6.800%, 3/15/2038	22,149,500

		194,096,595

	Paper — 0.6%
15,225,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	20,685,727
4,865,000	WestRock MWV LLC, 7.950%, 2/15/2031	6,342,065
8,750,000	WestRock MWV LLC, 8.200%, 1/15/2030	11,434,744
2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	3,435,154

		41,897,690

	Property & Casualty Insurance — 0.3%
12,510,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 14.047%, 1/15/2033, 144A(e)(g)	8,194,050

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Property & Casualty Insurance — continued
$17,870,000	XL Group PLC, 3-month LIBOR + 2.458%, 5.245%(g)(j)	$17,166,369

		25,360,419

	Retailers — 0.3%
3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	3,476,620
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,617,540
7,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	6,376
27,224,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	9,528,400
2,510,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	840,850
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	6,893,796

		22,363,582

	Supermarkets — 2.3%
11,495,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025	10,905,881
9,465,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024	9,559,650
87,475,000	New Albertsons LP, 7.450%, 8/01/2029	77,415,375
25,595,000	New Albertsons LP, 7.750%, 6/15/2026	23,325,235
28,915,000	New Albertsons LP, 8.000%, 5/01/2031	26,022,633
9,390,000	New Albertsons LP, 8.700%, 5/01/2030	8,638,800
18,387,000	New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	14,893,470
2,290,000	Safeway, Inc., 7.250%, 2/01/2031	2,061,000

		172,822,044

	Technology — 1.1%
4,537,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	4,749,694
56,340,000	KLA-Tencor Corp., 4.650%, 11/01/2024	60,182,712
15,170,000	KLA-Tencor Corp., 5.650%, 11/01/2034	16,451,827
135,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	154,734
2,550,000	Seagate HDD Cayman, 4.875%, 6/01/2027	2,430,879

		83,969,846

	Transportation Services — 0.1%
10,503,000	APL Ltd., 8.000%, 1/15/2024(d)(f)	9,335,592

	Treasuries — 16.5%
312,000,000	Canadian Government Bond, 0.750%, 9/01/2020, (CAD)	230,796,184
80,645,000	Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	60,349,628
1,010,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(k)	1,176,261
1,100,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(k)	1,158,573
4,000,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(k)	4,171,080
4,455,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(k)	4,615,701
5,820,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(k)	5,963,355

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Treasuries — continued
4,000,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(k)	$4,077,473
4,680,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(k)	4,763,592
5,970,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(k)	6,073,219
4,000,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2042, (EUR)(k)	4,063,496
1,605,660,000	Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	14,216,720
10,000,000(†††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	45,507,915
9,930,439(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	49,815,270
4,250,000(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	21,157,327
7,740,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	38,610,578
27,224,481(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	141,193,793
3,035,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	16,073,722
21,700,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	122,726,956
175,365,000	New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	130,771,531
458,725,000	Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	55,949,563
658,049,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	76,625,272
162,850,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	42,632,523
55,925,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	16,112,102
144,325,000	U.S. Treasury Bond, 3.000%, 8/15/2048	149,398,926

		1,248,000,760

	Wireless — 1.4%
293,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	13,887,508
134,600,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	5,999,338
49,955,000	Sprint Capital Corp., 6.875%, 11/15/2028	48,019,244
6,260,000	Sprint Capital Corp., 8.750%, 3/15/2032	6,604,926
21,052,000	Sprint Communications, Inc., 6.000%, 11/15/2022	21,216,205
8,200,000	Sprint Corp., 7.125%, 6/15/2024	8,323,000
4,727,000	Sprint Corp., 7.250%, 9/15/2021	4,963,350

		109,013,571

	Wirelines — 2.9%
12,810,000	AT&T, Inc., 4.500%, 3/09/2048	12,019,524
14,095,000	AT&T, Inc., 4.550%, 3/09/2049	13,310,672
4,370,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	4,114,082
7,545,000	Bell Canada, Inc., Series M-17, 6.100%, 3/16/2035, (CAD)	7,036,919
1,240,000	CenturyLink, Inc., 5.625%, 4/01/2025	1,199,700
7,410,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	6,965,400
28,385,000	CenturyLink, Inc., Series S, 6.450%, 6/15/2021	29,555,881
7,940,000	CenturyLink, Inc., Series W, 6.750%, 12/01/2023	8,287,375
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	303,674
2,405,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	2,213,995
18,905,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	17,250,812
10,410,000	Frontier Communications Corp., 7.875%, 1/15/2027	5,290,050
25,745,000	Level 3 Parent LLC, 5.750%, 12/01/2022	26,010,173

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wirelines — continued
$17,810,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	$16,095,787
30,646,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	28,347,550
16,440,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	15,864,600
14,223,000	Verizon Communications, Inc., 4.329%, 9/21/2028	15,048,361
6,309,000	Windstream Services LLC/Windstream Finance Corp., 9.000%, 6/30/2025, 144A(e)	4,290,120
8,865,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A(e)	6,537,937

		219,742,612

	Total Non-Convertible Bonds (Identified Cost $5,232,543,360)	4,759,188,079

Convertible Bonds — 4.4%
	Cable Satellite — 1.7%
14,660,000	DISH Network Corp., 2.375%, 3/15/2024	12,092,612
138,515,000	DISH Network Corp., 3.375%, 8/15/2026	117,668,508

		129,761,120

	Finance Companies — 0.2%
14,245,000	iStar, Inc., 3.125%, 9/15/2022	13,069,788

	Independent Energy — 0.6%
31,000,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	28,724,419
10,955,000	SM Energy Co., 1.500%, 7/01/2021	10,228,028
6,625,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	6,404,136

		45,356,583

	Leisure — 0.4%
27,795,000	Rovi Corp., 0.500%, 3/01/2020	26,959,204

	Media Entertainment — 0.1%
4,931,976	Liberty Interactive LLC, 3.500%, 1/15/2031	7,101,385

	Pharmaceuticals — 0.0%
870,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	890,119
715,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	812,638

		1,702,757

	Technology — 1.4%
10,415,000	Booking Holdings, Inc., 0.900%, 9/15/2021	11,496,077
8,835,000	Evolent Health, Inc., 2.000%, 12/01/2021	8,518,864
23,990,000	Nuance Communications, Inc., 1.000%, 12/15/2035	22,346,685
11,265,000	Nuance Communications, Inc., 1.250%, 4/01/2025	11,175,218
39,710,000	Nuance Communications, Inc., 1.500%, 11/01/2035	39,511,450
17,000,000	Western Digital Corp., 1.500%, 2/01/2024, 144A	14,951,719

		108,000,013

	Total Convertible Bonds (Identified Cost $355,763,450)	331,950,850

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Municipals — 1.8%
	District of Columbia — 0.1%
$3,850,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	$5,681,638

	Illinois — 0.2%
17,570,000	State of Illinois, 5.100%, 6/01/2033	17,264,633

	Michigan — 0.1%
8,930,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	8,868,115

	Puerto Rico — 0.5%
63,900,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035(h)	33,148,125

	Virginia — 0.9%
69,695,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	67,335,127

	Total Municipals (Identified Cost $150,706,225)	132,297,638

	Total Bonds and Notes (Identified Cost $5,739,013,035)	5,223,436,567

Senior Loans — 1.1%
	Chemicals — 0.4%
31,355,000	Houghton International, Inc., New 2nd Lien Term Loan, 1-month LIBOR + 8.500%, 10.999%, 12/20/2020(g)	31,198,225

	Construction Machinery — 0.4%
21,276,992	Onsite Rental Group Pty Ltd., Notes, 6.100%, 10/26/2023, 144A(b)(d)(f)	16,383,284
15,562,263	Onsite Rental Group Pty Ltd., Term Loan B, 1-month LIBOR + 4.500%, 6.986%, 10/26/2022(d)(f)(g)	15,173,206

		31,556,490

	Financial Other — 0.2%
12,617,087	DBRS Ltd., Term Loan, 3-month LIBOR + 5.250%, 7.879%, 3/04/2022(g)	12,490,916

	Oil Field Services — 0.0%
2,843,103	Petroleum Geo-Services ASA, New Term Loan B, 3-month LIBOR + 2.500%, 5.101%, 3/19/2021(g)	2,720,508

	Technology — 0.1%
9,507,380	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 11.547%, 4/01/2022(d)(f)(g)	7,447,416

	Total Senior Loans (Identified Cost $87,574,492)	85,413,555

Shares
Common Stocks — 8.0%
	Diversified Telecommunication Services — 3.3%
7,868,481	AT&T, Inc.	246,755,564

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Shares	Description	Value (†)
	Electronic Equipment, Instruments & Components — 0.4%
970,728	Corning, Inc.	$32,131,097

	Media — 0.0%
303,043	Dex Media, Inc.(b)(e)	3,163,163

	Oil, Gas & Consumable Fuels — 0.2%
846,398	Chesapeake Energy Corp.(e)	2,623,834
5,886	Frontera Energy Corp.	49,903
156,902	Paragon Offshore Ltd., Litigation Units, Class A(b)(e)	127,561
225,503	Paragon Offshore Ltd., Litigation Units, Class B(b)(e)	8,061,732
1,514	Southcross Holdings Group LLC(b)(e)	—
1,514	Southcross Holdings LP, Class A(b)(e)	794,850

		11,657,880

	Pharmaceuticals — 4.1%
6,514,190	Bristol-Myers Squibb Co.	310,792,005

	Specialty Retail — 0.0%
11,662,687	Onsite Rental Group Pty Ltd.(a)(b)(c)(d)(e)	—

	Total Common Stocks (Identified Cost $466,062,701)	604,499,709

Preferred Stocks — 1.8%
Convertible Preferred Stocks — 1.7%
	Banking — 0.3%
19,062	Bank of America Corp., Series L, 7.250%	24,816,246

	Communications — 0.0%
3,704	Cincinnati Bell, Inc., Series B, 6.750%	143,122

	Independent Energy — 0.5%
172,972	Chesapeake Energy Corp., 4.500%	9,606,865
231,033	Chesapeake Energy Corp., 5.000%	12,418,024
32,522	Chesapeake Energy Corp., Series A, 5.750%, 144A(a)	16,529,957

		38,554,846

	Midstream — 0.7%
23,928	Chesapeake Energy Corp., 5.750%(a)	12,161,885
43,178	Chesapeake Energy Corp., 5.750%, 144A(a)	21,589,000
6,017	Chesapeake Energy Corp., 5.750%(a)	3,008,500
242,297	El Paso Energy Capital Trust I, 4.750%	13,125,228

		49,884,613

	REITs – Diversified — 0.2%
325,207	iStar, Inc., Series J, 4.500%	13,886,339

	Total Convertible Preferred Stocks (Identified Cost $161,635,228)	127,285,166

Non-Convertible Preferred Stocks — 0.1%
	Finance Companies — 0.0%
10,425	iStar, Inc., Series G, 7.650%	260,104

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Shares	Description	Value (†)
	Home Construction — 0.0%
208,246	Hovnanian Enterprises, Inc., 7.625%(e)	$728,861

	REITs – Office Property — 0.0%
1,596	Highwoods Realty LP, Series A, 8.625%	1,875,300

	REITs – Warehouse/Industrials — 0.1%
116,192	Prologis, Inc., Series Q, 8.540%	7,988,200

	Total Non-Convertible Preferred Stocks (Identified Cost $8,540,569)	10,852,465

	Total Preferred Stocks (Identified Cost $170,175,797)	138,137,631

Closed-End Investment Companies — 0.1%
170,282	NexPoint Strategic Opportunities Fund (Identified Cost $10,230,310)	3,707,039

Principal Amount (‡)
Short-Term Investments — 17.5%
$83,800,000	Ford Motor Credit Co. LLC, 4.331%, 12/02/2019(l)	81,829,713
184,650,098	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $184,673,179 on 4/01/2019 collateralized by $188,400,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $188,344,045 including accrued interest (Note 2 of Notes to Financial Statements)	184,650,098
325,000,000	U.S. Treasury Bills, 2.160%-2.346%, 4/25/2019(l)(m)	324,493,270
75,000,000	U.S. Treasury Bills, 2.341%, 5/02/2019(l)	74,848,310
75,000,000	U.S. Treasury Bills, 2.381%, 9/26/2019(l)	74,121,125
25,000,000	U.S. Treasury Bills, 2.441%, 9/05/2019(l)	24,742,422
410,000,000	U.S. Treasury Bills, 2.435%-2.437%, 8/15/2019(l)(m)	406,309,770
100,000,000	U.S. Treasury Bills, 2.445%, 8/29/2019(l)	99,017,708
55,000,000	U.S. Treasury Bills, 2.460%, 5/30/2019(l)	54,787,948

	Total Short-Term Investments (Identified Cost $1,324,279,556)	1,324,800,364

	Total Investments — 97.7% (Identified Cost $7,797,335,891)	7,379,994,865
	Other assets less liabilities — 2.3%	172,939,429

	Net Assets — 100.0%	$7,552,934,294

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

(b)	Securities subject to restriction on resale. At March 31, 2019, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Dex Media, Inc.	August 12, 2016	$1,476,220	$3,163,163	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class C	December 18, 2014	21,396,647	18,305,080	0.2%
GCA2014 Holdings Ltd., Series 2014-1, Class D	December 18, 2014	8,494,926	4,664,496	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	December 18, 2014	32,732,982	—	—
Onsite Rental Group Pty Ltd.	October 26, 2017	—	—	—
Onsite Rental Group Pty Ltd., Notes	October 26, 2017	15,666,497	16,383,284	0.2%
Paragon Offshore Ltd., Litigation Units, Class A	July 18, 2017	1,167,146	127,561	Less than 0.1%
Paragon Offshore Ltd., Litigation Units, Class B	July 18, 2017	22,768,653	8,061,732	0.1%
Southcross Holdings Group LLC	April 29, 2016	—	—	—
Southcross Holdings LP, Class A	April 29, 2016	2,215,133	794,850	Less than 0.1%

(c)	Fair valued by the Fund’s adviser. At March 31, 2019, the value of these securities amounted to $22,969,576 or 0.3% of net assets. See Note 2 of Notes to Financial Statements.
(d)	Illiquid security.
(e)	Non-income producing security.
(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2019, the value of these securities amounted to $127,588,432 or 1.7% of net assets. See Note 2 of Notes to Financial Statements.
(g)	Variable rate security. Rate as of March 31, 2019 is disclosed.
(h)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. No payments were made during the period.
(j)	Perpetual bond with no specified maturity date.
(k)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the value of Rule 144A holdings amounted to $1,218,430,726 or 16.1% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Industry Summary at March 31, 2019 (Unaudited)

Treasuries	16.5%
Independent Energy	5.5
Banking	5.1
Pharmaceuticals	4.1
Healthcare	3.8
Finance Companies	3.5
Diversified Telecommunication Services	3.3
Cable Satellite	3.1
Wirelines	2.9
Airlines	2.7
Technology	2.6
Oil Field Services	2.6
Chemicals	2.4
Supermarkets	2.3
Other Investments, less than 2% each	19.7
Short-Term Investments	17.5
Closed-End Investment Companies	0.1

Total Investments	97.7
Other assets less liabilities	2.3

Net Assets	100.0%

Currency Exposure Summary at March 31, 2019 (Unaudited)

United States Dollar	78.2%
Mexican Peso	6.1
Canadian Dollar	5.4
Australian Dollar	2.7
New Zealand Dollar	2.0
Other, less than 2% each	3.3

Total Investments	97.7
Other assets less liabilities	2.3

Net Assets	100.0%

See accompanying notes to financial statements.

25  |

This Page Intentionally Left Blank

|  26

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	Growth Fund	Strategic Income Fund
ASSETS
Investments at cost	$5,997,308,279	$7,797,335,891
Net unrealized appreciation (depreciation)	2,377,106,960	(417,341,026)

Investments at value	8,374,415,239	7,379,994,865
Cash	82	359,911
Receivable for Fund shares sold	20,296,898	11,143,264
Receivable for securities sold	—	68,194,166
Dividends and interest receivable	8,277,631	108,852,553
Tax reclaims receivable	5,216,746	438,304
Prepaid expenses (Note 7)	509	570

TOTAL ASSETS	8,408,207,105	7,568,983,633

LIABILITIES
Payable for Fund shares redeemed	6,958,467	10,218,868
Management fees payable (Note 5)	3,494,265	3,627,717
Deferred Trustees’ fees (Note 5)	345,705	1,382,966
Administrative fees payable (Note 5)	302,997	278,775
Payable to distributor (Note 5d)	78,181	73,851
Other accounts payable and accrued expenses	427,458	467,162

TOTAL LIABILITIES	11,607,073	16,049,339

NET ASSETS	$8,396,600,032	$7,552,934,294

NET ASSETS CONSIST OF:
Paid-in capital	$5,939,447,995	$8,111,870,299
Accumulated earnings (loss)	2,457,152,037	(558,936,005)

NET ASSETS	$8,396,600,032	$7,552,934,294

See accompanying notes to financial statements.

27  |

Statements of Assets and Liabilities (continued)

March 31, 2019 (Unaudited)

	Growth Fund	Strategic Income Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$1,054,561,982	$1,840,876,872

Shares of beneficial interest	68,086,995	130,972,866

Net asset value and redemption price per share	$15.49	$14.06

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$16.44	$14.68

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$123,140,336	$860,277,439

Shares of beneficial interest	8,734,667	60,638,242

Net asset value and offering price per share	$14.10	$14.19

Class N shares:
Net assets	$549,573,532	$200,993,124

Shares of beneficial interest	33,164,940	14,315,380

Net asset value, offering and redemption price per share	$16.57	$14.04

Class Y shares:
Net assets	$6,669,324,182	$4,524,117,724

Shares of beneficial interest	402,294,230	322,244,935

Net asset value, offering and redemption price per share	$16.58	$14.04

Admin Class shares:
Net assets	$—	$126,669,135

Shares of beneficial interest	—	9,043,139

Net asset value, offering and redemption price per share	$—	$14.01

See accompanying notes to financial statements.

|  28

Statements of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

	Growth Fund	Strategic Income Fund
INVESTMENT INCOME
Dividends	$52,669,545	$16,464,347
Interest	775,266	181,584,145
Less net foreign taxes withheld	(1,219,865)	(488,160)

	52,224,946	197,560,332

Expenses
Management fees (Note 5)	19,757,329	22,118,526
Service and distribution fees (Note 5)	1,831,733	7,557,246
Administrative fees (Note 5)	1,745,416	1,729,841
Trustees’ fees and expenses (Note 5)	96,129	38,534
Transfer agent fees and expenses (Notes 5 and 6)	3,493,587	3,241,327
Audit and tax services fees	21,057	32,264
Custodian fees and expenses	98,972	158,184
Legal fees	83,850	76,661
Registration fees	118,071	130,638
Shareholder reporting expenses	209,676	209,437
Miscellaneous expenses (Note 7)	151,111	132,049

Total expenses	27,606,931	35,424,707
Less waiver and/or expense reimbursement (Note 5)	(40,872)	(40,528)

Net expenses	27,566,059	35,384,179

Net investment income	24,658,887	162,176,153

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	124,375,818	(76,009,746)
Foreign currency transactions (Note 2c)	—	(789,331)
Net change in unrealized appreciation (depreciation) on:
Investments	(10,988,869)	(114,436,451)
Foreign currency translations (Note 2c)	—	622,361

Net realized and unrealized gain (loss) on investments and foreign currency transactions	113,386,949	(190,613,167)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$138,045,836	$(28,437,014)

See accompanying notes to financial statements.

29  |

Statements of Changes in Net Assets

	Growth Fund		Strategic Income Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
FROM OPERATIONS:
Net investment income	$24,658,887	$48,813,777	$162,176,153	$331,027,757
Net realized gain (loss) on investments and foreign currency transactions	124,375,818	330,004,291	(76,799,077)	2,141,142
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(10,988,869)	902,573,085	(113,814,090)	(220,599,041)

Net increase (decrease) in net assets resulting from operations	138,045,836	1,281,391,153	(28,437,014)	112,569,858

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(51,082,669)	(23,626,171)	(43,001,403)	(83,233,392)
Class C	(6,370,291)	(2,938,721)	(18,931,922)	(65,182,313)
Class N	(29,366,126)	(9,153,975)	(4,579,168)	(7,465,601)
Class Y	(317,599,223)	(147,324,401)	(115,420,087)	(249,028,627)
Admin Class	—	—	(2,803,389)	(5,735,653)

Total distributions	(404,418,309)	(183,043,268)	(184,735,969)	(410,645,586)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(173,206,115)	530,718,841	(801,737,345)	(1,369,576,617)

Net increase (decrease) in net assets	(439,578,588)	1,629,066,726	(1,014,910,328)	(1,667,652,345)
NET ASSETS
Beginning of the period	8,836,178,620	7,207,111,894	8,567,844,622	10,235,496,967

End of the period	$8,396,600,032	$8,836,178,620	$7,552,934,294	$8,567,844,622

See accompanying notes to financial statements.

|  30

Financial Highlights

For a share outstanding throughout each period.

	Growth Fund—Class A
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015		Year Ended September 30, 2014
Net asset value, beginning of the period	$16.05		$14.04	$11.96	$9.90	$9.45		$8.07

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.06	0.06	0.06	0.05		0.05
Net realized and unrealized gain (loss)	0.20		2.29	2.18	2.05	0.45		1.34

Total from Investment Operations	0.23		2.35	2.24	2.11	0.50		1.39

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.05)	(0.05)	(0.05)	(0.05)		(0.01)
Net realized capital gains	(0.74)		(0.29)	(0.11)	—	—		—

Total Distributions	(0.79)		(0.34)	(0.16)	(0.05)	(0.05)		(0.01)

Net asset value, end of the period	$15.49		$16.05	$14.04	$11.96	$9.90		$9.45

Total return(b)	2.31	%(c)	16.98%	18.99%	21.32%	5.30%		17.23%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,054,562		$1,083,362	$983,047	$729,989	$122,203		$63,682
Net expenses	0.91	%(d)	0.90%	0.91%	0.92%	0.92%		0.94%
Gross expenses	0.91	%(d)	0.90%	0.91%	0.92%	0.92%		0.94%
Net investment income	0.41	%(d)	0.39%	0.45%	0.58%	0.45%		0.55%
Portfolio turnover rate	3%		11%	8%	11%	27	%(e)	14%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Portfolio turnover would have been 6% if excluding the transfer in-kind amounts that occurred during the period.

See accompanying notes to financial statements.

31  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class C
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015		Year Ended September 30, 2014
Net asset value, beginning of the period	$14.68		$12.92	$11.06	$9.18	$8.79		$7.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.02)		(0.05)	(0.03)	(0.02)	(0.03)		(0.02)
Net realized and unrealized gain (loss)	0.18		2.10	2.00	1.90	0.42		1.26

Total from Investment Operations	0.16		2.05	1.97	1.88	0.39		1.24

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(0.74)		(0.29)	(0.11)	—	—		—

Net asset value, end of the period	$14.10		$14.68	$12.92	$11.06	$9.18		$8.79

Total return(b)	1.94	%(c)	16.09%	18.03%	20.48%	4.44%		16.42%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$123,140		$130,133	$133,329	$109,798	$41,421		$29,837
Net expenses	1.66	%(d)	1.65%	1.66%	1.66%	1.67%		1.69%
Gross expenses	1.66	%(d)	1.65%	1.66%	1.66%	1.67%		1.69%
Net investment loss	(0.34	)%(d)	(0.36)%	(0.29)%	(0.16)%	(0.29)%		(0.20)%
Portfolio turnover rate	3%		11%	8%	11%	27	%(e)	14%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Portfolio turnover would have been 6% if excluding the transfer in-kind amounts that occurred during the period.

See accompanying notes to financial statements.

|  32

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class N
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015		Year Ended September 30, 2014
Net asset value, beginning of the period	$17.15		$14.97		$12.73		$10.52	$10.01		$8.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.12		0.11		0.10	0.08		0.05
Net realized and unrealized gain (loss)	0.21		2.44		2.32		2.18	0.49		1.42

Total from Investment Operations	0.27		2.56		2.43		2.28	0.57		1.47

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.09)		(0.08)		(0.07)	(0.06)		(0.02)
Net realized capital gains	(0.74)		(0.29)		(0.11)		—	—		—

Total Distributions	(0.85)		(0.38)		(0.19)		(0.07)	(0.06)		(0.02)

Net asset value, end of the period	$16.57		$17.15		$14.97		$12.73	$10.52		$10.01

Total return	2.43	%(b)	17.40	%(c)	19.39	%(c)	21.75%	5.65	%(c)	17.21	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$549,574		$1,001,688		$341,160		$60,765	$1		$1
Net expenses	0.56	%(d)	0.57	%(e)	0.57	%(e)	0.58%	0.55	%(e)	0.95	%(e)
Gross expenses	0.56	%(d)	0.58%		0.58%		0.58%	9.82%		3.45%
Net investment income	0.72	%(d)	0.73%		0.80%		0.82%	0.71%		0.52%
Portfolio turnover rate	3%		11%		8%		11%	27	%(f)	14%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Portfolio turnover would have been 6% if excluding the transfer in-kind amounts that occurred during the period.

See accompanying notes to financial statements.

33  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class Y
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015		Year Ended September 30, 2014
Net asset value, beginning of the period	$17.14		$14.97	$12.73	$10.53	$10.04		$8.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.10	0.09	0.10	0.07		0.08
Net realized and unrealized gain (loss)	0.23		2.44	2.33	2.16	0.49		1.42

Total from Investment Operations	0.28		2.54	2.42	2.26	0.56		1.50

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.08)	(0.07)	(0.06)	(0.07)		(0.03)
Net realized capital gains	(0.74)		(0.29)	(0.11)	—	—		—

Total Distributions	(0.84)		(0.37)	(0.18)	(0.06)	(0.07)		(0.03)

Net asset value, end of the period	$16.58		$17.14	$14.97	$12.73	$10.53		$10.04

Total return	2.45	%(b)	17.25%	19.31%	21.55%	5.59%		17.51%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,669,324		$6,620,996	$5,749,576	$3,493,961	$1,174,150		$1,004,157
Net expenses	0.66	%(c)	0.65%	0.66%	0.66%	0.67%		0.69%
Gross expenses	0.66	%(c)	0.65%	0.66%	0.66%	0.67%		0.69%
Net investment income	0.67	%(c)	0.64%	0.69%	0.82%	0.69%		0.79%
Portfolio turnover rate	3%		11%	8%	11%	27	%(d)	14%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Portfolio turnover would have been 6% if excluding the transfer in-kind amounts that occurred during the period.

See accompanying notes to financial statements.

|  34

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Class A
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$14.39		$14.84	$14.70	$14.70	$16.75	$15.93

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.28		0.52	0.56	0.57	0.64	0.58
Net realized and unrealized gain (loss)	(0.28)		(0.33)	0.42	0.61	(1.74)	0.90

Total from Investment Operations	(0.00	)(b)	0.19	0.98	1.18	(1.10)	1.48

LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)		(0.57)	(0.52)	(0.36)	(0.57)	(0.62)
Net realized capital gains	(0.07)		(0.07)	(0.32)	(0.82)	(0.38)	(0.04)

Total Distributions	(0.33)		(0.64)	(0.84)	(1.18)	(0.95)	(0.66)

Net asset value, end of the period	$14.06		$14.39	$14.84	$14.70	$14.70	$16.75

Total return(c)	0.02	%(d)	1.34%	7.01%	8.72%	(6.88)%	9.34%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,840,877		$1,986,300	$1,999,385	$2,514,770	$3,318,262	$4,408,257
Net expenses	0.96	%(e)	0.96%	0.96%	0.96%	0.94%	0.94%
Gross expenses	0.96	%(e)	0.96%	0.96%	0.96%	0.94%	0.94%
Net investment income	4.08	%(e)	3.57%	3.82%	4.01%	3.95%	3.44%
Portfolio turnover rate	8%		6%	11%	17%	23%	26%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

35  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Class C
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$14.52		$14.97	$14.81	$14.80	$16.85	$16.03

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23		0.41	0.45	0.47	0.52	0.45
Net realized and unrealized gain (loss)	(0.29)		(0.33)	0.44	0.61	(1.74)	0.90

Total from Investment Operations	(0.06)		0.08	0.89	1.08	(1.22)	1.35

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)		(0.46)	(0.41)	(0.25)	(0.45)	(0.49)
Net realized capital gains	(0.07)		(0.07)	(0.32)	(0.82)	(0.38)	(0.04)

Total Distributions	(0.27)		(0.53)	(0.73)	(1.07)	(0.83)	(0.53)

Net asset value, end of the period	$14.19		$14.52	$14.97	$14.81	$14.80	$16.85

Total return(b)	(0.37	)%(c)	0.60%	6.20%	7.91%	(7.60)%	8.54%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$860,277		$1,153,853	$2,248,939	$3,433,204	$4,295,139	$5,390,222
Net expenses	1.71	%(d)	1.71%	1.71%	1.71%	1.69%	1.69%
Gross expenses	1.71	%(d)	1.71%	1.71%	1.71%	1.69%	1.69%
Net investment income	3.32	%(d)	2.79%	3.08%	3.26%	3.20%	2.68%
Portfolio turnover rate	8%		6%	11%	17%	23%	26%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  36

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Class N
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$14.38		$14.83	$14.69	$14.69	$16.73	$15.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.31		0.56	0.60	0.61	0.69	0.61
Net realized and unrealized gain (loss)	(0.30)		(0.32)	0.43	0.62	(1.73)	0.91

Total from Investment Operations	0.01		0.24	1.03	1.23	(1.04)	1.52

LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)		(0.62)	(0.57)	(0.41)	(0.62)	(0.67)
Net realized capital gains	(0.07)		(0.07)	(0.32)	(0.82)	(0.38)	(0.04)

Total Distributions	(0.35)		(0.69)	(0.89)	(1.23)	(1.00)	(0.71)

Net asset value, end of the period	$14.04		$14.38	$14.83	$14.69	$14.69	$16.73

Total return	0.11	%(b)	1.67%	7.38%	9.09%	(6.58)%	9.70%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$200,993		$176,456	$141,695	$130,637	$83,405	$57,752
Net expenses	0.63	%(c)	0.63%	0.63%	0.63%	0.62%	0.62%
Gross expenses	0.63	%(c)	0.63%	0.63%	0.63%	0.62%	0.62%
Net investment income	4.42	%(c)	3.91%	4.13%	4.34%	4.33%	3.62%
Portfolio turnover rate	8%		6%	11%	17%	23%	26%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

37  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund— Class Y
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$14.38		$14.83	$14.69	$14.69	$16.73	$15.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.30		0.55	0.59	0.61	0.68	0.61
Net realized and unrealized gain (loss)	(0.29)		(0.32)	0.43	0.61	(1.73)	0.90

Total from Investment Operations	0.01		0.23	1.02	1.22	(1.05)	1.51

LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)		(0.61)	(0.56)	(0.40)	(0.61)	(0.66)
Net realized capital gains	(0.07)		(0.07)	(0.32)	(0.82)	(0.38)	(0.04)

Total Distributions	(0.35)		(0.68)	(0.88)	(1.22)	(0.99)	(0.70)

Net asset value, end of the period	$14.04		$14.38	$14.83	$14.69	$14.69	$16.73

Total return	0.07	%(b)	1.66%	7.22%	9.00%	(6.65)%	9.63%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,524,118		$5,118,016	$5,702,607	$5,350,759	$7,018,369	$8,747,384
Net expenses	0.71	%(c)	0.71%	0.71%	0.71%	0.69%	0.69%
Gross expenses	0.71	%(c)	0.71%	0.71%	0.71%	0.69%	0.69%
Net investment income	4.32	%(c)	3.82%	4.04%	4.26%	4.21%	3.65%
Portfolio turnover rate	8%		6%	11%	17%	23%	26%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  38

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Admin Class
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$14.34		$14.79		$14.65		$14.66		$16.70	$15.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.27		0.48		0.52		0.53		0.60	0.53
Net realized and unrealized gain (loss)	(0.29)		(0.33)		0.43		0.61		(1.73)	0.90

Total from Investment Operations	(0.02)		0.15		0.95		1.14		(1.13)	1.43

LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)		(0.53)		(0.49)		(0.33)		(0.53)	(0.58)
Net realized capital gains	(0.07)		(0.07)		(0.32)		(0.82)		(0.38)	(0.04)

Total Distributions	(0.31)		(0.60)		(0.81)		(1.15)		(0.91)	(0.62)

Net asset value, end of the period	$14.01		$14.34		$14.79		$14.65		$14.66	$16.70

Total return	(0.11	)%(b)	1.09%		6.79%		8.42%		(7.13)%	9.12%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$126,669		$133,220		$142,871		$143,275		$141,844	$139,423
Net expenses	1.18	%(c)(d)	1.20	%(e)	1.19	%(f)	1.20	%(e)	1.19%	1.19%
Gross expenses	1.18	%(c)(d)	1.20	%(e)	1.19	%(f)	1.20	%(e)	1.19%	1.19%
Net investment income	3.86	%(c)	3.33%		3.57%		3.76%		3.73%	3.15%
Portfolio turnover rate	8%		6%		11%		17%		23%	26%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Includes refund of prior year service fee of 0.03%. See Note 5b of Notes to Financial Statements.
(e)	Includes refund of prior year service fee of 0.01%.
(f)	Includes refund of prior year service fee of 0.02%.

See accompanying notes to financial statements.

39  |

Notes to Financial Statements

March 31, 2019 (Unaudited)

1.  Organization.  Loomis Sayles Funds II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Growth Fund (the “Growth Fund”)

Loomis Sayles Strategic Income Fund (the “Strategic Income Fund”)

Each Fund is a diversified investment company.

Growth Fund was closed to new investors effective April 28, 2017. Growth Fund continues to offer Class A, Class C, Class N, and Class Y shares to existing shareholders, defined contribution and defined benefit plans and clients of registered investment advisers and registered representatives trading through intermediary programs/platforms on which the Fund is already available. Strategic Income Fund offers Class A, Class C, Class N, Class Y and Admin Class shares.

Class A shares are sold with a maximum front-end sales charge of 5.75% for Growth Fund and 4.25% for Strategic Income Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts as outlined in the relevant Funds’ prospectus. Admin Class shares do not pay a front-end sales charge or a CDSC, but do pay a Rule 12b-1 fee. Admin Class shares are offered exclusively through intermediaries.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A, Class C and Admin Class), and transfer agent fees are borne collectively for Class A, Class C, Class Y, and Admin Class and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

|  40

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to

41  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of March 31, 2019, securities held by Strategic Income Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$127,588,432	1.7%	$22,969,576	0.3%

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

|  42

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

For the six months ended March 31, 2019, the amount of income available to be distributed by the Strategic Income Fund has been reduced by $41,121,317 as a result of losses arising from changes in exchange rates.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of

43  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

March 31, 2019 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distribution redesignations, defaulted and/or non-income producing securities, foreign currency gains and losses, premium amortization, convertible bonds, paydown gains and losses, partnership basis adjustments, contingent payment debt instruments, and capital gain and return of capital distributions received. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to corporate actions, deferred Trustees’ fees, wash sales, premium amortization, return of capital distributions received, trust preferred securities, defaulted and/or non-income producing securities, contingent payment debt instruments, partnership basis adjustments and convertible bonds.

Amounts of income and capital gain available to be distributed on a tax basis are

|  44

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2018 was as follows:

	2018 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Growth Fund	$38,048,905	$144,994,363	$183,043,268
Strategic Income Fund	365,189,758	45,455,828	410,645,586

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of March 31, 2019, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	Growth Fund	Strategic Income Fund
Unrealized appreciation (depreciation)
Investments	$2,377,106,960	$(27,705,456)
Foreign currency translations	—	(429,732,765)

Total unrealized appreciation (depreciation)	$2,377,106,960	$(457,438,221)

As of March 31, 2019, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Growth Fund	Strategic Income Fund
Federal tax cost	$5,997,308,279	$7,846,398,842

Gross tax appreciation	$2,475,041,588	$465,141,071
Gross tax depreciation	(97,934,628)	(931,545,048)

Net tax appreciation (depreciation)	$2,377,106,960	$(466,403,977)

45  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.

The difference between these amounts and those reported in the preceding table are primarily attributable to foreign currency mark-to-market.

f.  Loan Participations.  Each Fund may invest in loans to corporate, governmental or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and the Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Loan agreements and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

g.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2019, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

h.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of

|  46

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2019, neither Fund had loaned securities under this agreement.

i.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

j.  New Accounting Pronouncement.  In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has evaluated the application of this provision and has determined the impact to be immaterial to the Funds.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

47  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2019, at value:

Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$8,289,611,667	$—	$—	$8,289,611,667
Short-Term Investments	—	84,803,572	—	84,803,572

Total	$8,289,611,667	$84,803,572	$—	$8,374,415,239

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

|  48

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

For the six months ended March 31, 2019, there were no transfers among Levels 1, 2 and 3.

Strategic Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$8,592,449	$22,969,576	(b)(c)	$31,562,025
Airlines	—	203,014,137	309,484	(d)	203,323,621
Finance Companies	2,308,217	248,320,470	—		250,628,687
Metals & Mining	—	87,283,925	—	(c)	87,283,925
All Other Non-Convertible Bonds(a)	—	4,186,389,821	—		4,186,389,821

Total Non-Convertible Bonds	2,308,217	4,733,600,802	23,279,060		4,759,188,079

Convertible Bonds(a)	—	331,950,850	—		331,950,850
Municipals(a)	—	132,297,638	—		132,297,638

Total Bonds and Notes	2,308,217	5,197,849,290	23,279,060		5,223,436,567

Senior Loans(a)		85,413,555			85,413,555
Common Stocks
Media	—	3,163,163	—		3,163,163
Oil, Gas & Consumable Fuels	2,673,737	8,984,143	—		11,657,880
Specialty Retail	—	—	—	(c)	—
All Other Common Stocks(a)	589,678,666	—	—		589,678,666

Total Common Stocks	592,352,403	12,147,306	—		604,499,709

Preferred Stocks
Convertible Preferred Stocks
Independent Energy	9,606,865	12,418,024	16,529,957	(d)	38,554,846
Midstream	13,125,228	—	36,759,385	(d)	49,884,613
REITs – Diversified	—	13,886,339	—		13,886,339
All Other Convertible Preferred Stocks(a)	24,959,368	—	—		24,959,368

Total Convertible Preferred Stocks	47,691,461	26,304,363	53,289,342		127,285,166

49  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Strategic Income Fund (continued)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3	Total
Non-Convertible Preferred Stocks
REITs – Office Property	$—	$1,875,300	$—	$1,875,300
REITs – Warehouse/Industrials	—	7,988,200	—	7,988,200
All Other Non-Convertible Preferred Stocks(a)	988,965	—	—	988,965

Total Non-Convertible Preferred Stocks	988,965	9,863,500	—	10,852,465

Total Preferred Stocks	48,680,426	36,167,863	53,289,342	138,137,631

Closed-End Investment Companies	3,707,039	—	—	3,707,039
Short-Term Investments	—	1,324,800,364	—	1,324,800,364

Total	$647,048,085	$6,656,378,378	$76,568,402	$7,379,994,865

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser ($4,664,496) or fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($18,305,080).
(c)	Includes a security fair valued at zero using Level 3 inputs.
(d)	Valued using broker-dealer bid prices.

|  50

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2018 and/or March 31, 2019:

Strategic Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Other	$20,680,219	(a)	$—	$—	$1,387,395	$901,962
Airlines	455,986		—	11,182	(13,400)	—
Metals & Mining	4,101		37,363	—	(41,464)	—
Loan Participations
ABS Other	8,343,807		—	(65,527)	458,691	—
Common Stocks
Specialty Retail	—	(a)	—	—	—	—
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	—		—	—	(2,945,078)	—
Midstream	—		—	—	(8,228,897)	2,688,241

Total	$29,484,113		$37,363	$(54,345)	$(9,382,753)	$3,590,203

51  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Strategic Income Fund (continued)

Asset Valuation Inputs (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2019		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2019
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$—	$22,969,576	(a)	$1,387,395
Airlines	(144,284)	—	—	309,484		1,115
Metals & Mining	—	—	—	—	(a)	(41,464)
Loan Participations
ABS Other	(8,736,971)	—	—	—		—
Common Stocks
Specialty Retail	—	—	—	—	(a)	—
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	—	19,475,035	—	16,529,957		(2,945,078)
Midstream	—	42,300,041	—	36,759,385		(8,228,897)

Total	$(8,881,255)	$61,775,076	$—	$76,568,402		$(9,826,929)

(a)	Includes a security fair valued at zero using Level 3 inputs.

Preferred stocks valued at $61,775,076 were transferred from Level 2 to Level 3 during the period ended March 31, 2019. At September 30, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2019, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

|  52

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

4.  Purchases and Sales of Securities.  For the six months ended March 31, 2019, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Growth Fund	$—	$—	$212,127,080	$728,107,177
Strategic Income Fund	133,905,765	250,000,000	398,867,600	696,049,179

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $200 million	Next $1.8 billion	Next $13 billion	Next $10 billion	Over $25 billion
Growth Fund	0.50%	0.50%	0.50%	0.50%	0.50%
Strategic Income Fund	0.65%	0.60%	0.55%	0.54%	0.53%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2020, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

53  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

For the six months ended March 31, 2019 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y	Admin Class
Growth Fund	1.25%	2.00%	0.95%	1.00%	—
Strategic Income Fund	1.25%	2.00%	0.95%	1.00%	1.50%

Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2019, the management fees for each Fund were as follows:

Fund	Gross Management Fees	Percentage of Average Daily Net Assets
Growth Fund	$19,757,329	0.50%
Strategic Income Fund	22,118,526	0.56%

No expenses were recovered for either Fund during the six months ended March 31, 2019 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”), and Strategic Income Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

|  54

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

Under the Admin Class Plan, Strategic Income Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of Strategic Income Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2019, the service and distribution fees for each Fund were as follows:

	Service Fees			Distribution Fees
Fund	Class A	Class C	Admin Class	Class C	Admin Class
Growth Fund	$1,236,425	$148,826	$—	$446,482	$—
Strategic Income Fund	2,312,361	1,236,620	140,034	3,709,862	158,369

For the six months ended March 31, 2019, Natixis Distribution refunded Strategic Income Fund $18,335 of prior year Admin Class service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.

c.  Administrative Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata

55  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

Effective October 1, 2018, State Street Bank agreed to reduce the fees it receives from Natixis Advisors for serving as sub-administrator to the Funds. Also, effective October 1, 2018, Natixis Advisors agreed to voluntarily waive fees paid by the Funds in an amount equal to the reduction in sub-administrative fees discussed above. The waiver is in effect through June 30, 2019, at which time it will be reevaluated as part of the annual review of the administrative services contract, as noted above.

For the six months ended March 31, 2019, the administrative fees for each Fund were as follows:

Fund	Gross Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
Growth Fund	$1,745,416	$40,872	$1,704,544
Strategic Income Fund	1,729,841	40,528	1,689,313

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

|  56

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

For the six months ended March 31, 2019, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Growth Fund	$3,121,666
Strategic Income Fund	3,026,743

As of March 31, 2019, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Growth Fund	$78,181
Strategic Income Fund	73,851

Sub-transfer agent fees attributable to Class A, Class C, Class Y, and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended March 31, 2019, were as follows:

Fund	Commissions
Growth Fund	$22,284
Strategic Income Fund	47,069

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $360,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $190,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $15,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she

57  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2019, the Chairperson of the Board received a retainer fee at the annual rate of $340,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $170,000, and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $12,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.

g.  Affiliated Ownership.  As of March 31, 2019, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”) and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Growth Fund representing 0.23% and 0.69%, respectively, of the Fund’s net assets.

Investment activities of affiliated shareholders could have material impacts on the Fund.

6.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

|  58

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

For the six months ended March 31, 2019, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y	Admin Class
Growth Fund	$474,953	$57,205	$2,322	$2,959,107	$—
Strategic Income Fund	782,335	418,555	1,041	1,985,800	53,596

7.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended March 31, 2019, neither Fund had borrowings under this agreement.

8.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

9.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2019, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

	Number of 5% Account Holders	Percentage of Ownership
Growth Fund	5	51.99%

59  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

10.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	3,417,849	$47,529,429	9,892,333	$148,235,534
Issued in connection with the reinvestment of distributions	3,582,167	47,177,140	1,464,494	21,381,619
Redeemed	(6,400,462)	(93,186,126)	(13,865,728)	(209,484,702)

Net change	599,554	$1,520,443	(2,508,901)	$(39,867,549)

Class C
Issued from the sale of shares	819,074	$10,445,611	1,122,136	$15,439,085
Issued in connection with the reinvestment of distributions	332,912	3,998,270	148,410	1,993,145
Redeemed	(1,279,757)	(17,052,638)	(2,724,624)	(37,772,137)

Net change	(127,771)	$(2,608,757)	(1,454,078)	$(20,339,907)

Class N
Issued from the sale of shares	4,186,290	$66,514,042	43,285,115	$684,373,304
Issued in connection with the reinvestment of distributions	2,024,898	28,510,563	380,354	5,914,498
Redeemed	(31,470,598)	(501,747,369)	(8,026,613)	(130,323,337)

Net change	(25,259,410)	$(406,722,764)	35,638,856	$559,964,465

Class Y
Issued from the sale of shares	61,386,970	$957,540,615	134,173,905	$2,158,881,553
Issued in connection with the reinvestment of distributions	16,819,594	236,988,075	7,592,419	118,138,051
Redeemed	(62,115,189)	(959,923,727)	(139,565,871)	(2,246,057,772)

Net change	16,091,375	$234,604,963	2,200,453	$30,961,832

Increase (decrease) from capital share transactions	(8,696,252)	$(173,206,115)	33,876,330	$530,718,841

|  60

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

10.  Capital Shares (continued).

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
Strategic Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	14,784,115	$205,852,925	51,625,278	$738,924,261
Issued in connection with the reinvestment of distributions	2,273,376	31,487,857	4,060,455	58,682,435
Redeemed	(24,090,141)	(335,171,312)	(52,391,158)	(758,110,873)

Net change	(7,032,650)	$(97,830,530)	3,294,575	$39,495,823

Class C
Issued from the sale of shares	1,770,518	$24,787,225	2,803,621	$41,029,278
Issued in connection with the reinvestment of distributions	935,840	13,070,591	3,309,104	48,333,624
Redeemed	(21,519,577)	(302,130,308)	(76,940,917)	(1,116,045,348)

Net change	(18,813,219)	$(264,272,492)	(70,828,192)	$(1,026,682,446)

Class N
Issued from the sale of shares	3,406,805	$47,504,390	4,812,920	$69,711,732
Issued in connection with the reinvestment of distributions	292,229	4,043,936	485,081	6,999,401
Redeemed	(1,656,429)	(23,063,798)	(2,582,475)	(37,282,778)

Net change	2,042,605	$28,484,528	2,715,526	$39,428,355

Class Y
Issued from the sale of shares	37,388,729	$519,924,508	77,541,895	$1,122,643,031
Issued in connection with the reinvestment of distributions	6,091,381	84,274,459	12,318,919	177,879,588
Redeemed	(77,219,523)	(1,068,945,455)	(118,518,308)	(1,716,975,666)

Net change	(33,739,413)	$(464,746,488)	(28,657,494)	$(416,453,047)

Admin Class
Issued from the sale of shares	571,689	$7,939,477	1,110,070	$16,029,203
Issued in connection with the reinvestment of distributions	177,839	2,453,955	336,388	4,845,855
Redeemed	(994,683)	(13,765,795)	(1,818,549)	(26,240,360)

Net change	(245,155)	$(3,372,363)	(372,091)	$(5,365,302)

Decrease from capital share transactions	(57,787,832)	$(801,737,345)	(93,847,676)	$(1,369,576,617)

61  |

Semiannual Report

March 31, 2019

Loomis Sayles Core Plus Bond Fund

Loomis Sayles Global Allocation Fund

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

LOOMIS SAYLES CORE PLUS BOND FUND

Managers	Symbols

Peter W. Palfrey, CFA®	Class A NEFRX

Richard G. Raczkowski	Class C NECRX

Loomis, Sayles & Company, L.P.	Class N NERNX

Class Y NERYX

Investment Goal

The Fund seeks high total investment return through a combination of current income and capital appreciation.

1  |

LOOMIS SAYLES CORE PLUS BOND FUND

Average Annual Total Returns — March 31, 20193

					Life of	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Class N	Gross	Net

Class Y (Inception 12/30/94)
NAV	3.52%	3.57%	2.78%	6.35%	—%	0.48%	0.48%

Class A (Inception 11/7/73)
NAV	3.42	3.34	2.53	6.08	—	0.73	0.73
With 4.25% Maximum Sales Charge	-1.01	-1.08	1.64	5.62	—

Class C (Inception 12/30/94)
NAV	3.03	2.56	1.75	5.29	—	1.48	1.48
With CDSC[1]	2.03	1.56	1.75	5.29

Class N (Inception 2/1/13)
NAV	3.65	3.67	2.87	—	2.85	0.39	0.39

Comparative Performance
Bloomberg Barclays U.S. Aggregate Bond Index[2]	4.63	4.48	2.74	3.77	2.32

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  2

LOOMIS SAYLES GLOBAL ALLOCATION FUND

Managers	Symbols

Daniel J. Fuss, CFA®, CIC	Class A LGMAX

Eileen N. Riley, CFA®	Class C LGMCX

David W. Rolley, CFA®	Class N LGMNX

Lee M. Rosenbaum	Class Y LSWWX

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks high total investment return through a combination of capital appreciation and current income.

3  |

LOOMIS SAYLES GLOBAL ALLOCATION FUND

Average Annual Total Returns — March 31, 20194

						Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 5/1/96)
NAV	1.45%	4.56%	7.37%	12.99%	—%	0.91%	0.91%

Class A (Inception 2/1/06)
NAV	1.27	4.25	7.09	12.69	—	1.16	1.16
With 5.75% Maximum Sales Charge	-4.56	-1.75	5.84	12.03	—

Class C (Inception 2/1/06)
NAV	0.88	3.47	6.30	11.85	—	1.91	1.91
With CDSC[1]	-0.09	2.47	6.30	11.85	—

Class N (Inception 2/1/17)
NAV	1.45	4.60	—	—	11.23	0.83	0.83

Comparative Performance
MSCI All Country World Index (Net)[2]	-2.13	2.60	6.45	11.98	9.86
Blended Index[3]	0.27	1.64	4.40	8.54	7.42

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	The MSCI All Country World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

3

The Blended Index is an unmanaged, blended index composed of the following weights: 60% MSCI All Country World Index (Net) and 40% Bloomberg Barclays Global Aggregate Bond Index. The Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  4

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Fund’s website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities the most recent 12-month period ended June 30 is available from the Fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.

5  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2018 through March 31, 2019. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of the fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

LOOMIS SAYLES CORE PLUS BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2018	ENDING ACCOUNT VALUE 3/31/2019	EXPENSES PAID DURING PERIOD* 10/1/2018 – 3/31/2019
Class A
Actual	$1,000.00	$1,034.20	$3.70
Hypothetical (5% return before expenses)	$1,000.00	$1,021.29	$3.68
Class C
Actual	$1,000.00	$1,030.30	$7.49
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.44
Class N
Actual	$1,000.00	$1,036.50	$1.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.99	$1.97
Class Y
Actual	$1,000.00	$1,035.20	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	$2.42

*

Expenses are equal to the Fund’s annualized expense ratio: 0.73%, 1.48%, 0.39% and 0.48% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

|  6

LOOMIS SAYLES GLOBAL ALLOCATION FUND	BEGINNING ACCOUNT VALUE 10/1/2018	ENDING ACCOUNT VALUE 3/31/2019	EXPENSES PAID DURING PERIOD* 10/1/2018 – 3/31/2019
Class A
Actual	$1,000.00	$1,012.70	$5.82
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.84
Class C
Actual	$1,000.00	$1,008.80	$9.57
Hypothetical (5% return before expenses)	$1,000.00	$1,015.41	$9.60
Class N
Actual	$1,000.00	$1,014.50	$4.17
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$4.18
Class Y
Actual	$1,000.00	$1,014.50	$4.57
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$4.58

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.16%, 1.91%, 0.83% and 0.91% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

7  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 84.5% of Net Assets
	ABS Car Loan — 1.5%
$116,899	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/09/2020	$116,883
4,441,183	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class C, 2.510%, 1/08/2021	4,440,090
1,844,693	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class B, 2.110%, 1/08/2021	1,843,920
4,495,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class C, 2.880%, 7/08/2021	4,496,693
320,305	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A3, 1.870%, 8/18/2021	319,277
2,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/2021, 144A	1,990,617
11,955,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	11,971,623
15,005,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class A, 2.720%, 11/20/2022, 144A	14,904,816
10,350,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.070%, 9/20/2023, 144A	10,358,678
4,985,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1, Class A, 3.450%, 3/20/2023, 144A	5,036,783
6,613,898	CPS Auto Receivables Trust, Series 2015-C, Class C, 3.420%, 8/16/2021, 144A	6,620,607
238,229	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 2.420%, 11/15/2023, 144A	238,181
3,981,129	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.150%, 4/15/2024, 144A	3,972,025
3,199,967	Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A, 2.560%, 10/15/2025, 144A	3,195,010
7,435,000	Credit Acceptance Auto Loan Trust, Series 2017-3A, Class B, 3.210%, 8/17/2026, 144A	7,426,579
1,211,728	Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.190%, 7/15/2022, 144A	1,212,097
2,414,171	Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.980%, 1/18/2022, 144A	2,415,004
4,177,068	Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 2.790%, 7/15/2021, 144A	4,176,783
10,006	First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.690%, 4/15/2021, 144A	10,002
246,828	Flagship Credit Auto Trust, Series 2016-1, Class A, 2.770%, 12/15/2020, 144A	246,810
2,749,935	Santander Drive Auto Receivables Trust, Series 2017-2, Class B, 2.210%, 10/15/2021	2,746,821
5,755,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class B, 3.030%, 9/15/2022	5,765,089
4,140,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class C, 3.350%, 7/17/2023	4,159,969

		97,664,357

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Credit Card — 0.3%
$11,115,000	World Financial Network Credit Card Master Trust, Series 2016-A, Class A, 2.030%, 4/15/2025	$10,935,215
12,265,000	World Financial Network Credit Card Master Trust, Series 2016-C, Class A, 1.720%, 8/15/2023	12,194,458

		23,129,673

	ABS Home Equity — 2.3%
3,647,662	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	3,690,711
1,992,341	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.000%, 3/28/2057, 144A(a)	1,980,783
10,477,281	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class A, 3.500%, 5/28/2069, 144A(a)	10,527,076
5,610,754	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.000%, 10/28/2064, 144A(a)	5,698,009
2,334,313	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class A, 4.000%, 6/28/2054, 144A(a)	2,371,129
2,589,100	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL3, Class A, 4.000%, 11/28/2053, 144A(a)	2,630,540
6,635,696	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	6,610,433
57,114	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(a)(b)(c)	56,719
26,401,465	Invitation Homes Trust, Series 2018-SFR2, Class A, 1-month LIBOR + 0.900%, 3.384%, 6/17/2037, 144A(d)	26,377,294
9,600,000	Lanark Master Issuer PLC, Series 2019-1A, Class 1A1, 3-month LIBOR + 0.770%, 3.467%, 12/22/2069, 144A(d)	9,624,547
3,002,616	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(a)	2,975,503
11,104,170	Onslow Bay Financial LLC, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048, 144A(a)	11,203,480
3,226,847	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047, 144A(a)	3,277,342
3,424,998	Sequoia Mortgage Trust, Series 2017-CH2, Class A10, 4.000%, 12/25/2047, 144A(a)	3,456,672
7,064,126	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 2/25/2048, 144A(a)	7,181,555
17,312,277	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048, 144A(a)	17,596,434
1,454,000	Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.908%, 10/25/2053, 144A(a)	1,503,389
8,346,513	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)	8,269,786
5,018,000	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055, 144A(a)	5,006,903
6,731,404	Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.750%, 8/25/2055, 144A(a)	6,654,675

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$6,017,000	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055, 144A(a)	$5,646,325
13,844,246	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(a)	14,000,399

		156,339,704

	ABS Other — 0.3%
1,220,275	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A	1,220,499
11,235,134	OneMain Financial Issuance Trust, Series 2016-1A, Class A, 3.660%, 2/20/2029, 144A	11,283,047
1,612,271	OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.100%, 3/20/2028, 144A	1,614,713
4,909,600	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	4,880,099

		18,998,358

	ABS Student Loan — 0.0%
308,802	SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 3.020%, 10/25/2027, 144A	308,869
844,876	SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 2.550%, 8/27/2029, 144A	841,143

		1,150,012

	ABS Whole Business — 0.5%
19,247,175	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A	19,607,734
14,407,600	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 4.262%, 9/05/2048, 144A	14,640,139

		34,247,873

	Aerospace & Defense — 0.3%
921,000	Bombardier, Inc., 5.750%, 3/15/2022, 144A	942,874
14,932,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	15,753,260

		16,696,134

	Agency Commercial Mortgage-Backed Securities — 3.2%
15,165,000	Federal National Mortgage Association, Series 2015-M15, Class A2, 2.923%, 10/25/2025(a)	15,293,137
6,750,000	Federal National Mortgage Association, Series 2015-M17, Class A2, 2.939%, 11/25/2025(a)	6,827,374
10,975,000	Federal National Mortgage Association, Series 2016-M4, Class A2, 2.576%, 3/25/2026	10,804,332
20,355,000	Federal National Mortgage Association, Series 2017-M14, Class A2, 2.877%, 11/25/2027(a)	20,243,284
1,660,000	Federal National Mortgage Association, Series 2017-M15, Class A2, 2.960%, 9/25/2027(a)	1,665,309
7,591,000	Federal National Mortgage Association, Series 2017-M3, Class A2, 2.486%, 12/25/2026(a)	7,393,106
6,538,096	Federal National Mortgage Association, Series 2017-M7, Class A2, 2.961%, 2/25/2027(a)	6,548,479

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$11,860,279	Federal National Mortgage Association, Series 2018-M1, Class A2, 2.987%, 12/25/2027(a)	$11,880,734
2,460,000	Federal National Mortgage Association, Series 2018-M10, Class A2, 3.385%, 7/25/2028(a)	2,536,441
6,965,000	Federal National Mortgage Association, Series 2018-M7, Class A2, 3.052%, 3/25/2028(a)	6,998,192
4,665,000	Federal National Mortgage Association, Series 2018-M8, Class A2, 3.325%, 6/25/2028(a)	4,796,442
7,350,000	FHLMC Multifamily Structured Pass Through Certificates, Series K725, Class A2, 3.002%, 1/25/2024	7,469,466
2,770,000	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class A2, 2.653%, 8/25/2026	2,740,008
6,195,000	FHLMC Multifamily Structured Pass Through Certificates, Series K061, Class A2, 3.347%, 11/25/2026(a)	6,406,191
6,995,000	FHLMC Multifamily Structured Pass Through Certificates, Series K062, Class A2, 3.413%, 12/25/2026	7,262,078
5,105,490	FHLMC Multifamily Structured Pass Through Certificates, Series K063, Class A2, 3.430%, 1/25/2027(a)	5,306,098
915,000	FHLMC Multifamily Structured Pass Through Certificates, Series K069, Class A2, 3.187%, 9/25/2027(a)	933,576
1,310,000	FHLMC Multifamily Structured Pass Through Certificates, Series K071, Class A2, 3.286%, 11/25/2027	1,346,405
8,045,000	FHLMC Multifamily Structured Pass Through Certificates, Series K072, Class A2, 3.444%, 12/25/2027	8,365,359
2,550,000	FHLMC Multifamily Structured Pass Through Certificates, Series K073, Class A2, 3.350%, 1/25/2028	2,631,592
21,680,000	FHLMC Multifamily Structured Pass Through Certificates, Series K081, Class A2, 3.900%, 8/25/2028(a)	23,337,076
7,205,000	FHLMC Multifamily Structured Pass Through Certificates, Series K082, Class A2, 3.920%, 9/25/2028(a)	7,768,896
11,410,000	FHLMC Multifamily Structured Pass Through Certificates, Series K727, Class A2, 2.946%, 7/25/2024	11,558,816
7,760,000	FHLMC Multifamily Structured Pass Through Certificates, Series KPLB, Class A, 2.770%, 5/25/2025	7,737,496
10,465,000	FHLMC Multifamily Structured Pass Through Trust, Series K084, Class A2, 3.780%, 10/25/2028(a)	11,150,828
2,151,433	FNMA, 2.880%, 12/01/2027	2,138,840
6,485,000	FNMA, 2.900%, 12/01/2027	6,447,144
5,035,000	FNMA, 2.950%, 11/01/2027	5,047,274
1,826,000	FNMA, 3.015%, 7/01/2028	1,840,957

		214,474,930

	Airlines — 0.0%
2,373,323	Continental Airlines Pass Through Certificates, Series 2012-2, Class A, 4.000%, 4/29/2026	2,417,917
524,379	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.750%, 7/12/2022	535,061

		2,952,978

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Automotive — 1.4%
$12,010,000	Ford Motor Credit Co. LLC, 3.336%, 3/18/2021	$11,827,059
27,688,000	Ford Motor Credit Co. LLC, 5.750%, 2/01/2021	28,514,190
16,412,000	Ford Motor Credit Co. LLC, 5.875%, 8/02/2021	16,993,508
15,446,000	General Motors Co., 5.000%, 4/01/2035	14,011,318
22,752,000	Hyundai Capital America, 3.000%, 10/30/2020, 144A	22,640,246

		93,986,321

	Banking — 5.7%
17,853,000	Ally Financial, Inc., 3.750%, 11/18/2019	17,897,632
16,016,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	16,314,002
31,480,000	Bangkok Bank PCL, 4.050%, 3/19/2024, 144A	32,316,997
2,572,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	2,561,757
5,715,000	Bank of America Corp., GMTN, 2.625%, 4/19/2021	5,700,758
6,608,000	Bank of America Corp., Series L, 2.650%, 4/01/2019	6,608,000
10,850,000	Bank of Montreal, Series D, 3.100%, 4/13/2021	10,946,181
45,518,000	Barclays PLC, 2.875%, 6/08/2020	45,414,219
7,058,000	Barclays PLC, 3.200%, 8/10/2021	7,050,293
5,780,000	Citigroup, Inc., 2.650%, 10/26/2020	5,765,552
27,055,000	Citigroup, Inc., 4.050%, 7/30/2022	27,862,249
5,780,000	Goldman Sachs Group, Inc. (The), 2.600%, 4/23/2020	5,763,605
9,636,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	9,801,901
14,867,000	Goldman Sachs Group, Inc. (The), 5.750%, 1/24/2022	15,944,523
13,448,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	16,394,133
3,205,000	JPMorgan Chase & Co., 2.550%, 3/01/2021	3,194,372
8,819,000	JPMorgan Chase & Co., 3.200%, 1/25/2023	8,940,250
1,785,000	JPMorgan Chase & Co., 4.250%, 10/15/2020	1,825,346
10,223,000	JPMorgan Chase & Co., 4.350%, 8/15/2021	10,581,573
23,597,000	JPMorgan Chase & Co., 4.500%, 1/24/2022	24,683,513
3,235,000	Lloyds Banking Group PLC, 3.000%, 1/11/2022	3,219,023
3,955,000	Lloyds Banking Group PLC, 3.100%, 7/06/2021	3,956,163
23,780,000	Lloyds Banking Group PLC, 4.344%, 1/09/2048	21,331,648
7,690,000	Morgan Stanley, 2.800%, 6/16/2020	7,695,936
19,598,000	Morgan Stanley, 5.750%, 1/25/2021	20,581,196
3,381,000	Morgan Stanley, GMTN, 3.700%, 10/23/2024	3,440,360
12,550,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	13,279,384
21,770,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	22,391,077
9,123,000	Santander UK Group Holdings PLC, 5.625%, 9/15/2045, 144A	9,396,086

		380,857,729

	Building Materials — 0.1%
8,563,000	Owens Corning, 4.200%, 12/01/2024	8,652,101

	Cable Satellite — 0.2%
924,000	Time Warner Cable LLC, 5.500%, 9/01/2041	908,590
2,648,000	Time Warner Cable LLC, 5.875%, 11/15/2040	2,713,932
8,447,000	Time Warner Cable LLC, 6.550%, 5/01/2037	9,331,659
2,013,000	Time Warner Cable LLC, 6.750%, 6/15/2039	2,245,179

		15,199,360

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Chemicals — 1.2%
$26,749,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A	$30,828,222
3,680,000	Koppers, Inc., 6.000%, 2/15/2025, 144A	3,597,200
3,566,000	Methanex Corp., 3.250%, 12/15/2019	3,563,790
14,107,000	Methanex Corp., 5.250%, 3/01/2022	14,539,600
10,242,000	Mexichem SAB de CV, 5.875%, 9/17/2044, 144A	10,131,182
11,165,000	Mexichem SAB de CV, 6.750%, 9/19/2042, 144A	12,072,268
4,402,000	RPM International, Inc., 3.450%, 11/15/2022	4,404,221
3,558,000	RPM International, Inc., 6.125%, 10/15/2019	3,616,881

		82,753,364

	Collateralized Mortgage Obligations — 1.5%
24,755,838	Federal Home Loan Mortgage Corp., Series 277, Class 30, 3.000%, 9/15/2042	24,898,828
2,928,487	Federal Home Loan Mortgage Corp., Series 353, Class 300, 3.000%, 12/15/2046	2,923,778
5,000,000	Federal Home Loan Mortgage Corp., Series 3654, Class DC, 5.000%, 4/15/2030	5,478,150
536,284	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 2.839%, 10/20/2060(d)	534,019
434,681	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 2.859%, 10/20/2060(d)	432,939
361,885	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 2.959%, 2/20/2061(d)	361,484
4,096,845	Government National Mortgage Association, Series 2012-H12, Class FA, 1-month LIBOR + 0.550%, 3.057%, 4/20/2062(d)	4,101,911
526,242	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 3.029%, 8/20/2062(d)	526,469
4,201,220	Government National Mortgage Association, Series 2012-H27, Class FA, 1-month LIBOR + 0.400%, 2.909%, 10/20/2062(d)	4,191,774
1,919,765	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063	1,899,216
2,816,042	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062	2,785,820
4,083,963	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063	4,037,983
10,505,329	Government National Mortgage Association, Series 2013-H07, Class DA, 2.500%, 3/20/2063	10,458,020
16,149,827	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063	16,023,750
14,643,497	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	14,159,646
6,870,901	Government National Mortgage Association, Series 2015-H13, Class FG, 1-month LIBOR + 0.400%, 2.907%, 4/20/2065(d)	6,855,678
623,685	Government National Mortgage Association, Series 2015-H13, Class FL, 1-month LIBOR + 0.280%, 2.787%, 5/20/2063(d)	622,980

		100,292,445

	Construction Machinery — 0.1%
8,705,000	CNH Industrial Capital LLC, 4.375%, 4/05/2022	8,927,848

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Consumer Cyclical Services — 0.4%
$25,600,000	Amazon.com, Inc., 4.250%, 8/22/2057	$27,530,591

	Consumer Products — 0.2%
11,675,000	Whirlpool Corp., 4.750%, 2/26/2029	11,977,484
3,495,000	Whirlpool Corp., MTN, 4.850%, 6/15/2021	3,630,453

		15,607,937

	Diversified Manufacturing — 0.1%
1,158,000	Crane Co., 6.550%, 11/15/2036	1,372,459
2,770,000	General Electric Co., 5.300%, 2/11/2021	2,866,888

		4,239,347

	Electric — 0.9%
26,762,505	Cometa Energia S.A. de CV, 6.375%, 4/24/2035, 144A	26,160,349
3,315,000	Enel Americas S.A., 4.000%, 10/25/2026	3,265,242
3,364,000	Enel Generacion Chile S.A., 4.250%, 4/15/2024	3,436,823
17,247,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	16,614,035
8,413,000	Transelec S.A., 4.250%, 1/14/2025, 144A	8,490,904
4,380,000	Transelec S.A., 4.625%, 7/26/2023, 144A	4,498,304

		62,465,657

	Finance Companies — 1.8%
1,534,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/23/2023	1,505,577
16,922,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.750%, 5/15/2019	16,935,876
18,154,000	International Lease Finance Corp., 5.875%, 4/01/2019	18,154,000
3,910,000	International Lease Finance Corp., 5.875%, 8/15/2022	4,215,463
16,190,000	International Lease Finance Corp., 6.250%, 5/15/2019	16,249,168
15,445,000	iStar, Inc., 6.500%, 7/01/2021	15,715,288
14,547,000	Navient LLC, MTN, 8.000%, 3/25/2020	15,128,880
644,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	646,254
29,780,000	Springleaf Finance Corp., 6.125%, 3/15/2024	30,449,454

		118,999,960

	Financial Other — 0.2%
15,649,000	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	15,238,214

	Food & Beverage — 0.4%
7,380,000	Bacardi Ltd., 5.150%, 5/15/2038, 144A	7,047,534
16,885,000	Bacardi Ltd., 5.300%, 5/15/2048, 144A	16,183,448
3,490,000	Gruma SAB de CV, 4.875%, 12/01/2024, 144A	3,642,723
1,230,000	Sigma Alimentos S.A. de CV, 6.875%, 12/16/2019, 144A	1,259,397

		28,133,102

	Government Owned – No Guarantee — 2.7%
7,757,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	7,919,121
17,981,000	Dolphin Energy Ltd. LLC, 5.500%, 12/15/2021, 144A	18,925,002
11,005,000	Mexico City Airport Trust, 5.500%, 7/31/2047, 144A	10,124,600
18,213,000	OCP S.A., 5.625%, 4/25/2024, 144A	19,102,559

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Government Owned – No Guarantee — continued
$7,355,000	Ooredoo International Finance Ltd., 3.250%, 2/21/2023, 144A	$7,299,838
9,385,000	Ooredoo International Finance Ltd., 3.875%, 1/31/2028, 144A	9,377,173
2,862,000	Ooredoo International Finance Ltd., 7.875%, 6/10/2019, 144A	2,887,758
6,365,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	5,693,493
12,145,000	Petrobras Global Finance BV, 6.850%, 6/05/2115	11,746,644
18,945,000	Syngenta Finance NV, 3.698%, 4/24/2020, 144A	19,012,456
24,223,000	Tennessee Valley Authority, 4.250%, 9/15/2065	28,854,719
6,160,000	Tennessee Valley Authority, 4.625%, 9/15/2060	7,881,694
6,401,000	Tennessee Valley Authority, 4.875%, 1/15/2048	8,182,102
10,957,000	Tennessee Valley Authority, 5.250%, 9/15/2039	14,097,008
10,930,000	Transportadora de Gas Internacional S.A. E.S.P., 5.550%, 11/01/2028, 144A	11,818,063

		182,922,230

	Healthcare — 0.7%
4,445,000	Cigna Corp., 4.800%, 8/15/2038, 144A	4,568,521
8,505,000	Cigna Corp., 4.900%, 12/15/2048, 144A	8,776,278
17,350,000	CVS Health Corp., 5.050%, 3/25/2048	17,478,473
3,089,000	PerkinElmer, Inc., 5.000%, 11/15/2021	3,235,648
10,364,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	10,454,685

		44,513,605

	Hybrid ARMs — 0.0%
32,438	FNMA, 6-month LIBOR + 1.543%, 4.418%, 2/01/2037(d)	33,503

	Independent Energy — 0.6%
13,888,000	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	14,096,320
4,632,000	QEP Resources, Inc., 5.250%, 5/01/2023	4,365,660
10,701,000	Range Resources Corp., 5.000%, 8/15/2022	10,593,990
8,785,000	SM Energy Co., 6.125%, 11/15/2022	8,785,000

		37,840,970

	Industrial Other — 0.3%
11,005,000	CK Hutchison International 16 Ltd., 2.750%, 10/03/2026, 144A	10,427,216
3,495,000	Ferreycorp SAA, 4.875%, 4/26/2020, 144A	3,486,297
4,020,000	Georgetown University (The), Class A, 5.215%, 10/01/2118	4,535,002
3,750,000	Georgetown University (The), Class B, 4.315%, 4/01/2049	4,111,763

		22,560,278

	Integrated Energy — 0.1%
6,325,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.375%, 6/01/2028, 144A	6,815,187

	Media Entertainment — 0.8%
63,720,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	2,221,013
15,635,000	Myriad International Holdings BV, 4.850%, 7/06/2027, 144A	16,108,115
32,599,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	33,537,851

		51,866,979

	Metals & Mining — 0.5%
17,322,000	Freeport-McMoRan, Inc., 3.550%, 3/01/2022	17,127,127
5,097,000	Freeport-McMoRan, Inc., 6.875%, 2/15/2023	5,402,820
8,717,000	Southern Copper Corp., 5.875%, 4/23/2045	9,769,844

		32,299,791

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Midstream — 1.2%
$1,600,000	AmeriGas Partners LP/AmeriGas Finance Corp., 5.500%, 5/20/2025	$1,594,000
670,000	Energy Transfer Operating LP, 5.150%, 2/01/2043	640,891
6,959,000	Energy Transfer Operating LP, 5.950%, 10/01/2043	7,339,445
10,082,000	Energy Transfer Operating LP, 6.500%, 2/01/2042	11,199,714
1,578,000	Energy Transfer Operating LP, 6.625%, 10/15/2036	1,781,374
13,236,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	13,953,015
2,745,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	2,934,163
2,555,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,646,024
10,668,000	Kinder Morgan Energy Partners LP, 4.300%, 5/01/2024	11,144,548
4,861,000	Kinder Morgan, Inc., 5.000%, 2/15/2021, 144A	5,023,382
17,979,000	Kinder Morgan, Inc., 5.625%, 11/15/2023, 144A	19,635,084

		77,891,640

	Mortgage Related — 26.7%
4,274,543	FHLMC, 3.000%, with various maturities from 2042 to 2046(e)	4,270,237
83,237,721	FHLMC, 3.500%, with various maturities from 2043 to 2048(e)	84,864,259
42,596,360	FHLMC, 4.000%, with various maturities from 2044 to 2048(e)	44,328,707
40,584,678	FHLMC, 4.500%, with various maturities from 2041 to 2048(e)	42,890,039
11,444	FHLMC, 6.000%, 6/01/2035	12,610
159,391,678	FNMA, 2.500%, with various maturities from 2045 to 2057(e)(f)	154,672,252
279,150,058	FNMA, 3.000%, with various maturities from 2045 to 2058(e)	277,371,769
181,716,204	FNMA, 3.500%, with various maturities from 2042 to 2056(e)	185,019,482
238,738,173	FNMA, 4.000%, with various maturities from 2041 to 2049(e)	246,708,634
45,505,148	FNMA, 4.500%, with various maturities from 2043 to 2048(e)	47,851,430
169,353	FNMA, 6.000%, with various maturities from 2034 to 2037(e)	186,656
14,547	FNMA, 6.500%, with various maturities from 2029 to 2031(e)	16,100
41,803	FNMA, 7.000%, with various maturities in 2030(e)	45,584
23,318	FNMA, 7.500%, with various maturities from 2024 to 2032(e)	26,030
68,402,000	FNMA (TBA), 3.000%, 6/01/2049(g)	67,977,655
173,081,000	FNMA (TBA), 3.500%, 5/01/2049(g)	175,264,689
112,415,000	FNMA (TBA), 4.000%, 5/01/2049(g)	115,524,916
168,861,000	FNMA (TBA), 4.500%, 5/01/2049(g)	175,798,153
25,493,000	FNMA (TBA), 5.000%, 5/01/2049(g)	26,917,427
129,969	GNMA, 4.106%, 1/20/2063(a)	131,236
111,939	GNMA, 4.296%, 5/20/2063(a)	113,552
141,848	GNMA, 4.371%, 7/20/2063(a)	144,512
10,498,480	GNMA, 4.379%, 12/20/2066(a)	11,273,290
2,761,126	GNMA, 4.393%, 12/20/2061(a)	2,768,480
2,907,981	GNMA, 4.416%, 10/20/2066(a)	3,118,752
5,619,421	GNMA, 4.426%, 11/20/2066(a)	5,999,513
383,684	GNMA, 4.447%, 8/20/2062(a)	386,198
1,541,710	GNMA, 4.448%, 6/20/2062(a)	1,548,874
595,513	GNMA, 1-month LIBOR + 1.940%, 4.460%, 9/20/2063(d)	623,884
480,737	GNMA, 4.463%, 11/20/2062(a)	485,055
537,551	GNMA, 4.471%, 7/20/2063(a)	546,145
4,346,353	GNMA, 4.472%, 2/20/2066(a)	4,643,664

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Mortgage Related — continued
$52,258	GNMA, 4.477%, 8/20/2061(a)	$52,832
482,059	GNMA, 4.481%, 12/20/2062(a)	486,477
1,004,257	GNMA, 4.490%, 6/20/2062(a)	1,009,483
1,993,740	GNMA, 4.496%, 10/20/2062(a)	2,008,712
4,981,438	GNMA, 4.514%, 6/20/2066(a)	5,351,176
7,034,596	GNMA, 4.517%, 11/20/2062(a)	7,104,025
4,783,486	GNMA, 4.525%, 12/20/2064(a)	5,078,350
3,465,595	GNMA, 4.528%, 6/20/2066(a)	3,707,931
3,889,579	GNMA, 4.532%, 12/20/2063(a)	4,075,358
3,206,502	GNMA, 4.533%, 9/20/2066(a)	3,452,561
7,224,204	GNMA, 4.534%, with various maturities from 2065 to 2066(a)(e)	7,702,110
3,747,725	GNMA, 4.536%, 6/20/2066(a)	4,033,020
457,494	GNMA, 4.539%, 5/20/2063(a)	464,544
10,805,814	GNMA, 4.541%, 12/20/2066(a)	11,667,077
2,526,246	GNMA, 4.543%, 1/20/2065(a)	2,677,251
4,539,851	GNMA, 4.546%, 2/20/2065(a)	4,812,065
3,870,126	GNMA, 4.557%, 6/20/2064(a)	4,110,315
2,418,633	GNMA, 4.565%, 4/20/2066(a)	2,590,809
6,140,887	GNMA, 4.577%, 10/20/2064(a)	6,492,330
854,508	GNMA, 4.592%, 10/20/2062(a)	862,598
7,182,699	GNMA, 4.596%, 12/20/2064(a)	7,623,895
11,737,041	GNMA, 4.601%, with various maturities from 2065 to 2066(a)(e)	12,554,115
643,459	GNMA, 4.618%, 7/20/2062(a)	647,987
793,513	GNMA, 4.627%, 1/20/2064(a)	836,065
183,905	GNMA, 4.629%, 5/20/2062(a)	184,584
2,965,823	GNMA, 4.643%, 3/20/2065(a)	3,145,113
433,435	GNMA, 4.650%, 1/20/2061(a)	441,692
1,770,122	GNMA, 4.652%, 5/20/2062(a)	1,774,886
1,971,545	GNMA, 4.653%, 4/20/2062(a)	1,985,079
3,222,971	GNMA, 4.671%, 1/20/2064(a)	3,372,040
5,442,645	GNMA, 4.675%, 6/20/2064(a)	5,791,258
17,894	GNMA, 4.700%, with various maturities in 2061(a)(e)	18,040
66,089	GNMA, 4.703%, 3/20/2062(a)	66,160
3,747,683	GNMA, 4.710%, 1/20/2064(a)	3,978,962
281,919	GNMA, 5.500%, 4/15/2038	308,498
48,825	GNMA, 6.000%, with various maturities from 2029 to 2038(e)	53,944
50,432	GNMA, 6.500%, with various maturities from 2029 to 2032(e)	55,398
63,231	GNMA, 7.000%, with various maturities from 2025 to 2029(e)	64,881
7,873	GNMA, 7.500%, with various maturities from 2025 to 2030(e)	8,517
1,484	GNMA, 8.500%, with various maturities from 2020 to 2022(e)	1,487

		1,802,181,409

	Natural Gas — 0.2%
14,480,000	Infraestructura Energetica Nova, S.A.B. de C.V., 4.875%, 1/14/2048, 144A	12,398,500

	Non-Agency Commercial Mortgage-Backed Securities — 0.5%
1,025,000	Commercial Mortgage Trust, Series 2010-C1, Class D, 6.128%, 7/10/2046, 144A(a)	1,050,529

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$3,052,113	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.699%, 11/10/2046, 144A(a)	$3,161,596
6,637,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.391%, 8/10/2044, 144A(a)	6,756,461
8,150,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.185%, 3/10/2046	8,263,666
9,412,653	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class D, 5.598%, 11/15/2043, 144A(a)	9,555,546
5,876,392	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 5.232%, 6/15/2044, 144A(a)	5,868,069

		34,655,867

	Oil Field Services — 1.2%
8,690,000	Ensco PLC, 4.500%, 10/01/2024	6,615,263
7,342,000	Ensco PLC, 5.750%, 10/01/2044	4,717,235
2,447,000	Nabors Industries, Inc., 4.625%, 9/15/2021	2,416,413
3,434,000	Nabors Industries, Inc., 5.000%, 9/15/2020	3,456,184
23,633,000	Nabors Industries, Inc., 5.100%, 9/15/2023	21,633,648
4,150,000	Nabors Industries, Inc., 5.500%, 1/15/2023	3,961,175
29,916,000	Thaioil Treasury Center Co. Ltd., 4.875%, 1/23/2043, 144A	31,263,117
7,663,950	Transocean Guardian Ltd., 5.875%, 1/15/2024, 144A	7,778,909

		81,841,944

	Paper — 0.5%
5,797,000	Celulosa Arauco y Constitucion S.A., 4.500%, 8/01/2024	5,970,910
10,350,000	Klabin Austria GmbH, 7.000%, 4/03/2049, 144A	10,313,775
16,950,000	Suzano Austria GmbH, 5.750%, 7/14/2026, 144A	18,061,920
1,989,000	WestRock RKT LLC, 4.900%, 3/01/2022	2,078,432

		36,425,037

	Pharmaceuticals — 0.2%
4,989,000	Bausch Health Cos., Inc., 5.500%, 3/01/2023, 144A	5,013,945
6,293,000	Biogen, Inc., 2.900%, 9/15/2020	6,290,614

		11,304,559

	Property & Casualty Insurance — 0.2%
13,365,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	11,494,167
3,171,000	Willis Towers Watson PLC, 5.750%, 3/15/2021	3,320,276

		14,814,443

	Refining — 0.4%
28,300,000	Ultrapar International S.A., 5.250%, 10/06/2026, 144A	28,476,875

	Retailers — 0.9%
27,630,000	El Puerto de Liverpool SAB de CV, 3.875%, 10/06/2026, 144A	26,352,112
17,710,000	GameStop Corp., 5.500%, 10/01/2019, 144A	17,710,000
9,929,000	SACI Falabella, 3.750%, 4/30/2023, 144A	9,994,088
7,559,000	SACI Falabella, 4.375%, 1/27/2025, 144A	7,717,188

		61,773,388

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Sovereigns — 1.6%
$32,145,000	Kingdom of Saudi Arabia, 3.250%, 10/26/2026, 144A	$31,283,000
20,805,000	Republic of Argentina, 7.500%, 4/22/2026	17,642,640
19,040,000	Republic of Argentina, 7.625%, 4/22/2046	14,994,000
8,015,000	Republic of Indonesia, 3.700%, 1/08/2022, 144A	8,114,226
11,125,000	Republic of Oman, 3.875%, 3/08/2022, 144A	10,736,960
11,680,000	State of Kuwait, 3.500%, 3/20/2027, 144A	11,931,587
11,830,000	State of Qatar, 3.875%, 4/23/2023, 144A	12,166,800

		106,869,213

	Technology — 1.2%
3,000,000	Equifax, Inc., 3.300%, 12/15/2022	3,004,911
5,101,000	Equifax, Inc., 7.000%, 7/01/2037	5,820,995
15,427,000	Hewlett Packard Enterprise Co., 3.600%, 10/15/2020	15,561,546
16,191,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	17,128,146
3,601,000	KLA-Tencor Corp., 3.375%, 11/01/2019	3,610,151
7,515,000	Microchip Technology, Inc., 4.333%, 6/01/2023, 144A	7,667,410
10,996,000	Molex Electronic Technologies LLC, 2.878%, 4/15/2020, 144A	10,977,176
7,255,000	Molex Electronic Technologies LLC, 3.900%, 4/15/2025, 144A	7,318,439
12,486,000	Tencent Holdings Ltd., 3.375%, 5/02/2019, 144A	12,493,289

		83,582,063

	Tobacco — 0.1%
8,190,000	Altria Group, Inc., 4.400%, 2/14/2026	8,417,989

	Treasuries — 19.1%
8,268,000(††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	37,625,944
10,395,400(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	52,147,711
496,730,000	Republic of Uruguay, 8.500%, 3/15/2028, 144A, (UYU)	12,925,216
212,174,000	Republic of Uruguay, 9.875%, 6/20/2022, 144A, (UYU)	6,288,867
21,005,000	U.S. Treasury Bond, 3.000%, 2/15/2049	21,763,149
46,625,000	U.S. Treasury Bond, 3.125%, 5/15/2048	49,438,891
113,574,605	U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2045(f)(h)	109,075,429
147,707,465	U.S. Treasury Inflation Indexed Bond, 0.875%, 2/15/2047(f)(h)	146,055,013
174,566,497	U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2046(f)(h)	177,801,419
60,489,193	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2024(f)(h)	59,723,735
39,898,264	U.S. Treasury Inflation Indexed Note, 0.250%, 1/15/2025(h)	39,464,424
67,579,456	U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2024(f)(h)	68,219,038
60,735,000	U.S. Treasury Note, 1.375%, 7/31/2019	60,511,988
90,345,000	U.S. Treasury Note, 2.125%, 3/31/2024	89,843,867
53,280,000	U.S. Treasury Note, 2.250%, 3/31/2026	53,044,819
1,310,800	U.S. Treasury Note, 2.625%, 2/15/2029	1,334,865
76,080,000	U.S. Treasury Note, 2.875%, 8/15/2028	79,045,932
214,032,000	U.S. Treasury Note, 3.125%, 11/15/2028	227,032,772

		1,291,343,079

	Utility Other — 0.4%
25,420,000	ACWA Power Management And Investments One Ltd., 5.950%, 12/15/2039, 144A	25,610,650

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wireless — 0.4%
$1,424,000	American Tower Corp., 4.700%, 3/15/2022	$1,489,806
20,973,000	Bharti Airtel Ltd., 4.375%, 6/10/2025, 144A	20,618,049
3,960,000	Millicom International Cellular S.A., 6.625%, 10/15/2026, 144A	4,158,000

		26,265,855

	Wirelines — 1.4%
720,000	AT&T, Inc., 4.350%, 6/15/2045	660,638
6,549,000	AT&T, Inc., 4.500%, 3/09/2048	6,144,876
1,615,000	AT&T, Inc., 4.750%, 5/15/2046	1,578,156
7,715,000	AT&T, Inc., 5.250%, 3/01/2037	8,083,120
10,055,000	AT&T, Inc., 5.450%, 3/01/2047	10,742,292
6,530,000	AT&T, Inc., 5.700%, 3/01/2057	7,074,041
11,187,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022, 144A	11,399,553
13,650,000	Embarq Corp., 7.995%, 6/01/2036	13,291,688
5,000,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022, 144A	5,106,250
3,890,000	Telefonica Emisiones S.A., 5.134%, 4/27/2020	3,979,880
23,277,000	Telefonica Emisiones S.A., 5.462%, 2/16/2021	24,324,489

		92,384,983

	Total Bonds and Notes (Identified Cost $5,729,192,203)	5,703,628,032

Senior Loans — 3.4%
	Automotive — 0.2%
8,915,324	Dayco Products LLC, 2017 Term Loan B, 3-month LIBOR + 4.250%, 6.879%, 5/19/2023(d)	8,670,153
1,486,867	KAR Auction Services, Inc., Term Loan B5, 3/09/2023(i)	1,481,291
1,487,781	Visteon Corp., 2018 Term Loan B, LIBOR + 1.750%, 4.267%, 3/25/2024(j)	1,461,745

		11,613,189

	Chemicals — 0.1%
4,176,400	Venator Materials Corp., Term Loan B, 1-month LIBOR + 3.000%, 5.499%, 8/08/2024(d)	4,113,754

	Consumer Cyclical Services — 0.2%
1,383,445	FrontDoor, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 5.000%, 8/14/2025(d)	1,375,670
9,805,024	Go Daddy Operating Company LLC, 2017 Repriced Term Loan, 2/15/2024(i)	9,724,720

		11,100,390

	Consumer Products — 0.3%
11,333,316	Coty, Inc., 2018 USD Term Loan B, 1-month LIBOR + 2.250%, 4.742%, 4/07/2025(d)	10,950,817
2,110,000	Energizer Holdings, Inc., 2018 Term Loan B, 3-month LIBOR + 2.250%, 4.734%, 12/17/2025(d)	2,083,625
1,241,457	Resideo Funding, Inc., Term Loan B, 3-month LIBOR + 2.000%, 4.610%, 10/24/2025(d)	1,236,802

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Consumer Products — continued
$11,591,464	Serta Simmons Bedding LLC, 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.983%, 11/08/2023(k)	$8,552,298

		22,823,542

	Electric — 0.2%
11,260,593	AES Corp., 2018 Term Loan B, 3-month LIBOR + 1.750%, 4.379%, 5/31/2022(d)	11,218,365

	Food & Beverage — 0.1%
9,006,117	Post Holdings, Inc., 2017 Series A Incremental Term Loan, 1-month LIBOR + 2.000%, 4.490%, 5/24/2024(d)	8,917,497

	Gaming — 0.1%
4,476,338	Churchill Downs, Inc., 2017 Term Loan B, 1-month LIBOR + 2.000%, 4.500%, 12/27/2024(d)	4,459,551

	Industrial Other — 0.1%
3,320,933	Altra Industrial Motion Corp., 2018 Term Loan B, 1-month LIBOR + 2.000%, 4.499%, 10/01/2025(d)	3,258,665

	Leisure — 0.2%
9,880,000	AMC Entertainment Holdings, Inc., 2019 Term Loan B, 3/14/2026(i)	9,800,960
3,204,600	AMC Entertainment Holdings, Inc., Incremental Term Loan, 1-month LIBOR + 2.250%, 4.734%, 12/15/2023(d)	3,201,395

		13,002,355

	Media Entertainment — 0.2%
7,444,271	CBS Radio, Inc., 2017 Term Loan B, 1-month LIBOR + 2.750%, 5.249%, 11/18/2024(d)	7,228,387
3,494,859	Lamar Media Corp., 2018 Term Loan B, 1-month LIBOR + 1.750%, 4.250%, 3/14/2025(d)	3,483,221
3,873,444	Meredith Corp., 2018 Term Loan B, 1-month LIBOR + 2.750%, 5.249%, 1/31/2025(d)	3,861,592

		14,573,200

	Packaging — 0.0%
574,195	Crown Americas LLC, 2018 Term Loan B, 1-month LIBOR + 2.000%, 4.484%, 4/03/2025(d)	575,016
2,723,525	Plastipak Packaging, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 5.000%, 10/14/2024(d)	2,673,739

		3,248,755

	Pharmaceuticals — 0.3%
4,540,260	Bausch Health Cos., Inc., Term Loan B, 1-month LIBOR + 2.750%, 5.231%, 11/27/2025(d)	4,484,233
9,211,200	Change Healthcare Holdings LLC, 2017 Term Loan B, 1-month LIBOR + 2.750%, 5.249%, 3/01/2024(d)	9,081,691
9,800,000	Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, 1/31/2025(i)	9,730,616

		23,296,540

	Property & Casualty Insurance — 0.0%
2,728,450	USI, Inc., 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 5.601%, 5/16/2024(d)	2,642,040

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Restaurants — 0.2%
$10,728,451	1011778 B.C. Unlimited Liability Co., Term Loan B3, 1-month LIBOR + 2.250%, 4.749%, 2/16/2024(d)	$10,549,607

	Retailers — 0.5%
2,994,750	Hanesbrands, Inc., 2017 Term Loan B, 1-month LIBOR + 1.750%, 4.243%, 12/15/2024(d)	2,981,034
14,390,759	Michaels Stores, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 4.997%, 1/30/2023(k)	14,078,911
16,150,563	Staples, Inc., 2017 Term Loan B, 1-month LIBOR + 4.000%, 6.489%, 9/12/2024(d)	16,003,431

		33,063,376

	Technology — 0.4%
3,272,080	First Data Corp., 2017 USD Term Loan, 1-month LIBOR + 2.000%, 4.486%, 7/08/2022(d)	3,263,835
4,420,839	First Data Corp., 2024 USD Term Loan, 1-month LIBOR + 2.000%, 4.486%, 4/26/2024(d)	4,406,958
10,031,047	Iron Mountain, Inc., 2018 Term Loan B, 1/02/2026(i)	9,711,358
1,974,852	Sabre GLBL, Inc., 2018 Term Loan B, 1-month LIBOR + 2.000%, 4.499%, 2/22/2024(d)	1,958,184
9,789,744	SS&C Technologies Inc., 2018 Term Loan B5, 4/16/2025(i)	9,697,133

		29,037,468

	Transportation Services — 0.1%
9,814,834	Uber Technologies, Inc., 2018 Incremental Term Loan, 7/13/2023(i)	9,733,076

	Wirelines — 0.2%
4,306,343	Consolidated Communications, Inc., 2016 Term Loan B, 1-month LIBOR + 3.000%, 5.500%, 10/04/2023(d)	4,065,920
10,284,063	Level 3 Financing, Inc., 2017 Term Loan B, 3-month LIBOR + 2.250%, 4.736%, 2/22/2024(d)	10,153,353

		14,219,273

	Total Senior Loans (Identified Cost $236,487,782)	230,870,643

Shares
Preferred Stocks — 0.3%
	Cable Satellite — 0.3%
17,563,000	NBCUniversal Enterprise, Inc., 5.250%, 144A (Identified Cost $18,210,290)	17,826,445

Common Stocks — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
77,870	Paragon Offshore Ltd., Litigation Units, Class A(l)(m)	63,308
116,806	Paragon Offshore Ltd., Litigation Units, Class B(l)(m)	4,175,815

	Total Common Stocks (Identified Cost $9,028,818)	4,239,123

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 19.8%
$106,900,000	Federal Home Loan Bank Discount Notes, 2.300%-2.340%, 4/01/2019(n)(o)	$106,900,000
60,590,000	Federal Home Loan Bank Discount Notes, 2.330%-2.400%, 4/04/2019(n)(o)	60,577,781
107,509,919	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $107,523,358 on 4/01/2019 collateralized by $102,020,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $101,989,700; $7,655,000 U.S. Treasury Note, 2.125% due 12/31/2022 valued at $7,675,370 including accrued interest (Note 2 of Notes to Financial Statements)	107,509,919
382,685,000	U.S. Treasury Bills, 2.200%-2.342%, 4/25/2019(f)(n)(o)	382,088,329
40,855,000	U.S. Treasury Bills, 2.361%, 5/02/2019(n)	40,772,370
249,670,000	U.S. Treasury Bills, 2.375%-2.385%, 5/30/2019(n)(o)	248,707,400
25,545,000	U.S. Treasury Bills, 2.391%, 6/06/2019(n)	25,434,475
269,050,000	U.S. Treasury Bills, 2.392%-2.395%, 6/13/2019(n)(o)	267,760,400
100,000,000	U.S. Treasury Bills, 2.402%, 6/20/2019(n)	99,474,667

	Total Short-Term Investments (Identified Cost $1,339,215,728)	1,339,225,341

	Total Investments — 108.1% (Identified Cost $7,332,134,821)	7,295,789,584
	Other assets less liabilities — (8.1)%	(548,546,892)

	Net Assets — 100.0%	$6,747,242,692

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2019 is disclosed.
(b)	Fair valued by the Fund’s adviser. At March 31, 2019, the value of this security amounted to $56,719 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	Variable rate security. Rate as of March 31, 2019 is disclosed.
(e)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(f)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open TBA transactions.
(g)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.
(h)	Treasury Inflation Protected Security (TIPS).
(i)	Position is unsettled. Contract rate was not determined at March 31, 2019 and does not take effect until settlement date. Maturity date is not finalized until settlement date.

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

(j)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at March 31, 2019. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(k)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at March 31, 2019.
(l)	Non-income producing security.
(m)	Securities subject to restriction on resale. At March 31, 2019, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Paragon Offshore Ltd., Litigation Units, Class A	July 18, 2017	$429,948	$63,308	Less than 0.1%
Paragon Offshore Ltd., Litigation Units, Class B	July 18, 2017	8,598,870	4,175,815	0.1%

(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(o)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the value of Rule 144A holdings amounted to $1,174,845,267 or 17.4% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced

MXN	Mexican Peso
UYU	Uruguayan Peso

Industry Summary at March 31, 2019 (Unaudited)

Mortgage Related	26.7%
Treasuries	19.1
Banking	5.7
Agency Commercial Mortgage-Backed Securities	3.2
Government Owned - No Guarantee	2.7
ABS Home Equity	2.3
Other Investments, less than 2% each	28.6
Short-Term Investments	19.8

Total Investments	108.1
Other assets less liabilities	(8.1)

Net Assets	100.0%

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)
Common Stocks — 66.5% of Net Assets
	Canada — 1.8%
671,300	CGI, Inc.(a)	$46,149,834

	China — 2.7%
380,558	Alibaba Group Holding Ltd., Sponsored ADR(a)	69,432,807

	France — 2.3%
134,013	Dassault Systemes SE	19,974,451
329,100	Thales S.A.	39,429,494

		59,403,945

	Hong Kong — 2.6%
6,861,400	AIA Group Ltd.	68,612,417

	India — 1.0%
791,016	HDFC Bank Ltd.	26,541,729

	Japan — 1.4%
788,987	Nomura Research Institute Ltd.	35,938,019

	Sweden — 1.1%
1,082,341	Atlas Copco AB, Class A	29,116,078

	Switzerland — 3.9%
647,534	Nestle S.A., (Registered)	61,742,633
264,040	Temenos AG, (Registered)	38,955,237

		100,697,870

	United Kingdom — 6.0%
1,801,855	Halma PLC	39,283,926
12,148,741	Legal & General Group PLC	43,597,246
237,333	Linde PLC	41,753,995
524,769	London Stock Exchange Group PLC	32,460,107

		157,095,274

	United States — 43.7%
288,013	Accenture PLC, Class A	50,696,048
22,988	Alphabet, Inc., Class C(a)	26,972,050
46,856	Alphabet, Inc., Class A(a)	55,144,358
38,490	Amazon.com, Inc.(a)	68,541,067
9,556	Booking Holdings, Inc.(a)	16,674,360
943,229	CBRE Group, Inc., Class A(a)	46,642,674
624,333	Danaher Corp.	82,424,443
670	Dex Media, Inc.(a)(b)	6,993
193,535	EOG Resources, Inc.	18,420,661
268,911	Facebook, Inc., Class A(a)	44,824,775
148,499	Goldman Sachs Group, Inc. (The)	28,510,323
493,859	Intercontinental Exchange, Inc.	37,602,424
287,599	LyondellBasell Industries NV, Class A	24,181,324
306,756	M&T Bank Corp.	48,166,827
542,741	Marriott International, Inc., Class A	67,891,472
142,886	McCormick & Co., Inc.	21,522,918
56,883	Mettler-Toledo International, Inc.(a)	41,126,409

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Shares	Description	Value (†)
	United States — continued
222,548	Northrop Grumman Corp.	$59,998,941
8,070	NVR, Inc.(a)	22,329,690
283,775	Parker Hannifin Corp.	48,701,466
265,055	Roper Technologies, Inc.	90,640,858
191,557	S&P Global, Inc.	40,332,326
154,107	Sherwin-Williams Co. (The)	66,375,426
431,850	Texas Instruments, Inc.	45,806,330
135,564	Tyler Technologies, Inc.(a)	27,709,282
232,243	UnitedHealth Group, Inc.	57,424,404

		1,138,667,849

	Total Common Stocks (Identified Cost $1,309,305,883)	1,731,655,822

Principal Amount (‡)
Bonds and Notes — 25.7%
Non-Convertible Bonds — 25.2%
	Argentina — 0.2%
$775,000	Provincia de Buenos Aires, 9.125%, 3/16/2024, 144A	644,963
535,000	Republic of Argentina, 6.875%, 4/22/2021	488,187
2,460,000	Republic of Argentina, 7.125%, 6/28/2117	1,815,480
1,390,000	Republic of Argentina, 7.625%, 4/22/2046	1,094,625
355,000	YPF S.A., 8.750%, 4/04/2024, 144A	356,775
17,745,000	YPF S.A., 16.500%, 5/09/2022, 144A, (ARS)	265,992

		4,666,022

	Australia — 0.2%
1,675,000	Australia Government Bond, Series 133, 5.500%, 4/21/2023, (AUD)(c)	1,380,849
1,150,000	Commonwealth Bank of Australia, 2.250%, 3/10/2020, 144A(c)	1,144,926
670,000	GAIF Bond Issuer Pty Ltd., 3.400%, 9/30/2026, 144A(c)	646,118
110,000	Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	112,056
935,000	National Australia Bank, 2.500%, 1/12/2021(c)	930,512
95,000	Sydney Airport Finance Co. Pty Ltd., 3.375%, 4/30/2025, 144A	93,413

		4,307,874

	Belgium — 0.1%
1,690,000	Anheuser – Busch InBev Worldwide, Inc., 4.750%, 1/23/2029	1,800,522
440,000	Solvay Finance (America) LLC, 3.400%, 12/03/2020, 144A	442,102

		2,242,624

	Brazil — 0.5%
800,000	Braskem Finance Ltd., 5.750%, 4/15/2021, 144A	828,400
8,500(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)	2,303,283
10,980(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2021, (BRL)	2,928,143
2,300(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2027, (BRL)	623,187
1,085,000	Brazilian Government International Bond, 4.625%, 1/13/2028	1,093,691
400,000	Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	395,500

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Brazil — continued
$1,100,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025(c)	$1,160,500
1,045,000	Klabin Finance S.A., 5.250%, 7/16/2024	1,069,829
1,350,000	Petrobras Global Finance BV, 5.999%, 1/27/2028	1,366,200
150,000	Petrobras Global Finance BV, 6.875%, 1/20/2040	152,925
575,000	Raizen Fuels Finance S.A., 5.300%, 1/20/2027, 144A	588,656
500,000	Tupy Overseas S.A., 6.625%, 7/17/2024, 144A	515,000

		13,025,314

	Canada — 2.4%
435,325	Air Canada Pass Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029, 144A(c)	444,549
872,088	Air Canada Pass Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031, 144A(c)	845,114
1,010,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	992,846
815,000	Bank of Montreal, 1.750%, 6/15/2021, 144A(c)	799,963
1,797,447	BMW Canada Auto Trust, Series 2017-1A, Class A2, 1.677%, 5/20/2020, 144A, (CAD)(c)	1,342,957
1,015,000	Brookfield Finance, Inc., 4.850%, 3/29/2029	1,043,609
12,965,000	Canadian Government Bond, 0.500%, 3/01/2022, (CAD)(c)	9,414,335
25,500,000	Canadian Government Bond, 0.750%, 3/01/2021, (CAD)(c)	18,795,791
13,815,000	Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)(c)	10,338,274
970,000	Canadian Imperial Bank of Commerce, 1.600%, 9/06/2019(c)	965,658
800,000	CPPIB Capital, Inc., 0.375%, 6/20/2024, 144A, (EUR)(c)	911,786
430,000	Enbridge, Inc., 2.900%, 7/15/2022	428,747
905,000	Export Development Canada, 1.800%, 9/01/2022, (CAD)(c)	678,342
445,000	GMF Canada Leasing Trust, Series 2018-1A, Class A2, 3.030%, 6/21/2021, 144A, (CAD)	334,988
1,128,624	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)(c)	841,382
6,165,000	Province of Ontario Canada, 1.250%, 6/17/2019(c)	6,147,923
7,200,000	Province of Ontario Canada, 1.875%, 5/21/2020(c)	7,149,001
1,690,000	Tornoto-Dominion Bank (The), Series GMTN, 3.500%, 7/19/2023(c)	1,737,052

		63,212,317

	Chile — 0.5%
1,590,000,000	Bonos de la Tesoreria de la Republica de Chile, 4.000%, 3/01/2023, 144A, (CLP)	2,365,516
815,000,000	Bonos de la Tesoreria de la Republica de Chile, 4.500%, 3/01/2026, (CLP)(c)	1,237,769
1,250,000	Corp. Nacional del Cobre de Chile, 3.625%, 8/01/2027, 144A(c)	1,251,263
1,700,000	Corp. Nacional del Cobre de Chile, 4.500%, 9/16/2025(c)	1,801,405
1,160,000	Corp. Nacional del Cobre de Chile, 4.500%, 9/16/2025, 144A(c)	1,229,194
525,000	Enel Chile S.A., 4.875%, 6/12/2028	553,665
250,000	Engie Energia Chile S.A., 5.625%, 1/15/2021, 144A	259,482
800,000	Inversiones CMPC S.A., 4.375%, 5/15/2023, 144A(c)	814,252
240,000	Latam Airlines Group S.A., 7.250%, 6/09/2020, 144A	247,323
723,823	Latam Airlines Pass Through Trust, Series 2015-1, Class A, 4.200%, 8/15/2029	712,532

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Chile — continued
$440,729	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	$430,372
950,000	Latam Finance Ltd., 6.875%, 4/11/2024, 144A	973,750
935,000	Republic of Chile, 3.240%, 2/06/2028(c)	950,895
1,120,000	Transelec S.A., 4.250%, 1/14/2025, 144A(c)	1,130,371

		13,957,789

	China — 0.2%
920,000	Alibaba Group Holding Ltd., 3.400%, 12/06/2027(c)	902,122
795,000	Baidu, Inc., 3.875%, 9/29/2023	810,837
400,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A(c)	412,954
905,000	Industrial & Commercial Bank of China Ltd., 2.957%, 11/08/2022(c)	896,737
985,000	Sinopec Group Overseas Development 2017 Ltd., 2.375%, 4/12/2020, 144A(c)	979,366
500,000	Tencent Holdings Ltd., 2.985%, 1/19/2023, 144A(c)	497,819
1,820,000	Three Gorges Finance I Cayman Islands Ltd., 3.150%, 6/02/2026(c)	1,780,142

		6,279,977

	Colombia — 0.3%
435,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, (COP)	142,418
830,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	271,739
2,140,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)(c)	680,189
1,140,000	Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	1,159,733
575,000	Republic of Colombia, 3.875%, 4/25/2027	583,918
200,000,000	Republic of Colombia, 7.750%, 4/14/2021, (COP)	65,595
7,073,300,000	Republic of Colombia, Series B, 6.250%, 11/26/2025, (COP)	2,242,708
6,150,000,000	Titulos De Tesoreria, Series B, 7.500%, 8/26/2026, (COP)(c)	2,080,554
870,000	Transportadora de Gas Internacional S.A. E.S.P., 5.550%, 11/01/2028, 144A	940,687

		8,167,541

	Denmark — 0.0%
670,000	Danske Bank AS, 3.875%, 9/12/2023, 144A	658,154

	Dominican Republic — 0.1%
1,410,000	Dominican Republic, 5.500%, 1/27/2025, 144A	1,448,789
590,000	Dominican Republic, 5.950%, 1/25/2027, 144A	621,943
995,000	Dominican Republic, 6.000%, 7/19/2028, 144A	1,047,944
425,000	Dominican Republic, 8.625%, 4/20/2027, 144A	497,785

		3,616,461

	France — 1.3%
970,000	Air Liquide Finance S.A., 1.375%, 9/27/2019, 144A(c)	963,191
200,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	284,817
205,000	BNP Paribas S.A., 4.375%, 5/12/2026, 144A	208,252
1,415,000	Caisse d’Amortissement de la Dette Sociale, 1.875%, 2/12/2022(c)	1,394,093
250,000	Credit Agricole S.A., 3.250%, 10/04/2024, 144A	246,503
735,000	Danone S.A., 1.691%, 10/30/2019, 144A(c)	730,224
500,000	Dexia Credit Local S.A., 2.250%, 2/18/2020, 144A(c)	498,380
1,300,000	Edenred, 1.875%, 3/06/2026, (EUR)	1,516,583
415,000	Electricite de France S.A., 4.500%, 9/21/2028, 144A	428,322

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	France — continued
18,475,000	French Republic Government Bond OAT, 4.250%, 10/25/2023, (EUR)(c)	$25,125,149
465,000	French Republic Government Bond OAT, 4.250%, 10/25/2023, (EUR)	632,379
500,000	Holding d’Infrastructures de Transport, EMTN, 0.625%, 3/27/2023, (EUR)	553,500
500,000	Holding d’Infrastructures de Transport, EMTN, 1.625%, 11/27/2027, (EUR)	554,655
1,015,000	Societe Generale S.A., 4.750%, 11/24/2025, 144A(c)	1,041,976

		34,178,024

	Germany — 0.2%
675,000	Daimler Finance North America LLC, 1.750%, 10/30/2019, 144A(c)	670,655
380,000	Deutsche Telekom International Finance BV, 2.820%, 1/19/2022, 144A	378,866
1,825,000	Deutsche Telekom International Finance BV, 4.375%, 6/21/2028, 144A	1,901,345
1,850,000	RWE AG, (fixed rate to 10/21/2020, variable rate thereafter), 2.750%, 4/21/2075, (EUR)	2,116,328

		5,067,194

	Greece — 0.1%
430,000	Hellenic Republic Government Bond, 3.450%, 4/02/2024, 144A, (EUR)	501,364
1,855,000	Hellenic Republic Government Bond, 3.750%, 1/30/2028, (EUR)	2,102,327

		2,603,691

	Hong Kong — 0.1%
355,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A(c)	352,453
1,135,000	AIA Group Ltd., 3.900%, 4/06/2028, 144A	1,169,932

		1,522,385

	India — 0.1%
650,000	Greenko Dutch BV, 5.250%, 7/24/2024, 144A	627,191
1,630,000	ICICI Bank Ltd., 3.800%, 12/14/2027	1,587,648

		2,214,839

	Indonesia — 0.3%
35,310,000,000	Indonesia Government International Bond, 8.250%, 7/15/2021, (IDR)	2,555,785
300,000	Indonesia Government International Bond, 4.125%, 1/15/2025, 144A	307,455
735,000	Indonesia Government International Bond, 4.750%, 1/08/2026	776,325
21,768,000,000	Indonesia Government International Bond, 7.000%, 5/15/2022, (IDR)	1,528,591
1,475,000	Perusahaan Listrik Negara PT, MTN, 4.125%, 5/15/2027	1,452,050
545,000	Republic of Indonesia, 2.875%, 7/08/2021, 144A, (EUR)	646,323
525,000	Republic of Indonesia, 4.750%, 1/08/2026, 144A	554,552

		7,821,081

	Ireland — 0.1%
475,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.500%, 5/15/2021	485,268
1,250,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	1,270,351
375,000	Ireland Government Bond, 3.400%, 3/18/2024, (EUR)	494,077

		2,249,696

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Israel — 0.1%
$510,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	$495,406
780,000	Teva Pharmaceutical Finance Netherlands II BV, 0.375%, 7/25/2020, (EUR)	866,112

		1,361,518

	Italy — 0.7%
2,180,000	Enel Finance International NV, 4.625%, 9/14/2025, 144A	2,254,662
1,075,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	1,049,374
530,000	Intesa Sanpaolo SpA, EMTN, 3.928%, 9/15/2026, (EUR)	623,380
3,305,000	Italy Buoni Poliennali Del Tesoro, 2.000%, 2/01/2028, (EUR)	3,620,328
4,255,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)	5,322,530
3,335,000	Republic of Italy, 2.500%, 11/15/2025, (EUR)	3,846,385
1,775,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,641,875
430,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	396,065

		18,754,599

	Japan — 0.4%
985,497,800(†††)	Japan Government CPI Linked Bond, Series 23, 0.100%, 3/10/2028, (JPY)	9,267,402

	Korea — 0.3%
765,000	Export-Import Bank of Korea, 3.000%, 11/01/2022(c)	767,176
1,100,000	Hyundai Capital Services, Inc., 3.750%, 3/05/2023, 144A	1,112,639
1,575,000	Kia Motors Corp., 3.000%, 4/25/2023, 144A	1,545,750
630,000	Korea Development Bank (The), MTN, 4.500%, 11/22/2019, (AUD)(c)	453,037
910,000	Korea Gas Corp., 2.750%, 7/20/2022, 144A(c)	905,131
670,000	KT Corp., 2.500%, 7/18/2026, 144A(c)	630,400
1,125,000	Minera y Metalurgica del Boleo SAPI de CV, 2.875%, 5/07/2019, 144A(c)	1,124,983
1,440,000,000	Republic of Korea, Series 2209, 2.000%, 9/10/2022, (KRW)(c)	1,279,988
770,000	Shinhan Bank Co. Ltd., 3.875%, 3/24/2026, 144A(c)	771,858
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A(c)	171,478
200,000	Woori Bank, 5.875%, 4/13/2021, 144A(c)	210,569

		8,973,009

	Mexico — 0.5%
620,000	Alfa SAB de CV, 6.875%, 3/25/2044	671,931
770,000	America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)(c)	929,514
10,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)(c)	473,976
675,000	Banco Nacional de Comercio Exterior SNC, (fixed rate to 8/11/2021, variable rate thereafter), 3.800%, 8/11/2026, 144A	659,819
1,150,000	CEMEX Finance LLC, 6.000%, 4/01/2024, 144A	1,184,500
1,055,000	Cemex SAB de CV, 2.750%, 12/05/2024, 144A, (EUR)	1,186,086
800,000	Gruma SAB de CV, 4.875%, 12/01/2024(c)	835,008
10,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)(c)	348,558
142,000(††††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	646,212
190,229(††††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(c)	954,269
3,600,000	Mexico Government International Bond, 4.000%, 10/02/2023	3,700,800
196,000	Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)(c)	207,045

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Mexico — continued
100,000	Sigma Alimentos S.A. de CV, 2.625%, 2/07/2024, 144A, (EUR)	$117,675
835,000	Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026	816,213
1,010,000	Unifin Financiera SAB de CV SOFOM ENR, 7.250%, 9/27/2023	1,019,383

		13,750,989

	Netherlands — 0.1%
870,000	Cooperatieve Rabobank UA, 4.375%, 8/04/2025(c)	899,876
675,000	ING Bank NV, 1.650%, 8/15/2019, 144A(c)	672,294
1,105,000	Ziggo BV, 5.500%, 1/15/2027, 144A	1,091,187

		2,663,357

	Norway — 0.2%
17,000,000	City of Oslo, Norway, 3.550%, 2/12/2021, (NOK)(c)	2,038,751
550,000	Kommunalbanken AS, 1.750%, 9/15/2020, 144A(c)	544,467
13,760,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)(c)	1,602,257
3,815,000	Norway Government Bond, Series 475, 2.000%, 5/24/2023, 144A, (NOK)(c)	454,186

		4,639,661

	Panama — 0.0%
680,000	Banco Latinoamericano de Comercio Exterior S.A., 3.250%, 5/07/2020, 144A(c)	678,994

	Paraguay — 0.1%
800,000	Republic of Paraguay, 5.000%, 4/15/2026, 144A	841,944
572,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022	584,155

		1,426,099

	Peru — 0.1%
580,000	Southern Copper Corp., 3.875%, 4/23/2025(c)	586,737
1,050,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A(c)	1,067,062
350,000	Union Andina de Cementos SAA, 5.875%, 10/30/2021, 144A	357,441

		2,011,240

	Poland — 0.4%
34,525,000	Republic of Poland Government Bond, Series 0424, 2.500%, 4/25/2024, (PLN)	9,115,809
5,380,000	Republic of Poland Government Bond, Series 0726, 2.500%, 7/25/2026, (PLN)(c)	1,397,813

		10,513,622

	Portugal — 0.0%
400,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	401,696

	Singapore — 0.2%
785,000	BOC Aviation Ltd., 2.750%, 9/18/2022, 144A	767,942
495,000	BOC Aviation Ltd., 3.000%, 3/30/2020(c)	494,510
345,000	DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable rate thereafter), 4.520%, 12/11/2028, 144A	357,437
3,215,000	United Overseas Bank Ltd., 3.200%, 4/23/2021, 144A(c)	3,242,649

		4,862,538

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	South Africa — 0.1%
$930,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	$882,563
500,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	514,400
39,185,000	South Africa Government International Bond, Series R213, 7.000%, 2/28/2031, (ZAR)(c)	2,277,163

		3,674,126

	Spain — 0.3%
400,000	Banco Santander S.A., 3.125%, 2/23/2023	395,304
100,000	Iberdrola International BV, EMTN, 0.375%, 9/15/2025, (EUR)	111,289
700,000	Naturgy Finance BV, EMTN, 1.500%, 1/29/2028, (EUR)	813,289
725,000	Spain Government International Bond, 0.750%, 7/30/2021, (EUR)(c)	832,665
430,000	Spain Government International Bond, 1.600%, 4/30/2025, 144A, (EUR)(c)	517,034
760,000	Spain Government International Bond, 4.300%, 10/31/2019, 144A, (EUR)(c)	875,634
2,565,000	Spain Government International Bond, 4.400%, 10/31/2023, 144A, (EUR)(c)	3,441,356
1,300,000	Telefonica Emisiones SAU Co., EMTN, 1.495%, 9/11/2025, (EUR)	1,514,127

		8,500,698

	Supranationals — 0.2%
1,115,000	Corporacion Andina de Fomento, 4.375%, 6/15/2022(c)	1,156,266
3,515,000	International Bank for Reconstruction & Development, 2.200%, 1/18/2022, (CAD)(c)	2,660,311
1,140,000	International Bank for Reconstruction & Development, 2.500%, 3/12/2020, (AUD)(c)	815,009

		4,631,586

	Sweden — 0.0%
2,450,000	Sweden Government Bond, 5.000%, 12/01/2020, (SEK)(c)	287,835

	Switzerland — 0.1%
300,000	Argentum Netherlands BV for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2026, variable rate thereafter), 3.500%, 10/01/2046, (EUR)	372,769
1,075,000	Glencore Finance Canada Ltd., 5.550%, 10/25/2042, 144A(c)	1,073,570
900,000	Syngenta Finance NV, EMTN, 1.250%, 9/10/2027, (EUR)	922,780

		2,369,119

	Thailand — 0.2%
1,570,000	Kasikornbank PCL, EMTN, 3.256%, 7/12/2023	1,563,962
1,010,000	Siam Commercial Bank PCL, 3.500%, 4/07/2019, 144A(c)	1,010,020
85,000,000	Thailand Government Bond, 2.125%, 12/17/2026, (THB)	2,636,880
950,000	Thaioil Treasury Center Co. Ltd., 3.625%, 1/23/2023, 144A	954,712

		6,165,574

	Trinidad — 0.0%
415,000	Trinidad Generation UnLtd., 5.250%, 11/04/2027, 144A	415,000

	Turkey — 0.0%
525,000	Turk Telekomunikasyon AS, 6.875%, 2/28/2025, 144A	501,653

	United Arab Emirates — 0.2%
1,610,000	Abu Dhabi Crude Oil Pipeline LLC, 3.650%, 11/02/2029(c)	1,596,315
1,275,000	DP World Crescent Ltd., 4.848%, 9/26/2028, 144A	1,333,918

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United Arab Emirates — continued
$850,000	DP World PLC, 3.250%, 5/18/2020, 144A(c)	$847,246
200,000	DP World PLC, MTN, 3.250%, 5/18/2020	199,352

		3,976,831

	United Kingdom — 0.4%
95,000	Avon Products, Inc., 8.950%, 3/15/2043	90,701
300,000	HSBC Holdings PLC, 4.375%, 11/23/2026(c)	307,300
565,000	HSBC Holdings PLC, (fixed rate to 6/01/2021, variable rate thereafter), 6.875%(d)	589,719
295,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)(c)	462,598
635,000	Lloyds Banking Group PLC, 4.050%, 8/16/2023	647,499
400,000	Lloyds Banking Group PLC, 4.500%, 11/04/2024(c)	406,465
1,130,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023(c)	1,206,221
350,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A(c)	347,423
250,000	Standard Chartered PLC, EMTN, 3.125%, 11/19/2024, (EUR)	302,855
500,000	United Kingdom Gilt, 1.750%, 7/22/2019, (GBP)	653,165
845,000	United Kingdom Gilt, 2.750%, 9/07/2024, (GBP)	1,217,847
530,000	United Kingdom Gilt, 4.000%, 3/07/2022, (GBP)	757,671
130,000	Virgin Media Finance PLC, 4.500%, 1/15/2025, 144A, (EUR)	150,664
115,000	Virgin Media Secured Finance PLC, 4.875%, 1/15/2027, (GBP)	148,299
1,660,000	Vodafone Group PLC, 4.375%, 5/30/2028	1,687,261

		8,975,688

	United States — 13.9%
9,890,000	AbbVie, Inc., 2.500%, 5/14/2020	9,860,815
1,745,000	AES Corp. (The), 4.875%, 5/15/2023	1,768,994
480,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	457,800
8,000,000	Ally Financial, Inc., 4.125%, 2/13/2022	8,070,000
745,000	Ally Financial, Inc., 5.125%, 9/30/2024	783,181
1,728,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,144,880
1,595,329	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	1,564,409
1,775,466	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	1,733,088
120,325	American Airlines Pass Through Certificates, Series 2013-1, Class A, 4.000%, 1/15/2027	122,183
2,016,995	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	2,079,262
461,899	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	471,114
6,190,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	6,187,051
300,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	282,305
400,000	Antero Resources Corp., 5.125%, 12/01/2022	402,120
175,000	Antero Resources Corp., 5.375%, 11/01/2021	175,656
3,060,000	Antero Resources Corp., 5.625%, 6/01/2023	3,102,075
260,000	Aptiv PLC, 1.600%, 9/15/2028, (EUR)	290,541
1,510,000	AT&T, Inc., 3.400%, 5/15/2025	1,494,169
3,960,000	AT&T, Inc., 4.300%, 2/15/2030	4,005,454

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$570,000	AT&T, Inc., 4.500%, 3/09/2048	$534,827
625,000	AT&T, Inc., 4.550%, 3/09/2049	590,221
925,000	Aviation Capital Group LLC, 6.750%, 4/06/2021, 144A	985,821
2,700,000	Bank of America Corp., 6.110%, 1/29/2037	3,203,783
115,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	118,144
3,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	2,873
585,000	BP Capital Markets America, Inc., 3.216%, 11/28/2023	591,918
1,170,000	Broadcom, Inc., 4.250%, 4/15/2026, 144A	1,161,354
71,000	California Resources Corp., 5.500%, 9/15/2021	55,234
10,000	California Resources Corp., 6.000%, 11/15/2024	6,504
2,465,000	California Resources Corp., 8.000%, 12/15/2022, 144A	1,935,764
60,000	CenturyLink, Inc., 5.625%, 4/01/2025	58,050
55,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	51,700
880,000	CenturyLink, Inc., Series S, 6.450%, 6/15/2021	916,300
34,000	Chemours Co. (The), 6.625%, 5/15/2023	35,151
3,210,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	3,161,850
315,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	307,913
4,700,000	Chesapeake Energy Corp., 8.000%, 6/15/2027	4,629,500
780,000	Chevron Corp., 2.419%, 11/17/2020(c)	778,473
1,635,000	Cimarex Energy Co., 4.375%, 6/01/2024	1,698,376
345,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	317,600
375,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	342,187
500,000	Citizens Financial Group, Inc., 4.300%, 12/03/2025	512,048
265,000	Constellation Brands, Inc., 4.750%, 11/15/2024	283,176
485,000	Continental Resources, Inc., 3.800%, 6/01/2024	488,172
640,000	Continental Resources, Inc., 4.500%, 4/15/2023	662,516
92,000	Continental Resources, Inc., 5.000%, 9/15/2022	92,656
375,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	354,643
595,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	596,487
155,000	Cummins, Inc., 5.650%, 3/01/2098	175,739
475,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	510,887
103,596	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	114,163
1,200,000	Devon Energy Corp., 3.250%, 5/15/2022	1,211,426
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	52,280
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,627
1,680,000	DISH DBS Corp., 5.000%, 3/15/2023	1,512,000
1,495,000	DISH DBS Corp., 5.875%, 11/15/2024	1,255,800
310,000	DR Horton, Inc., 4.375%, 9/15/2022	317,961
340,000	Enable Midstream Partners LP, 5.000%, 5/15/2044	305,300
235,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	325,280
1,075,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	1,133,234
600,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	577,500
1,310,000	Federal National Mortgage Association, Series 2017-M14, Class A2, 2.877%, 11/25/2027(c)(e)	1,302,810
410,000	FedEx Corp., 1.000%, 1/11/2023, (EUR)	470,992

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$650,000	FedEx Corp., 3.400%, 1/14/2022	$658,681
40,000	Ford Motor Co., 4.346%, 12/08/2026	37,127
685,000	Ford Motor Co., 5.291%, 12/08/2046	573,940
25,000	Ford Motor Co., 6.375%, 2/01/2029	25,785
50,000	Ford Motor Co., 6.625%, 2/15/2028	52,999
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,195,382
5,000	Ford Motor Co., 7.500%, 8/01/2026	5,575
5,000,000	Ford Motor Credit Co. LLC, 2.459%, 3/27/2020	4,959,901
560,000	Frontier Communications Corp., 11.000%, 9/15/2025	368,550
131,000	Gates Global LLC/Gates Global Co., 6.000%, 7/15/2022, 144A	131,512
295,000	General Electric Co., 4.500%, 3/11/2044	269,495
50,000	General Electric Co., GMTN, 3.100%, 1/09/2023	49,686
310,000	General Motors Co., 5.200%, 4/01/2045	275,369
240,000	General Motors Financial Co., Inc., 3.450%, 4/10/2022	240,014
925,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	954,628
100,000	General Motors Financial Co., Inc., EMTN, 0.955%, 9/07/2023, (EUR)	110,722
3,435,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	4,384,763
105,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	128,753
180,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	244,560
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	471,089
905,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	995,873
2,295,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	2,797,779
1,935,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	1,768,106
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	170,363
1,000,000	HCA Healthcare, Inc., 6.250%, 2/15/2021	1,050,850
20,000	HCA, Inc., 4.750%, 5/01/2023	20,958
6,670,000	HCA, Inc., 5.375%, 9/01/2026	7,028,512
225,000	HCA, Inc., 7.050%, 12/01/2027	245,813
820,000	HCA, Inc., 7.500%, 11/06/2033	940,950
395,000	HCA, Inc., 8.360%, 4/15/2024	456,225
195,000	HCA, Inc., MTN, 7.580%, 9/15/2025	219,375
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	85,500
855,000	Hecla Mining Co., 6.875%, 5/01/2021	855,000
490,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	513,491
310,000	Hexion, Inc., 7.875%, 2/15/2023(f)(g)	108,770
485,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	497,125
1,585,000	Hyundai Capital America, 2.750%, 9/27/2026, 144A(c)	1,442,730
450,000	International Lease Finance Corp., 4.625%, 4/15/2021	460,431
1,250,000	International Lease Finance Corp., 6.250%, 5/15/2019	1,254,568
745,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	748,100
48,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	16,800
5,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	1,675
1,070,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,108,206
7,760,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	7,372,000
15,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	12,375
1,665,000	KB Home, 8.000%, 3/15/2020	1,734,097
330,000	Level 3 Financing, Inc., 5.125%, 5/01/2023	332,887

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$760,000	Level 3 Financing, Inc., 5.375%, 5/01/2025	$769,348
140,000	Level 3 Parent LLC, 5.750%, 12/01/2022	141,442
44,000	Masco Corp., 6.500%, 8/15/2032	50,055
403,000	Masco Corp., 7.750%, 8/01/2029	489,378
615,000	Medtronic Global Holdings SCA, 1.125%, 3/07/2027, (EUR)	710,800
254,000	Micron Technology, Inc., 5.500%, 2/01/2025	261,902
1,430,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	1,347,775
450,000	Morgan Stanley, 3.950%, 4/23/2027	449,864
725,000	Morgan Stanley, 5.750%, 1/25/2021	761,372
3,150,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	3,243,557
600,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	694,963
25,000	MPLX LP, 4.500%, 7/15/2023	26,208
95,000	MPLX LP, 4.875%, 6/01/2025	101,120
3,890,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	3,948,350
3,000,000	Navient Corp., 5.000%, 10/26/2020	3,041,250
95,000	Navient Corp., 5.875%, 10/25/2024	91,913
1,600(†††††)	Navient Corp., 6.000%, 12/15/2043	33,589
935,000	Navient Corp., 6.750%, 6/15/2026	895,262
750,000	Navient Corp., MTN, 6.125%, 3/25/2024	749,062
915,000	Navient LLC, 5.500%, 1/25/2023	916,144
415,000	Navient LLC, MTN, 7.250%, 1/25/2022	439,900
3,418,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033	2,614,770
4,583,000	New Albertsons LP, 7.450%, 8/01/2029	4,055,955
525,000	New Albertsons LP, 7.750%, 6/15/2026	478,443
5,540,000	New Albertsons LP, 8.000%, 5/01/2031	4,985,834
2,150,000	New Albertsons LP, 8.700%, 5/01/2030	1,978,000
1,309,000	New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	1,060,290
365,000	Newell Brands, Inc., 4.000%, 12/01/2024	351,790
65,000	Newfield Exploration Co., 5.625%, 7/01/2024	70,993
900,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	868,500
405,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	419,013
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	24,000
1,765,000	Nissan Motor Acceptance Corp., 3.650%, 9/21/2021, 144A	1,774,520
120,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	120,000
2,275,000	Oceaneering International, Inc., 4.650%, 11/15/2024	2,104,102
420,000	Old Republic International Corp., 4.875%, 10/01/2024	442,961
3,693,000	ONEOK Partners LP, 4.900%, 3/15/2025	3,928,075
25,000	ONEOK Partners LP, 6.200%, 9/15/2043	28,470
55,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	55,550
140,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	143,500
1,200,000	Owens Corning, 4.400%, 1/30/2048	987,264
310,000	Owens Corning, 7.000%, 12/01/2036	352,532
2,965,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	3,016,887
585,000	Prologis LP, 2.250%, 6/30/2029, (GBP)	756,767

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$540,000	PulteGroup, Inc., 6.000%, 2/15/2035	$517,725
785,000	PulteGroup, Inc., 6.375%, 5/15/2033	782,056
220,000	PulteGroup, Inc., 7.875%, 6/15/2032	247,500
285,000	QEP Resources, Inc., 5.250%, 5/01/2023	268,613
210,000	QEP Resources, Inc., 5.375%, 10/01/2022	205,275
135,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	126,394
120,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	120,420
275,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	248,531
115,000	Qwest Corp., 7.250%, 9/15/2025	123,811
540,000	Radian Group, Inc., 4.500%, 10/01/2024	531,900
230,000	Range Resources Corp., 4.875%, 5/15/2025	213,325
850,000	Range Resources Corp., 5.000%, 8/15/2022	841,500
220,000	Range Resources Corp., 5.000%, 3/15/2023	215,600
970,000	Santander Holdings USA, Inc., 2.650%, 4/17/2020(c)	966,628
25,000	Sealed Air Corp., 4.875%, 12/01/2022, 144A	25,800
640,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	673,728
420,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	442,050
140,000	Silgan Holdings, Inc., 3.250%, 3/15/2025, (EUR)	162,118
155,000	SM Energy Co., 6.750%, 9/15/2026	148,606
1,170,000	Springleaf Finance Corp., 5.625%, 3/15/2023	1,186,087
860,000	Springleaf Finance Corp., 6.875%, 3/15/2025	886,875
2,310,000	Springleaf Finance Corp., 7.125%, 3/15/2026	2,351,857
330,000	Springleaf Finance Corp., 7.750%, 10/01/2021	355,575
130,000	Springleaf Finance Corp., 8.250%, 10/01/2023	143,325
2,349,000	Sprint Capital Corp., 6.875%, 11/15/2028	2,257,976
2,240,000	Sprint Capital Corp., 8.750%, 3/15/2032	2,363,424
1,720,000	Sprint Communications, Inc., 6.000%, 11/15/2022	1,733,416
120,000	Sprint Corp., 7.125%, 6/15/2024	121,800
2,840,000	Sprint Corp., 7.875%, 9/15/2023	2,974,900
1,365,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.750%, 3/15/2024	1,429,837
950,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	954,797
100,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	103,000
1,630,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,532,200
820,000	Textron, Inc., 5.950%, 9/21/2021	867,405
90,000	Time Warner Cable LLC, 4.500%, 9/15/2042	78,662
85,000	Time Warner Cable LLC, 5.500%, 9/01/2041	83,582
1,680,000	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/01/2026	2,100,517
171,000	TransDigm, Inc., 6.500%, 7/15/2024	175,703
185,000	TransDigm, Inc., 6.500%, 5/15/2025	187,794
6,665,000	TRI Pointe Group, Inc., 4.875%, 7/01/2021	6,673,331
90,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	90,113
5,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	5,025
4,380,000	U.S. Treasury Bond, 3.000%, 8/15/2048	4,533,984
12,818,372	U.S. Treasury Inflation Indexed Note, 0.625%, 4/15/2023(c)(h)	12,907,013
9,423,311	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(c)(h)	9,325,860
4,064,313	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2027(c)(h)	4,033,160

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$32,430,000	U.S. Treasury Note, 1.375%, 5/31/2020	$32,048,694
12,755,000	U.S. Treasury Note, 1.750%, 11/30/2021(c)	12,590,082
10,470,000	U.S. Treasury Note, 1.875%, 3/31/2022	10,364,482
1,020,000	U.S. Treasury Note, 2.625%, 12/31/2023	1,037,332
6,555,000	U.S. Treasury Note, 2.750%, 5/31/2023(c)	6,687,380
13,505,000	U.S. Treasury Note, 2.750%, 2/28/2025(c)	13,846,318
13,540,000	U.S. Treasury Note, 2.875%, 10/15/2021	13,745,216
9,515,000	U.S. Treasury Note, 2.875%, 5/15/2028(c)	9,883,335
3,930,000	U.S. Treasury Note, 3.125%, 11/15/2028	4,168,717
466,319	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	454,932
2,940,000	United Rentals North America, Inc., 5.500%, 7/15/2025	3,006,150
2,635,000	United Rentals North America, Inc., 5.750%, 11/15/2024	2,707,462
460,000	United Rentals North America, Inc., 6.500%, 12/15/2026	484,150
1,940,000	United States Steel Corp., 6.650%, 6/01/2037	1,707,200
91,703	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	99,471
49,163	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	50,053
346,280	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	361,147
25,000	Viacom, Inc., 4.375%, 3/15/2043	22,476
395,000	Viacom, Inc., 5.250%, 4/01/2044	398,229
145,000	Viacom, Inc., 5.850%, 9/01/2043	157,687
1,150,000	Walmart, Inc., 3.700%, 6/26/2028	1,211,313
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	72,574
315,000	Weyerhaeuser Co., 7.375%, 3/15/2032	415,876
525,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	531,037
195,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	196,028
3,052,000	Windstream Services LLC/Windstream Finance Corp., 9.000%, 6/30/2025, 144A(a)	2,075,360
65,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A(a)	47,938

		361,590,334

	Total Non-Convertible Bonds (Identified Cost $648,395,839)	656,184,151

Convertible Bonds — 0.5%
	United States — 0.5%
1,450,000	Booking Holdings, Inc., 0.900%, 9/15/2021	1,600,510
105,000	CalAmp Corp., 1.625%, 5/15/2020	102,135
60,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	55,596
545,000	DISH Network Corp., 2.375%, 3/15/2024	449,555
2,290,000	DISH Network Corp., 3.375%, 8/15/2026	1,945,355
290,000	Evolent Health, Inc., 2.000%, 12/01/2021	279,623
1,855,000	iStar, Inc., 3.125%, 9/15/2022	1,701,962

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$2,020,000	Nuance Communications, Inc., 1.000%, 12/15/2035	$1,881,630
240,000	Nuance Communications, Inc., 1.250%, 4/01/2025	238,087
10,000	Nuance Communications, Inc., 1.500%, 11/01/2035	9,950
1,660,000	Rovi Corp., 0.500%, 3/01/2020	1,610,084
380,000	SM Energy Co., 1.500%, 7/01/2021	354,783
825,000	Western Digital Corp., 1.500%, 2/01/2024, 144A	725,598

	Total Convertible Bonds (Identified Cost $11,306,142)	10,954,868

Municipals — 0.0%
	United States — 0.0%
155,000	State of Illinois, 5.100%, 6/01/2033	152,306
130,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	125,599

	Total Municipals (Identified Cost $254,506)	277,905

	Total Bonds and Notes (Identified Cost $659,956,487)	667,416,924

Shares
Preferred Stocks — 0.1%
	United States — 0.1%
736	Chesapeake Energy Corp.(i)	368,000
84	Chesapeake Energy Corp., Series A, 144A(i)	42,694
460	Chesapeake Energy Corp.	24,725
40	Chesapeake Energy Corp.(i)	20,331
38,952	El Paso Energy Capital Trust I	2,110,030

	Total Preferred Stocks (Identified Cost $2,285,617)	2,565,780

Principal Amount (‡)
Short-Term Investments — 6.5%
$3,707,000	Ford Motor Credit Co. LLC, 4.331%, 12/02/2019(j)	3,619,842
46,703,337	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $46,709,175 on 4/01/2019 collateralized by $18,810,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $18,804,413; $28,760,000 U.S. Treasury Note, 2.125% due 12/31/2022 valued at $28,836,530 including accrued interest (Note 2 of Notes to Financial Statements)	46,703,337
17,630,000	U.S. Treasury Bills, 2.381%, 9/26/2019(j)	17,423,406
14,350,000	U.S. Treasury Bills, 2.441%, 9/05/2019(j)	14,202,150
21,355,000	U.S. Treasury Bills, 2.160%-2.200%, 4/25/2019(j)(k)	21,321,704
14,000,000	U.S. Treasury Bills, 2.396%, 6/13/2019(j)	13,932,896

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — continued
$21,035,000	U.S. Treasury Bills, 2.412%-2.536%, 8/15/2019(j)(k)	$20,845,673
30,585,000	U.S. Treasury Bills, 2.460%, 5/30/2019(j)	30,467,080

	Total Short-Term Investments (Identified Cost $168,481,287)	168,516,088

	Total Investments — 98.8% (Identified Cost $2,140,029,274)	2,570,154,614
	Other assets less liabilities — 1.2%	32,006,088

	Net Assets — 100.0%	$2,602,160,702

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents principal amount including inflation adjustments.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Non-income producing security.
(b)	Securities subject to restriction on resale. At March 31, 2019, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Dex Media, Inc.	August 12, 2016	$3,266	$6,993	Less than 0.1%

(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Perpetual bond with no specified maturity date.
(e)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2019 is disclosed.
(f)	Illiquid security.
(g)	Security classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2019, the value of this security amounted to $108,770 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(h)	Treasury Inflation Protected Security (TIPS).
(i)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(k)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the value of Rule 144A holdings amounted to $112,598,159 or 4.3% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
ZAR	South African Rand

At March 31, 2019, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	6/04/2019	BRL	S	18,445,000	$4,899,070	$4,689,736	$209,334
Credit Suisse International	6/19/2019	CAD	S	47,640,000	35,626,150	35,718,469	(92,319)
Credit Suisse International	6/19/2019	COP	S	2,593,255,000	813,394	810,097	3,297
Credit Suisse International	6/19/2019	GBP	B	12,290,000	16,232,323	16,069,209	(163,114)
Credit Suisse International	6/19/2019	JPY	B	7,317,500,000	66,203,566	66,425,860	222,294
Credit Suisse International	6/19/2019	JPY	B	512,500,000	4,669,232	4,652,307	(16,925)
Goldman Sachs & Co.	6/19/2019	MXN	B	66,055,000	3,341,900	3,360,977	19,077
HSBC Bank USA	6/19/2019	AUD	B	905,000	640,698	643,526	2,828
Morgan Stanley Capital Services, Inc.	6/19/2019	EUR	B	54,000,000	61,444,249	60,973,744	(470,505)
UBS AG	6/19/2019	NOK	S	4,200,000	486,163	488,420	(2,257)
UBS AG	6/19/2019	SEK	B	7,350,000	797,818	795,178	(2,640)
UBS AG	6/19/2019	THB	S	83,000,000	2,618,875	2,620,677	(1,802)

Total							$(292,732)

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

At March 31, 2019, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Credit Suisse International	6/19/2019	NOK	14,180,000	EUR	1,439,577	$1,625,489	$(23,510)

Industry Summary at March 31, 2019 (Unaudited)

Treasuries	11.0%
Internet & Direct Marketing Retail	5.9
Capital Markets	5.2
Chemicals	5.1
IT Services	5.1
Interactive Media & Services	4.8
Insurance	4.3
Aerospace & Defense	3.9
Industrial Conglomerates	3.5
Software	3.4
Food Products	3.2
Health Care Equipment & Supplies	3.2
Machinery	3.0
Banks	2.9
Hotels, Restaurants & Leisure	2.6
Health Care Providers & Services	2.2
Other Investments, less than 2% each	23.0
Short-Term Investments	6.5

Total Investments	98.8
Other assets less liabilities (including forward foreign currency contracts)	1.2

Net Assets	100.0%

Currency Exposure Summary at March 31, 2019 (Unaudited)

United States Dollar	73.9%
Euro	4.6
British Pound	4.6
Swiss Franc	3.9
Canadian Dollar	3.5
Hong Kong Dollar	2.6
Other, less than 2% each	5.7

Total Investments	98.8
Other assets less liabilities (including forward foreign currency contracts)	1.2

Net Assets	100.0%

See accompanying notes to financial statements.

|  42

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	Core Plus Bond Fund	Global Allocation Fund
ASSETS
Investments at cost	$7,332,134,821	$2,140,029,274
Net unrealized appreciation (depreciation)	(36,345,237)	430,125,340

Investments at value	7,295,789,584	2,570,154,614
Cash	2,209,226	9,575,899
Due from brokers (Note 2)	—	360,000
Foreign currency at value (identified cost $0 and $6,014,821, respectively)	—	5,901,951
Receivable for Fund shares sold	32,205,537	7,995,007
Receivable for securities sold	592,929,278	16,304,640
Receivable for when-issued/delayed delivery securities sold (Note 2)	433,864,892	—
Collateral received for delayed delivery securities and open forward foreign currency contracts (Notes 2 and 4)	3,413,594	400,000
Dividends and interest receivable	37,476,622	7,423,005
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	456,830
Tax reclaims receivable	15,030	685,211
Prepaid expenses (Note 8)	403	132

TOTAL ASSETS	8,397,904,166	2,619,257,289

LIABILITIES
Payable for securities purchased	639,542,704	11,966,839
Payable for when-issued/delayed delivery securities purchased (Note 2)	993,256,334	—
Payable for Fund shares redeemed	11,704,801	1,354,963
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	773,072
Foreign taxes payable (Note 2)	—	459,263
Due to brokers (Note 2)	3,413,594	400,000
Management fees payable (Note 6)	1,794,473	1,620,627
Deferred Trustees’ fees (Note 6)	422,536	199,989
Administrative fees payable (Note 6)	233,137	94,266
Payable to distributor (Note 6d)	52,427	45,117
Other accounts payable and accrued expenses	241,468	182,451

TOTAL LIABILITIES	1,650,661,474	17,096,587

NET ASSETS	$6,747,242,692	$2,602,160,702

NET ASSETS CONSIST OF:
Paid-in capital	$6,948,804,092	$2,150,846,900
Accumulated earnings (loss)	(201,561,400)	451,313,802

NET ASSETS	$6,747,242,692	$2,602,160,702

See accompanying notes to financial statements.

43  |

Statements of Assets and Liabilities (continued)

March 31, 2019 (Unaudited)

	Core Plus Bond Fund	Global Allocation Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$580,784,978	$406,309,379

Shares of beneficial interest	45,345,378	18,178,144

Net asset value and redemption price per share	$12.81	$22.35

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$13.38	$23.71

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$171,163,957	$434,152,526

Shares of beneficial interest	13,362,082	19,624,965

Net asset value and offering price per share	$12.81	$22.12

Class N shares:
Net assets	$2,212,191,593	$127,899,291

Shares of beneficial interest	171,248,822	5,693,994

Net asset value, offering and redemption price per share	$12.92	$22.46

Class Y shares:
Net assets	$3,783,102,164	$1,633,799,506

Shares of beneficial interest	293,010,151	72,697,297

Net asset value, offering and redemption price per share	$12.91	$22.47

See accompanying notes to financial statements.

|  44

Statements of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

	Core Plus Bond Fund	Global Allocation Fund
INVESTMENT INCOME
Interest	$107,145,045	$15,178,802
Dividends	—	6,653,802
Less net foreign taxes withheld	(23,227)	(129,735)

	107,121,818	21,702,869

Expenses
Management fees (Note 6)	10,219,874	8,837,390
Service and distribution fees (Note 6)	1,609,157	2,465,246
Administrative fees (Note 6)	1,384,952	522,957
Trustees’ fees and expenses (Note 6)	61,817	27,187
Transfer agent fees and expenses (Notes 6 and 7)	2,121,845	1,012,645
Audit and tax services fees	27,036	28,313
Custodian fees and expenses	103,988	93,525
Legal fees	61,185	24,370
Registration fees	166,121	118,105
Shareholder reporting expenses	92,014	65,364
Miscellaneous expenses (Note 8)	108,182	60,928

Total expenses	15,956,171	13,256,030
Less waiver and/or expense reimbursement (Note 6)	(32,662)	(12,637)

Net expenses	15,923,509	13,243,393

Net investment income	91,198,309	8,459,476

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(10,611,491)	27,472,322
Forward foreign currency contracts (Note 2d)	(5,254,691)	(2,659,863)
Foreign currency transactions (Note 2c)	83,817	(126,741)
Net change in unrealized appreciation (depreciation) on:
Investments	146,504,019	2,108,962
Forward foreign currency contracts (Note 2d)	—	1,338,435
Foreign currency translations (Note 2c)	(55,003)	(105,151)

Net realized and unrealized gain on investments, forward foreign currency contracts and foreign currency transactions	130,666,651	28,027,964

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$221,864,960	$36,487,440

See accompanying notes to financial statements.

45  |

Statements of Changes in Net Assets

	Core Plus Bond Fund		Global Allocation Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
FROM OPERATIONS:
Net investment income	$91,198,309	$190,164,910	$8,459,476	$22,346,439
Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency transactions	(15,782,365)	(23,807,624)	24,685,718	77,022,216
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and foreign currency translations	146,449,016	(169,788,966)	3,342,246	73,033,930

Net increase (decrease) in net assets resulting from operations	221,864,960	(3,431,680)	36,487,440	172,402,585

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(6,717,409)	(19,704,399)	(15,303,424)	(7,114,532)
Class C	(1,350,461)	(5,062,623)	(13,674,405)	(4,826,992)
Class N	(25,397,416)	(61,623,432)	(3,466,169)	(1,642,868)
Class Y	(46,446,912)	(127,335,569)	(64,089,255)	(26,544,930)

Total distributions	(79,912,198)	(213,726,023)	(96,533,253)	(40,129,322)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	185,828,507	80,681,752	218,524,843	525,543,091

Net increase (decrease) in net assets	327,781,269	(136,475,951)	158,479,030	657,816,354
NET ASSETS
Beginning of the period	6,419,461,423	6,555,937,374	2,443,681,672	1,785,865,318

End of the period	$6,747,242,692	$6,419,461,423	$2,602,160,702	$2,443,681,672

See accompanying notes to financial statements.

|  46

Financial Highlights

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class A
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$12.53		$12.96	$13.06	$12.34	$13.18	$12.71

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.35	0.28	0.37	0.37	0.42
Net realized and unrealized gain (loss)	0.25		(0.38)	(0.04)	0.71	(0.77)	0.51

Total from Investment Operations	0.42		(0.03)	0.24	1.08	(0.40)	0.93

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.40)	(0.34)	(0.36)	(0.36)	(0.46)
Net realized capital gains	—		—	—	—	(0.08)	(0.00	)(b)

Total Distributions	(0.14)		(0.40)	(0.34)	(0.36)	(0.44)	(0.46)

Net asset value, end of the period	$12.81		$12.53	$12.96	$13.06	$12.34	$13.18

Total return(c)	3.42	%(d)	(0.27)%	1.86%	8.90%	(3.13)%	7.43%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$580,785		$600,762	$676,892	$776,566	$912,662	$642,784
Net expenses	0.73	%(e)	0.73%	0.73%	0.73%	0.74%	0.79	%(f)
Gross expenses	0.73	%(e)	0.73%	0.73%	0.73%	0.74%	0.79	%(f)
Net investment income	2.66	%(e)	2.71%	2.19%	2.91%	2.87%	3.19%
Portfolio turnover rate	136%		181%	195%	143%	175%	122%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

47  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class C
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$12.53		$12.96	$13.06	$12.33	$13.18	$12.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.25	0.19	0.27	0.27	0.32
Net realized and unrealized gain (loss)	0.26		(0.38)	(0.05)	0.73	(0.77)	0.50

Total from Investment Operations	0.38		(0.13)	0.14	1.00	(0.50)	0.82

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.30)	(0.24)	(0.27)	(0.27)	(0.36)
Net realized capital gains	—		—	—	—	(0.08)	(0.00	)(b)

Total Distributions	(0.10)		(0.30)	(0.24)	(0.27)	(0.35)	(0.36)

Net asset value, end of the period	$12.81		$12.53	$12.96	$13.06	$12.33	$13.18

Total return(c)	3.03	%(d)	(1.03)%	1.08%	8.17%	(3.86)%	6.54%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$171,164		$185,758	$248,687	$321,626	$354,285	$256,307
Net expenses	1.48	%(e)	1.48%	1.48%	1.48%	1.49%	1.54	%(f)
Gross expenses	1.48	%(e)	1.48%	1.48%	1.48%	1.49%	1.54	%(f)
Net investment income	1.91	%(e)	1.96%	1.44%	2.16%	2.11%	2.46%
Portfolio turnover rate	136%		181%	195%	143%	175%	122%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

|  48

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class N
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$12.63		$13.06	$13.17	$12.44	$13.28	$12.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19		0.39	0.33	0.41	0.42	0.46
Net realized and unrealized gain (loss)	0.27		(0.38)	(0.06)	0.73	(0.78)	0.52

Total from Investment Operations	0.46		0.01	0.27	1.14	(0.36)	0.98

LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)		(0.44)	(0.38)	(0.41)	(0.40)	(0.50)
Net realized capital gains	—		—	—	—	(0.08)	(0.00	)(b)

Total Distributions	(0.17)		(0.44)	(0.38)	(0.41)	(0.48)	(0.50)

Net asset value, end of the period	$12.92		$12.63	$13.06	$13.17	$12.44	$13.28

Total return	3.65	%(c)	0.07%	2.12%	9.33%	(2.82)%	7.81%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,212,192		$1,899,190	$1,784,150	$2,134,113	$2,209,110	$105,514
Net expenses	0.39	%(d)	0.39%	0.39%	0.39%	0.40%	0.46%
Gross expenses	0.39	%(d)	0.39%	0.39%	0.39%	0.40%	0.46%
Net investment income	3.01	%(d)	3.06%	2.53%	3.25%	3.27%	3.42%
Portfolio turnover rate	136%		181%	195%	143%	175%	122%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

49  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class Y
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$12.63		$13.06	$13.16	$12.43	$13.27	$12.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.38	0.31	0.40	0.41	0.45
Net realized and unrealized gain (loss)	0.26		(0.38)	(0.04)	0.73	(0.78)	0.51

Total from Investment Operations	0.44		0.00 (b)	0.27	1.13	(0.37)	0.96

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.43)	(0.37)	(0.40)	(0.39)	(0.49)
Net realized capital gains	—		—	—	—	(0.08)	(0.00	)(b)

Total Distributions	(0.16)		(0.43)	(0.37)	(0.40)	(0.47)	(0.49)

Net asset value, end of the period	$12.91		$12.63	$13.06	$13.16	$12.43	$13.27

Total return	3.52	%(c)	(0.02)%	2.10%	9.22%	(2.89)%	7.65%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,783,102		$3,733,751	$3,846,208	$2,953,919	$3,137,371	$1,310,824
Net expenses	0.48	%(d)	0.48%	0.48%	0.48%	0.49%	0.54	%(e)
Gross expenses	0.48	%(d)	0.48%	0.48%	0.48%	0.49%	0.54	%(e)
Net investment income	2.92	%(d)	2.97%	2.43%	3.15%	3.14%	3.42%
Portfolio turnover rate	136%		181%	195%	143%	175%	122%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

|  50

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund—Class A
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$23.10		$21.60	$19.17	$18.45	$19.77	$18.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.23	0.31	0.24	0.21	0.28
Net realized and unrealized gain (loss)	0.09		1.75	2.36	1.47	(0.37)	1.49

Total from Investment Operations	0.16		1.98	2.67	1.71	(0.16)	1.77

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.19)	(0.24)	(0.15)	(0.20)	(0.33)
Net realized capital gains	(0.75)		(0.29)	—	(0.84)	(0.96)	(0.24)

Total Distributions	(0.91)		(0.48)	(0.24)	(0.99)	(1.16)	(0.57)

Net asset value, end of the period	$22.35		$23.10	$21.60	$19.17	$18.45	$19.77

Total return(b)	1.27	%(c)(f)	9.26%	14.10%	9.64%	(0.91)%	9.62%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$406,309		$401,036	$305,275	$280,263	$246,371	$237,167
Net expenses	1.16	%(d)(e)	1.16%	1.18%	1.17%	1.18%	1.17%
Gross expenses	1.17	%(d)	1.16%	1.18%	1.17%	1.18%	1.17%
Net investment income	0.67	%(d)	1.03%	1.57%	1.32%	1.06%	1.46%
Portfolio turnover rate	18%		22%	35%	43%	48%	49%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The administrator agreed to waive a portion of its fees during the period. Without this waiver, expenses would have been higher.
(f)	Had certain expenses not been waived during the period, total returns would have been lower.

See accompanying notes to financial statements.

51  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund—Class C
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$22.78		$21.29	$18.89	$18.19	$19.51	$18.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)		0.06	0.16	0.10	0.06	0.14
Net realized and unrealized gain (loss)	0.10		1.73	2.33	1.46	(0.36)	1.45

Total from Investment Operations	0.09		1.79	2.49	1.56	(0.30)	1.59

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.01)	(0.09)	(0.02)	(0.06)	(0.20)
Net realized capital gains	(0.75)		(0.29)	—	(0.84)	(0.96)	(0.24)

Total Distributions	(0.75)		(0.30)	(0.09)	(0.86)	(1.02)	(0.44)

Net asset value, end of the period	$22.12		$22.78	$21.29	$18.89	$18.19	$19.51

Total return(c)	0.88	%(d)(g)	8.46%	13.22%	8.88%	(1.66)%	8.72%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$434,153		$412,610	$354,017	$423,350	$393,416	$377,001
Net expenses	1.91	%(e)(f)	1.91%	1.93%	1.92%	1.93%	1.92%
Gross expenses	1.92	%(e)	1.91%	1.93%	1.92%	1.93%	1.92%
Net investment income (loss)	(0.08	)%(e)	0.29%	0.84%	0.57%	0.31%	0.71%
Portfolio turnover rate	18%		22%	35%	43%	48%	49%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The administrator agreed to waive a portion of its fees during the period. Without this waiver, expenses would have been higher.
(g)	Had certain expenses not been waived during the period, total returns would have been lower.

See accompanying notes to financial statements.

|  52

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund—Class N
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Period Ended September 30, 2017*
Net asset value, beginning of the period	$23.25		$21.73	$19.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.31	0.20
Net realized and unrealized gain (loss)	0.08		1.75	2.33

Total from Investment Operations	0.19		2.06	2.53

LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)		(0.25)	—
Net realized capital gains	(0.75)		(0.29)	—

Total Distributions	(0.98)		(0.54)	—

Net asset value, end of the period	$22.46		$23.25	$21.73

Total return	1.45	%(b)	9.60%	13.18	%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$127,899		$80,346	$59,512
Net expenses	0.83	%(c)	0.83%	0.87	%(c)
Gross expenses	0.83	%(c)	0.83%	0.87	%(c)
Net investment income	1.01	%(c)	1.36%	1.48	%(c)
Portfolio turnover rate	18%		22%	35	%(d)

*	From commencement of Class operations on February 1, 2017 through September 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

See accompanying notes to financial statements.

53  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund—Class Y
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$23.25		$21.74	$19.29	$18.55	$19.89	$18.68

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.29	0.36	0.29	0.25	0.33
Net realized and unrealized gain (loss)	0.09		1.75	2.37	1.49	(0.37)	1.49

Total from Investment Operations	0.19		2.04	2.73	1.78	(0.12)	1.82

LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)		(0.24)	(0.28)	(0.20)	(0.26)	(0.37)
Net realized capital gains	(0.75)		(0.29)	—	(0.84)	(0.96)	(0.24)

Total Distributions	(0.97)		(0.53)	(0.28)	(1.04)	(1.22)	(0.61)

Net asset value, end of the period	$22.47		$23.25	$21.74	$19.29	$18.55	$19.89

Total return	1.45	%(b)(e)	9.49%	14.42%	9.97%	(0.72)%	9.87%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,633,800		$1,549,689	$1,067,062	$835,391	$604,609	$633,057
Net expenses	0.91	%(c)(d)	0.91%	0.93%	0.92%	0.93%	0.92%
Gross expenses	0.92	%(c)	0.91%	0.93%	0.92%	0.93%	0.92%
Net investment income	0.92	%(c)	1.29%	1.79%	1.58%	1.30%	1.69%
Portfolio turnover rate	18%		22%	35%	43%	48%	49%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	The administrator agreed to waive a portion of its fees during the period. Without this waiver, expenses would have been higher.
(e)	Had certain expenses not been waived during the period, total returns would have been lower.

See accompanying notes to financial statements.

|  54

Notes to Financial Statements

March 31, 2019 (Unaudited)

1.  Organization.   Natixis Funds Trust I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Loomis Sayles Core Plus Bond Fund (the “Core Plus Bond Fund”)

Loomis Sayles Funds II:

Loomis Sayles Global Allocation Fund (the “Global Allocation Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class A, Class C, Class N and Class Y shares.

Class A shares are sold with a maximum front-end sales charge of 4.25% for Core Plus Bond Fund and 5.75% for Global Allocation Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

55  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

|  56

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of March 31, 2019, securities held by the Funds were fair valued as follows:

Fund	Equity securities[1]	Percentage of Net Assets	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
Core Plus Bond Fund	$—	—	$—	—	$56,719	Less than 0.1%
Global Allocation Fund	435,651,337	16.7%	108,770	Less than 0.1%	—	—

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments

57  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

(in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

For the six months ended March 31, 2019, the amount of income available to be distributed by Core Plus Bond Fund has been reduced by $18,558,406 as a result of losses arising from changes in exchange rates.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

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Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

e.  When-Issued and Delayed Delivery Transactions.  The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

f.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the

59  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2019 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

g.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, paydown gains and losses, contingent payment debt instruments, convertible bonds, and premium amortization. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, forward foreign currency contract mark-to-market, wash sales, premium amortization, corporate actions, treasury inflation-protected bonds, contingent payment debt instruments, trust

|  60

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

preferred securities and convertible bonds. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2018 was as follows:

	2018 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Core Plus Bond Fund	$213,726,023	$—	$213,726,023
Global Allocation Fund	15,533,777	24,595,545	40,129,322

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of September 30, 2018, capital loss carryforwards were as follows:

	Core Plus Bond Fund	Global Allocation Fund
Capital loss carryforward:
Short-term:
No expiration date	$(19,130,353)	$—
Long-term:
No expiration date	(100,464,581)	—

Total capital loss carryforward	$(119,594,934)	$—

61  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

As of March 31, 2019, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	Core Plus Bond Fund	Global Allocation Fund
Unrealized appreciation (depreciation)
Investments	$(41,940,170)	$435,015,837
Foreign currency translations	(30,710,838)	(7,618,440)

Total unrealized appreciation (depreciation)	$(72,651,008)	$427,397,397

As of March 31, 2019, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Core Plus Bond Fund	Global Allocation Fund
Federal tax cost	$7,368,437,251	$2,141,768,191

Gross tax appreciation	$105,762,835	$451,051,196
Gross tax depreciation	(178,410,502)	(22,981,015)

Net tax appreciation (depreciation)	$(72,647,667)	$428,070,181

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and derivatives mark-to-market.

The difference between these amounts and those reported in the preceding table are primarily attributable to capital gains taxes and foreign exchange gains or losses.

h.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2019, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

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Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

i.  Due to/from Brokers.  Transactions and positions in certain forward foreign currency contracts and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Global Allocation Fund represents cash pledged as collateral for forward foreign currency contracts. The due to brokers balance in the Statements of Assets and Liabilities for Core Plus Bond Fund represents cash received for delayed delivery securities. The due to brokers balance in the Statements of Assets and Liabilities for Global Allocation Fund represents cash received as collateral for forward foreign currency contracts. In certain circumstances a Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

j.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2019, neither Fund had loaned securities under this agreement.

k.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

l.  New Accounting Pronouncement.  In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium

63  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has evaluated the application of this provision and has determined the impact to be immaterial to the Funds.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities

|  64

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2019, at value:

Core Plus Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$156,282,985	$56,719	(b)	$156,339,704
All Other Bonds and Notes(a)	—	5,547,288,328	—		5,547,288,328

Total Bonds and Notes	—	5,703,571,313	56,719		5,703,628,032

Senior Loans(a)	—	230,870,643	—		230,870,643
Preferred Stocks(a)	—	17,826,445	—		17,826,445
Common Stocks(a)	—	4,239,123	—		4,239,123
Short-Term Investments	—	1,339,225,341	—		1,339,225,341

Total	$—	$7,295,732,865	$56,719		$7,295,789,584

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

Global Allocation Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$59,403,945	$—	$59,403,945
Hong Kong	—	68,612,417	—	68,612,417
India	—	26,541,729	—	26,541,729
Japan	—	35,938,019	—	35,938,019
Sweden	—	29,116,078	—	29,116,078
Switzerland	—	100,697,870	—	100,697,870
United Kingdom	41,753,995	115,341,279	—	157,095,274
United States	1,138,660,856	6,993	—	1,138,667,849
All Other Common Stocks(a)	115,582,641	—	—	115,582,641

Total Common Stocks	1,295,997,492	435,658,330	—	1,731,655,822

65  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Global Allocation Fund (continued)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
United States	$33,589	$361,556,745	$—		$361,590,334
All Other Non-Convertible Bonds(a)		294,593,817	—		294,593,817

Total Non-Convertible Bonds	33,589	656,150,562	—		656,184,151

Convertible Bonds(a)	—	10,954,868	—		10,954,868
Municipals(a)	—	277,905	—		277,905

Total Bonds and Notes	33,589	667,383,335	—		667,416,924

Preferred Stocks(a)	2,110,030	24,725	431,025	(b)	2,565,780
Short-Term Investments	—	168,516,088	—		168,516,088

Total Investments	1,298,141,111	1,271,582,478	431,025		2,570,154,614

Forward Foreign Currency Contracts (unrealized appreciation)	—	456,830	—		456,830

Total	$1,298,141,111	$1,272,039,308	$431,025		$2,570,611,444

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(773,072)	$—		$(773,072)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.

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Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2018 and/or March 31, 2019:

Core Plus Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
ABS Home Equity	$—	$—	$—	$(735)	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2019
Bonds and Notes
ABS Home Equity	$(13,447)	$70,901	$—	$56,719	$(735)

A debt security valued at $70,901 was transferred from Level 2 to Level 3 during the period ended March 31, 2019. At September 30, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2019 this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

67  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Global Allocation Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
United States	$124,748	$—	$—	$—	$—
Preferred Stocks
United States	—	—	—	(106,239)	—

Total	$124,748	$—	$—	$(106,239)	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2019
Bonds and Notes
Non-Convertible Bonds
United States	$—	$—	$(124,748)	$—	$—
Preferred Stocks
United States	—	537,264	—	431,025	(106,239)

Total	$—	$537,264	$(124,748)	$431,025	$(106,239)

A debt security valued at $124,748 was transferred from Level 3 to Level 2 during the period ended March 31, 2019. At September 30, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security. At March 31, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Preferred stocks valued at $537,264 were transferred from Level 2 to Level 3 during the period ended March 31, 2019. At September 30, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2019, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

|  68

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include forward foreign currency contracts.

The Funds are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. During the six months ended March 31, 2019, the Funds engaged in forward foreign currency transactions for hedging purposes. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended March 31, 2019, Global Allocation Fund engaged in forward foreign currency transactions to gain exposure to foreign currencies.

Transactions in derivative instruments for Core Plus Bond Fund during the six months ended March 31, 2019, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Forward foreign currency contracts
Foreign exchange contracts	$(5,254,691)

The following is a summary of derivative instruments for Global Allocation Fund as of March 31, 2019, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$456,830

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(773,072)

69  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Transactions in derivative instruments for Global Allocation Fund during the six months ended March 31, 2019, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Forward foreign currency contracts
Foreign exchange contracts	$(2,659,863)

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts
Foreign exchange contracts	$1,338,435

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2019:

Core Plus Bond Fund	Forwards
Average Notional Amount Outstanding	0.60%
Highest Notional Amount Outstanding	2.16%
Lowest Notional Amount Outstanding	0.00%
Notional Amount Outstanding as of March 31, 2019	0.00%

Global Allocation Fund	Forwards
Average Notional Amount Outstanding	8.75%
Highest Notional Amount Outstanding	10.64%
Lowest Notional Amount Outstanding	7.71%
Notional Amount Outstanding as of March 31, 2019	7.71%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA

|  70

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of March 31, 2019, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Global Allocation Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$209,334	$—	$209,334	$—	$209,334
Credit Suisse International	225,591	(225,591)	—	—	—
Goldman Sachs & Co.	19,077	—	19,077	—	19,077
HSBC Bank USA	2,828	—	2,828	—	2,828

	$456,830	$(225,591)	$231,239	$—	$231,239

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Credit Suisse International	$(295,868)	$225,591	$(70,277)	$—	$(70,277)
Morgan Stanley Capital
Services, Inc.	(470,505)	—	(470,505)	350,000	(120,505)
UBS AG	(6,699)	—	(6,699)	6,699	—

	$(773,072)	$225,591	$(547,481)	$356,699	$(190,782)

71  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2019:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Global Allocation Fund	$816,830	$234,540

|  72

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Net loss amount reflects cash received as collateral of $400,000, which is recorded on the Statements of Assets and Liabilities.

5.  Purchases and Sales of Securities.  For the six months ended March 31, 2019, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Core Plus Bond Fund	$7,695,213,842	$7,027,635,861	$323,618,760	$784,887,725
Global Allocation Fund	99,338,958	45,042,294	466,050,350	350,233,220

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $100 million	Next $1.9 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1500%
Global Allocation Fund	0.7500%	0.7500%	0.7300%

Natixis Advisors, L.P. (“Natixis Advisors”) serves as the advisory administrator to Core Plus Bond Fund. Under the terms of the advisory administration agreement, the Fund pays an advisory administration fee at the following annual rates, calculated daily and payable monthly, based on its average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $100 million	Next $1.9 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1500%

Management and advisory administration fees are presented in the Statements of Operations as management fees.

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of

73  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2020, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2019 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	0.80%	1.55%	0.50%	0.55%
Global Allocation Fund	1.25%	2.00%	0.95%	1.00%

Loomis Sayles and Natixis Advisors have agreed to equally bear the waivers and/or expense reimbursements for Core Plus Bond Fund.

Loomis Sayles (and Natixis Advisors for Core Plus Bond Fund) shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2019, the management fees for each Fund were as follows:

Fund	Gross Management Fees	Percentage of Average Daily Net Assets
Core Plus Bond Fund	$5,109,937	0.16%
Global Allocation Fund	8,837,390	0.75%

For the six months ended March 31, 2019, the advisory administration fees for Core Plus Bond Fund were $5,109,937 (effective rate of 0.16% of average daily net assets).

No expenses were recovered for either Fund during the six months ended March 31, 2019 under the terms of the expense limitation agreements.

|  74

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended March 31, 2019, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Core Plus Bond Fund	$731,513	$219,411	$658,233
Global Allocation Fund	471,286	498,490	1,495,470

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

75  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Effective October 1, 2018, State Street Bank agreed to reduce the fees it receives from Natixis Advisors for serving as sub-administrator to the Funds. Also, effective October 1, 2018, Natixis Advisors agreed to voluntarily waive fees paid by the Funds in an amount equal to the reduction in sub-administrative fees discussed above. The waiver is in effect through June 30, 2019, at which time it will be reevaluated as part of the annual review of the administrative services contract, as noted above.

For the six months ended March 31, 2019, the administrative fees for each Fund were:

Fund	Gross Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
Core Plus Bond Fund	$1,384,952	$32,662	$1,352,290
Global Allocation Fund	522,957	12,263	510,694

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2019, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Core Plus Bond Fund	$2,009,514
Global Allocation Fund	961,742

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Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

As of March 31, 2019, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Core Plus Bond Fund	$52,427
Global Allocation Fund	45,117

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended March 31, 2019, were as follows:

Fund	Commissions
Core Plus Bond Fund	$32,138
Global Allocation Fund	95,016

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $360,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $190,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $15,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

77  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Prior to January 1, 2019, the Chairperson of the Board received a retainer fee at the annual rate of $340,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $170,000, and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $12,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.

g.  Affiliated Ownership.  As of March 31, 2019, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of the Core Plus Bond Fund and Global Allocation Fund representing 0.13% and 0.74%, respectively, of the Funds’ net assets.

Investment activities of affiliated shareholders could have material impacts on the Funds.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Global Allocation Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through January 31, 2020.

Expenses reimbursed pursuant to this undertaking is not subject to recovery under the expense limitation agreement described above.

For the six months ended March 31, 2019, Natixis Advisors reimbursed Global Allocation Fund $374 for transfer agency expenses related to Class N shares.

i.  Payment by Affiliates.  For the six months ended March 31, 2019, Loomis Sayles reimbursed Global Allocation Fund $4,199 in connection with a trading error.

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

|  78

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

For the six months ended March 31, 2019, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	$280,672	$84,177	$4,537	$1,752,459
Global Allocation Fund	167,688	177,507	374	667,076

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended March 31, 2019, neither Fund had borrowings under this agreement.

9.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of March 31, 2019, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

	Number of 5% Account Holders	Percentage of Ownership
Core Plus Bond Fund	1	7.83%

79  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
Core Plus Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	7,196,858	$90,183,090	14,040,643	$178,690,699
Issued in connection with the reinvestment of distributions	404,199	5,062,369	1,154,778	14,686,836
Redeemed	(10,209,733)	(127,964,591)	(19,481,082)	(248,180,226)

Net change	(2,608,676)	$(32,719,132)	(4,285,661)	$(54,802,691)

Class C
Issued from the sale of shares	1,063,743	$13,269,857	1,254,087	$16,021,820
Issued in connection with the reinvestment of distributions	81,796	1,025,366	296,095	3,768,661
Redeemed	(2,609,580)	(32,602,604)	(5,917,216)	(75,210,340)

Net change	(1,464,041)	$(18,307,381)	(4,367,034)	$(55,419,859)

Class N
Issued from the sale of shares	35,618,846	$453,512,404	38,117,548	$488,137,584
Issued in connection with the reinvestment of distributions	1,852,689	23,430,247	4,499,650	57,668,654
Redeemed	(16,542,512)	(208,513,851)	(28,866,367)	(370,892,754)

Net change	20,929,023	$268,428,800	13,750,831	$174,913,484

Class Y
Issued from the sale of shares	42,134,587	$532,934,102	75,086,998	$964,464,952
Issued in connection with the reinvestment of distributions	3,137,233	39,613,325	8,393,721	107,561,723
Redeemed	(47,944,875)	(604,121,207)	(82,352,831)	(1,056,035,857)

Net change	(2,673,055)	$(31,573,780)	1,127,888	$15,990,818

Increase from capital share transactions	14,183,251	$185,828,507	6,226,024	$80,681,752

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Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
Global Allocation Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	3,754,335	$79,952,744	8,103,965	$184,844,305
Issued in connection with the reinvestment of distributions	622,284	12,134,537	259,737	5,734,993
Redeemed	(3,561,095)	(75,964,335)	(5,133,874)	(116,824,548)

Net change	815,524	$16,122,946	3,229,828	$73,754,750

Class C
Issued from the sale of shares	3,237,223	$68,262,839	6,101,385	$137,296,960
Issued in connection with the reinvestment of distributions	519,881	10,054,504	149,300	3,268,181
Redeemed	(2,248,650)	(47,452,851)	(4,761,750)	(107,144,492)

Net change	1,508,454	$30,864,492	1,488,935	$33,420,649

Class N
Issued from the sale of shares	2,429,785	$51,485,705	880,524	$20,044,847
Issued in connection with the reinvestment of distributions	168,053	3,290,482	70,593	1,565,047
Redeemed	(359,302)	(7,896,827)	(234,590)	(5,402,022)

Net change	2,238,536	$46,879,360	716,527	$16,207,872

Class Y
Issued from the sale of shares	16,619,075	$354,619,611	26,704,228	$611,912,156
Issued in connection with the reinvestment of distributions	2,439,526	47,790,318	905,490	20,083,757
Redeemed	(13,004,168)	(277,751,884)	(10,059,816)	(229,836,093)

Net change	6,054,433	$124,658,045	17,549,902	$402,159,820

Increase from capital share transactions	10,616,947	$218,524,843	22,985,192	$525,543,091

81  |

Loomis Sayles Small Cap Growth Fund

Loomis Sayles Small Cap Value Fund

Loomis Sayles Small/Mid Cap Growth Fund

Semiannual Report

March 31, 2019

Portfolio Review	1

Portfolio of Investments	8

Financial Statements	25

Notes to Financial Statements	37

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-633-3330. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/loomissayles.

LOOMIS SAYLES SMALL CAP GROWTH FUND

Managers	Symbols
Mark F. Burns, CFA®	Institutional Class	LSSIX
John J. Slavik, CFA®	Retail Class	LCGRX
	Class N	LSSNX

Investment Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Average Annual Total Returns — March 31, 20192

						Expense Ratios[3]
	6 months	1 year	5 years	10 years	Life of Class N	Gross	Net

Institutional Class (Inception 12/31/96)	-6.88%	10.41%	9.31%	17.57%	—	0.94%	0.94%

Retail Class (Inception 12/31/96)	-6.99	10.12	9.03	17.27	—	1.19	1.19

Class N (Inception 2/1/13)	-6.83	10.53	9.43	—	13.63	0.82	0.82

Comparative Performance
Russell 2000® Growth Index[1]	-8.22	3.85	8.41	16.52	11.96

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]

Russell 2000® Growth Index is an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 01/31/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

1  |

LOOMIS SAYLES SMALL CAP VALUE FUND

Managers	Symbols
Joseph R. Gatz, CFA®	Institutional Class	LSSCX
Jeffrey Schwartz, CFA®	Retail Class	LSCRX
	Admin Class	LSVAX
	Class N	LSCNX

Investment Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

|  2

LOOMIS SAYLES SMALL CAP VALUE FUND

Average Annual Total Returns — March 31, 20193

						Expense Ratios[4]
	6 months	1 year	5 years	10 years	Life of Class N	Gross	Net

Institutional Class (Inception 5/13/91)	-7.43%	-2.33%	6.02%	14.34%	—%	0.95%	0.93%

Retail Class (Inception 12/31/96)	-7.56	-2.59	5.75	14.05	—	1.20	1.18

Admin Class (Inception 1/2/98)	-7.68	-2.82	5.49	13.77	—	1.45	1.43

Class N (Inception 2/1/13)	-7.41	-2.26	6.08	—	9.30	0.86	0.86

Comparative Performance
Russell 2000® Value Index[1]	-8.97	0.17	5.59	14.12	8.79
Russell 2000® Index[2]	-8.56	2.05	7.05	15.36	10.41

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

[2]	Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[4]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 01/31/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

3  |

LOOMIS SAYLES SMALL/MID CAP GROWTH FUND

Managers	Symbols
Mark F. Burns, CFA®	Institutional Class	LSMIX
John J. Slavik, CFA®

Investment Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Average Annual Total Returns — March 31, 20192

				Expense Ratios[3]
	6 months	1 year	Life of Fund	Gross	Net

Institutional Class (Inception 6/30/15)	-5.97%	7.34%	10.59%	1.42%	0.85%

Comparative Performance
Russell 2500TM Growth Index[1]	-4.90	7.54	9.14

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]

The Russell 2500TM Growth Index measures the performance of the small-to-mid-cap growth segment of the US equity universe. It includes those Russell 2500™ Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500™ Growth Index is constructed to provide a comprehensive and unbiased barometer of the small-to-mid-cap growth market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-to-mid-cap opportunity set and that the represented companies continue to reflect growth characteristics.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 01/31/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  4

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge upon request, by calling Loomis Sayles at 800-633-3330; on the Funds’ website, at www.loomissayles.com, and on the Securities and Exchange Commission’s (SEC’s) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Fund shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2018 through March 31, 2019. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

5  |

The second line in the table of each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Small Cap Growth Fund

Institutional Class	Beginning Account Value 10/1/2018	Ending Account Value 3/31/2019	Expenses Paid During Period* 10/1/2018 – 3/31/2019
Actual	$1,000.00	$931.20	$4.53
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.73

Retail Class
Actual	$1,000.00	$930.10	$5.73
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.99

Class N
Actual	$1,000.00	$931.70	$3.95
Hypothetical (5% return before expenses)	$1,000.00	$1,020.84	$4.13

*  Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.94%, 1.19% and 0.82% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

|  6

Loomis Sayles Small Cap Value Fund

Institutional Class	Beginning Account Value 10/1/2018	Ending Account Value 3/31/2019	Expenses Paid During Period* 10/1/2018 – 3/31/2019
Actual	$1,000.00	$925.70	$4.32
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53

Retail Class
Actual	$1,000.00	$924.40	$5.52
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79

Admin Class
Actual	$1,000.00	$923.20	$6.71
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04

Class N
Actual	$1,000.00	$925.90	$4.03
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	$4.23

*  Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.90%, 1.15%, 1.40% and 0.84% for Institutional Class, Retail Class, Admin Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Small/Mid Cap Growth Fund

Institutional Class	Beginning Account Value 10/1/2018	Ending Account Value 3/31/2019	Expenses Paid During Period* 10/1/2018 – 3/31/2019
Actual	$1,000.00	$940.30	$4.11
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28

*  Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.85%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

7  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 97.3% of Net Assets

	Aerospace & Defense – 3.5%
304,427	AAR Corp.	$9,896,922
279,099	Astronics Corp.(a)	9,132,119
232,309	Hexcel Corp.	16,066,490
215,944	Mercury Systems, Inc.(a)	13,837,692

		48,933,223

	Air Freight & Logistics – 0.7%
394,967	Air Transport Services Group, Inc.(a)	9,103,989

	Auto Components – 0.6%
295,300	Stoneridge, Inc.(a)	8,522,358

	Banks – 1.3%
208,872	Chemical Financial Corp.	8,597,172
148,678	UMB Financial Corp.	9,521,339

		18,118,511

	Beverages – 0.9%
157,476	MGP Ingredients, Inc.	12,149,273

	Biotechnology – 5.8%
314,625	Aimmune Therapeutics, Inc.(a)	7,031,869
109,863	Argenx SE, ADR(a)	13,715,297
200,567	Biohaven Pharmaceutical Holding Co. Ltd.(a)	10,323,183
130,915	Blueprint Medicines Corp.(a)	10,479,746
210,846	Genomic Health, Inc.(a)	14,769,762
343,817	Invitae Corp.(a)	8,052,194
264,051	Myriad Genetics, Inc.(a)	8,766,493
238,848	Xencor, Inc.(a)	7,418,619

		80,557,163

	Building Products – 1.9%
252,361	AAON, Inc.	11,654,031
246,864	Trex Co., Inc.(a)	15,187,073

		26,841,104

	Chemicals – 1.3%
163,973	Ingevity Corp.(a)	17,317,189

	Construction & Engineering – 0.8%
502,938	Primoris Services Corp.	10,400,758

	Distributors – 1.4%
119,814	POOL CORP.	19,765,716

	Diversified Consumer Services – 5.0%
111,755	Bright Horizons Family Solutions, Inc.(a)	14,205,178
442,168	Chegg, Inc.(a)	16,855,444
187,080	Grand Canyon Education, Inc.(a)	21,422,531

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Diversified Consumer Services – continued
1,075,886	Laureate Education, Inc., Class A(a)	$16,106,013

		68,589,166

	Diversified Telecommunication Services – 1.7%
108,877	Bandwidth, Inc., Class A(a)	7,290,404
308,911	Cogent Communications Holdings, Inc.	16,758,422

		24,048,826

	Electrical Equipment – 1.2%
324,103	Generac Holdings, Inc.(a)	16,603,797

	Electronic Equipment, Instruments & Components – 0.9%
144,451	Novanta, Inc.(a)	12,239,333

	Energy Equipment & Services – 1.6%
167,345	Apergy Corp.(a)	6,871,186
410,179	Cactus, Inc., Class A(a)	14,602,372

		21,473,558

	Entertainment – 1.0%
627,004	IMAX Corp.(a)	14,220,451

	Food & Staples Retailing – 0.9%
378,343	Chefs’ Warehouse, Inc. (The)(a)	11,747,550

	Food Products – 1.3%
436,604	Freshpet, Inc.(a)	18,463,983

	Health Care Equipment & Supplies – 7.6%
518,791	AtriCure, Inc.(a)	13,898,411
125,241	CONMED Corp.	10,417,546
202,952	Insulet Corp.(a)	19,298,706
179,187	iRhythm Technologies, Inc.(a)	13,431,857
246,618	Merit Medical Systems, Inc.(a)	15,248,391
72,694	Penumbra, Inc.(a)	10,686,745
31,250	Tactile Systems Technology, Inc.(a)	1,647,500
640,104	Wright Medical Group NV(a)	20,131,271

		104,760,427

	Health Care Providers & Services – 3.0%
120,636	Amedisys, Inc.(a)	14,869,593
246,371	BioTelemetry, Inc.(a)	15,427,752
105,916	LHC Group, Inc.(a)	11,741,848

		42,039,193

	Health Care Technology – 2.9%
323,834	HMS Holdings Corp.(a)	9,588,725
239,874	Medidata Solutions, Inc.(a)	17,568,372

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Health Care Technology – continued
242,506	Teladoc Health, Inc.(a)	$13,483,333

		40,640,430

	Hotels, Restaurants & Leisure – 3.9%
293,162	Planet Fitness, Inc., Class A(a)	20,146,093
563,199	PlayAGS, Inc.(a)	13,477,352
271,946	Wingstop, Inc.	20,676,054

		54,299,499

	Insurance – 3.4%
408,650	Goosehead Insurance, Inc., Series A	11,393,162
313,686	Kinsale Capital Group, Inc.	21,509,449
432,320	Trupanion, Inc.(a)	14,154,157

		47,056,768

	Internet & Direct Marketing Retail – 0.6%
348,478	Duluth Holdings, Inc., Class B(a)	8,307,716

	IT Services – 7.3%
117,346	Euronet Worldwide, Inc.(a)	16,732,366
363,982	EVERTEC, Inc.	10,122,339
529,733	Evo Payments, Inc., Class A(a)	15,388,744
283,787	InterXion Holding NV(a)	18,937,107
337,976	Virtusa Corp.(a)	18,064,817
392,917	WNS Holdings Ltd., ADR(a)	20,930,689

		100,176,062

	Leisure Products – 0.7%
240,349	Malibu Boats, Inc., Class A(a)	9,513,013

	Life Sciences Tools & Services – 2.6%
598,658	NeoGenomics, Inc.(a)	12,248,543
209,942	PRA Health Sciences, Inc.(a)	23,154,503

		35,403,046

	Machinery – 6.5%
268,204	Albany International Corp., Class A	19,200,724
161,095	Chart Industries, Inc.(a)	14,582,319
755,592	Harsco Corp.(a)	15,232,735
513,436	Kornit Digital Ltd.(a)	12,219,777
132,669	Proto Labs, Inc.(a)	13,948,819
118,416	RBC Bearings, Inc.(a)	15,058,963

		90,243,337

	Oil, Gas & Consumable Fuels – 0.6%
216,849	PDC Energy, Inc.(a)	8,821,417

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Pharmaceuticals – 2.5%
443,649	Horizon Pharma PLC(a)	$11,725,643
131,079	MyoKardia, Inc.(a)	6,814,797
236,009	Supernus Pharmaceuticals, Inc.(a)	8,269,755
130,175	Zogenix, Inc.(a)	7,160,927

		33,971,122

	Professional Services – 1.7%
217,023	Huron Consulting Group, Inc.(a)	10,247,826
166,387	ICF International, Inc.	12,658,723

		22,906,549

	Semiconductors & Semiconductor Equipment – 2.9%
120,472	MKS Instruments, Inc.	11,209,920
122,527	Monolithic Power Systems, Inc.	16,601,183
157,001	Silicon Laboratories, Inc.(a)	12,695,101

		40,506,204

	Software – 14.1%
222,441	Benefitfocus, Inc.(a)	11,015,278
184,778	Cornerstone OnDemand, Inc.(a)	10,122,139
290,155	Envestnet, Inc.(a)	18,973,235
356,563	Five9, Inc.(a)	18,837,223
161,522	Globant S.A.(a)	11,532,671
188,396	Guidewire Software, Inc.(a)	18,304,555
107,396	HubSpot, Inc.(a)	17,850,289
334,689	Mimecast Ltd.(a)	15,847,524
277,987	Q2 Holdings, Inc.(a)	19,253,380
355,247	Rapid7, Inc.(a)	17,979,051
312,569	RealPage, Inc.(a)	18,969,813
156,325	RingCentral, Inc., Class A(a)	16,851,835

		195,536,993

	Textiles, Apparel & Luxury Goods – 3.1%
184,367	Columbia Sportswear Co.	19,207,354
401,216	Crocs, Inc.(a)	10,331,312
392,992	Steven Madden Ltd.	13,298,849

		42,837,515

	Thrifts & Mortgage Finance – 1.1%
184,696	Essent Group Ltd.(a)	8,025,041
280,744	NMI Holdings, Inc., Class A(a)	7,262,848

		15,287,889

	Trading Companies & Distributors – 1.0%
231,651	SiteOne Landscape Supply, Inc.(a)	13,238,855

	Total Common Stocks (Identified Cost $995,902,094)	1,344,641,983

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Principal Amount	Description	Value (†)

Short-Term Investments – 2.6%

$36,501,611	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $36,506,174 on 4/01/2019 collateralized by $37,245,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $37,233,938 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $36,501,611)	$36,501,611

	Total Investments – 99.9% (Identified Cost $1,032,403,705)	1,381,143,594

	Other assets less liabilities—0.1%	1,588,318

	Net Assets – 100.0%	$1,382,731,912

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at March 31, 2019 (Unaudited)

Software	14.1%
Health Care Equipment & Supplies	7.6
IT Services	7.3
Machinery	6.5
Biotechnology	5.8
Diversified Consumer Services	5.0
Hotels, Restaurants & Leisure	3.9
Aerospace & Defense	3.5
Insurance	3.4
Textiles, Apparel & Luxury Goods	3.1
Health Care Providers & Services	3.0
Health Care Technology	2.9
Semiconductors & Semiconductor Equipment	2.9
Life Sciences Tools & Services	2.6
Pharmaceuticals	2.5
Other Investments, less than 2% each	23.2
Short-Term Investments	2.6

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)

Common Stocks – 99.0% of Net Assets

	Aerospace & Defense – 1.4%
219,395	Aerojet Rocketdyne Holdings, Inc.(a)	$7,795,104
76,382	BWX Technologies, Inc.	3,787,020

		11,582,124

	Auto Components – 1.9%
155,288	Cooper Tire & Rubber Co.	4,641,558
95,349	Fox Factory Holding Corp.(a)	6,663,942
49,769	LCI Industries	3,823,255

		15,128,755

	Banks – 15.6%
118,473	Ameris Bancorp	4,069,548
219,446	BancorpSouth Bank	6,192,766
124,299	Bank OZK	3,602,185
166,062	Bryn Mawr Bank Corp.	5,999,820
68,883	Carolina Financial Corp.	2,382,663
200,538	Cathay General Bancorp	6,800,244
257,532	CenterState Bank Corp.	6,131,837
163,194	Chemical Financial Corp.	6,717,065
317,734	CVB Financial Corp.	6,688,301
254,623	First Financial Bancorp	6,126,229
85,671	First Financial Bankshares, Inc.	4,950,070
402,520	Home BancShares, Inc.	7,072,277
99,803	IBERIABANK Corp.	7,156,873
148,007	PacWest Bancorp	5,566,543
108,577	Pinnacle Financial Partners, Inc.	5,939,162
166,369	Popular, Inc.	8,672,816
123,419	Prosperity Bancshares, Inc.	8,523,316
43,644	Signature Bank	5,589,487
44,853	Texas Capital Bancshares, Inc.(a)	2,448,525
225,167	Triumph Bancorp, Inc.(a)	6,617,658
110,736	Wintrust Financial Corp.	7,455,855

		124,703,240

	Beverages – 0.9%
498,104	Cott Corp.	7,277,299

	Building Products – 2.2%
47,187	American Woodmark Corp.(a)	3,899,062
104,720	Armstrong World Industries, Inc.	8,316,862
31,423	Masonite International Corp.(a)	1,567,693
193,326	Resideo Technologies, Inc.(a)	3,729,259

		17,512,876

	Capital Markets – 1.6%
379,649	Donnelley Financial Solutions, Inc.(a)	5,649,177
132,092	Stifel Financial Corp.	6,969,174

		12,618,351

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Chemicals – 3.4%
228,974	AdvanSix, Inc.(a)	$6,541,787
60,132	Ashland Global Holdings, Inc.	4,698,113
126,785	Cabot Corp.	5,278,060
48,283	Ingevity Corp.(a)	5,099,168
72,103	WR Grace & Co.	5,626,918

		27,244,046

	Commercial Services & Supplies – 3.6%
92,361	Clean Harbors, Inc.(a)	6,606,582
178,609	KAR Auction Services, Inc.	9,164,428
223,690	Kimball International, Inc.	3,162,977
175,017	Viad Corp.	9,851,707

		28,785,694

	Communications Equipment – 1.0%
279,340	Digi International, Inc.(a)	3,539,238
373,027	Viavi Solutions, Inc.(a)	4,618,074

		8,157,312

	Construction & Engineering – 0.5%
126,586	Arcosa, Inc.	3,867,202

	Consumer Finance – 0.2%
62,562	PRA Group, Inc.(a)	1,677,287

	Distributors – 0.2%
53,467	Core-Mark Holding Co., Inc.	1,985,230

	Diversified Consumer Services – 1.7%
64,849	Adtalem Global Education, Inc.(a)	3,003,806
140,075	frontdoor, Inc.(a)	4,821,381
121,764	ServiceMaster Global Holdings, Inc.(a)	5,686,379

		13,511,566

	Diversified Financial Services – 0.7%
244,565	Cannae Holdings, Inc.(a)	5,933,147

	Electric Utilities – 1.4%
141,031	ALLETE, Inc.	11,596,979

	Electrical Equipment – 0.8%
228,520	TPI Composites, Inc.(a)	6,540,242

	Electronic Equipment, Instruments & Components – 3.7%
59,900	II-VI, Inc.(a)	2,230,676
99,149	Kimball Electronics, Inc.(a)	1,535,818
61,549	Littelfuse, Inc.	11,231,461
170,773	Methode Electronics, Inc.	4,914,847
16,154	Rogers Corp.(a)	2,566,548
360,625	TTM Technologies, Inc.(a)	4,230,131
181,363	Vishay Intertechnology, Inc.	3,349,775

		30,059,256

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Energy Equipment & Services – 1.7%
205,249	Apergy Corp.(a)	$8,427,524
121,213	C&J Energy Services, Inc.(a)	1,881,226
130,923	KLX Energy Services Holdings, Inc.(a)	3,291,404

		13,600,154

	Entertainment – 0.4%
104,357	Liberty Media Corp.-Liberty Braves(a)	2,897,994

	Equity Real Estate Investment Trusts – 0.5%
189,100	Essential Properties Realty Trust, Inc.	3,691,232

	Food Products – 3.4%
228,793	Darling Ingredients, Inc.(a)	4,953,369
43,848	J&J Snack Foods Corp.	6,964,816
445,961	Nomad Foods Ltd.(a)	9,119,903
58,046	Post Holdings, Inc.(a)	6,350,232

		27,388,320

	Health Care Equipment & Supplies – 2.3%
127,578	Avanos Medical, Inc.(a)	5,445,029
78,803	Quidel Corp.(a)	5,159,233
224,205	Varex Imaging Corp.(a)	7,596,065

		18,200,327

	Health Care Providers & Services – 0.5%
89,462	AMN Healthcare Services, Inc.(a)	4,212,766

	Hotels, Restaurants & Leisure – 2.4%
86,848	Churchill Downs, Inc.	7,838,901
17,148	Cracker Barrel Old Country Store, Inc.	2,771,288
88,340	Marriott Vacations Worldwide Corp.	8,259,790

		18,869,979

	Household Durables – 0.6%
41,462	Helen of Troy Ltd.(a)	4,807,934

	Independent Power & Renewable Electricity Producers – 2.0%
174,639	NextEra Energy Partners LP	8,145,163
307,520	Vistra Energy Corp.	8,004,746

		16,149,909

	Industrial Conglomerates – 0.8%
168,376	Raven Industries, Inc.	6,460,587

	Insurance – 3.7%
219,731	Employers Holdings, Inc.	8,813,411
129,416	First American Financial Corp.	6,664,924
109,115	ProAssurance Corp.	3,776,470
53,181	Reinsurance Group of America, Inc.	7,550,638
58,123	Stewart Information Services Corp.	2,481,271

		29,286,714

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Interactive Media & Services – 0.3%
11,163	IAC/InterActiveCorp(a)	$2,345,458

	Internet & Direct Marketing Retail – 0.5%
232,701	Qurate Retail, Inc., Class A(a)	3,718,562

	IT Services – 5.7%
457,421	Conduent, Inc.(a)	6,326,132
119,697	CSG Systems International, Inc.	5,063,183
68,391	Euronet Worldwide, Inc.(a)	9,751,873
232,696	Genpact Ltd.	8,186,245
340,535	Perspecta, Inc.	6,885,618
49,509	WEX, Inc.(a)	9,505,233

		45,718,284

	Life Sciences Tools & Services – 0.8%
169,107	Cambrex Corp.(a)	6,569,807

	Machinery – 4.4%
44,493	Alamo Group, Inc.	4,446,630
179,029	Altra Industrial Motion Corp.	5,558,851
179,882	Columbus McKinnon Corp.	6,178,947
296,257	Harsco Corp.(a)	5,972,541
42,170	John Bean Technologies Corp.	3,875,001
71,517	Kadant, Inc.	6,290,635
25,238	RBC Bearings, Inc.(a)	3,209,517

		35,532,122

	Marine – 0.5%
48,950	Kirby Corp.(a)	3,676,634

	Media – 2.7%
149,489	GCI Liberty, Inc., Class A(a)	8,313,083
421,302	Gray Television, Inc.(a)	8,999,011
97,470	John Wiley & Sons, Inc., Class A	4,310,123

		21,622,217

	Metals & Mining – 0.4%
507,316	Ferroglobe R&W Trust(a)(b)(c)(d)	—
101,414	Haynes International, Inc.	3,329,422

		3,329,422

	Multi-Utilities – 1.9%
254,018	MDU Resources Group, Inc.	6,561,285
120,485	NorthWestern Corp.	8,483,349

		15,044,634

	Multiline Retail – 0.7%
156,040	Big Lots, Inc.	5,932,641

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Oil, Gas & Consumable Fuels – 0.9%
541,580	SRC Energy, Inc.(a)	$2,772,890
130,685	Viper Energy Partners LP	4,333,514

		7,106,404

	Pharmaceuticals – 1.0%
147,072	Catalent, Inc.(a)	5,969,652
67,912	Prestige Consumer Healthcare, Inc.(a)	2,031,248

		8,000,900

	Professional Services – 2.3%
51,542	ASGN, Inc.(a)	3,272,401
69,320	Insperity, Inc.	8,572,111
142,788	Korn Ferry	6,394,047

		18,238,559

	REITs - Apartments – 0.7%
123,273	American Campus Communities, Inc.	5,865,329

	REITs - Diversified – 0.9%
187,831	CorePoint Lodging, Inc.	2,098,072
103,633	CyrusOne, Inc.	5,434,515

		7,532,587

	REITs - Health Care – 0.3%
103,107	Sabra Health Care REIT, Inc.	2,007,493

	REITs - Hotels – 0.7%
72,706	Ryman Hospitality Properties, Inc.	5,979,341

	REITs - Office Property – 0.9%
166,461	JBG SMITH Properties	6,883,162

	REITs - Shopping Centers – 0.9%
395,228	Retail Opportunity Investments Corp.	6,853,254

	REITs - Single Tenant – 0.7%
97,639	National Retail Properties, Inc.	5,408,224

	REITs - Storage – 0.7%
186,383	CubeSmart	5,971,711

	REITs - Warehouse/Industrials – 1.5%
157,395	Americold Realty Trust	4,802,122
208,288	Rexford Industrial Realty, Inc.	7,458,793

		12,260,915

	Road & Rail – 1.4%
71,947	Genesee & Wyoming, Inc., Class A(a)	6,269,462
35,223	Old Dominion Freight Line, Inc.	5,085,849

		11,355,311

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small Cap ValueFund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Semiconductors & Semiconductor Equipment – 2.6%
114,472	Advanced Energy Industries, Inc.(a)	$5,686,969
80,303	Mellanox Technologies Ltd.(a)	9,504,663
110,697	Versum Materials, Inc.	5,569,166

		20,760,798

	Software – 2.4%
74,811	ACI Worldwide, Inc.(a)	2,459,037
76,296	CommVault Systems, Inc.(a)	4,939,403
56,957	LogMeIn, Inc.	4,562,256
187,429	TiVo Corp.	1,746,838
97,558	Verint Systems, Inc.(a)	5,839,822

		19,547,356

	Specialty Retail – 1.9%
108,538	Aaron’s, Inc.	5,709,099
53,284	Genesco, Inc.(a)	2,427,086
107,078	Sally Beauty Holdings, Inc.(a)	1,971,306
183,388	Urban Outfitters, Inc.(a)	5,435,620

		15,543,111

	Technology Hardware, Storage & Peripherals – 0.5%
143,486	Cray, Inc.(a)	3,737,810

	Thrifts & Mortgage Finance – 1.7%
64,242	Federal Agricultural Mortgage Corp., Class C	4,653,048
172,295	Meta Financial Group, Inc.	3,390,766
226,339	OceanFirst Financial Corp.	5,445,716

		13,489,530

	Total Common Stocks (Identified Cost $575,054,976)	793,778,098

Principal Amount

Short-Term Investments – 1.4%

$11,436,380	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $11,437,809 on 4/01/2019 collateralized by $11,670,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $11,666,534 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $11,436,380)	11,436,380

	Total Investments – 100.4% (Identified Cost $586,491,356)	805,214,478

	Other assets less liabilities — (0.4)%	(3,581,226)

	Net Assets – 100.0%	$801,633,252

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

(b)	Illiquid security.

(c)	Security classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2019, the value of this security amounted to $0. See Note 2 of Notes to Financial Statements.

(d)	Security subject to restrictions on resale. This security was acquired on November 29, 2016 at a cost of $0. At March 31, 2019, the value of this security amounted to $0.

REITs	Real Estate Investment Trusts

Industry Summary at March 31, 2019 (Unaudited)

Banks	15.6%
IT Services	5.7
Machinery	4.4
Electronic Equipment, Instruments & Components	3.7
Insurance	3.7
Commercial Services & Supplies	3.6
Food Products	3.4
Chemicals	3.4
Media	2.7
Semiconductors & Semiconductor Equipment	2.6
Software	2.4
Hotels, Restaurants & Leisure	2.4
Professional Services	2.3
Health Care Equipment & Supplies	2.3
Building Products	2.2
Independent Power & Renewable Electricity Producers	2.0
Other Investments, less than 2% each	36.6
Short-Term Investments	1.4

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 96.6% of Net Assets

	Aerospace & Defense – 3.2%
4,921	HEICO Corp.	$466,855
5,321	Hexcel Corp.	368,001

		834,856

	Banks – 2.3%
5,028	Columbia Banking System, Inc.	164,365
3,314	UMB Financial Corp.	212,229
5,390	Western Alliance Bancorp(a)	221,206

		597,800

	Biotechnology – 3.7%
1,634	Argenx SE, ADR(a)	203,988
2,384	Ascendis Pharma AS, ADR(a)	280,597
2,996	Blueprint Medicines Corp.(a)	239,830
2,771	Neurocrine Biosciences, Inc.(a)	244,125

		968,540

	Capital Markets – 3.6%
1,542	MarketAxess Holdings, Inc.	379,456
1,467	Morningstar, Inc.	184,827
1,831	MSCI, Inc.	364,076

		928,359

	Chemicals – 1.8%
4,428	Ingevity Corp.(a)	467,641

	Commercial Services & Supplies – 2.2%
5,143	KAR Auction Services, Inc.	263,887
9,180	Ritchie Bros. Auctioneers, Inc.	312,120

		576,007

	Communications Equipment – 1.3%
8,955	Ciena Corp.(a)	334,380

	Distributors – 1.2%
1,955	POOL CORP.	322,516

	Diversified Consumer Services – 4.3%
3,107	Bright Horizons Family Solutions, Inc.(a)	394,931
4,153	Grand Canyon Education, Inc.(a)	475,560
15,760	Laureate Education, Inc., Class A(a)	235,927

		1,106,418

	Diversified Telecommunication Services – 1.4%
6,689	Cogent Communications Holdings, Inc.	362,878

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Electrical Equipment – 2.1%
7,033	Generac Holdings, Inc.(a)	$360,301
3,855	Sensata Technologies Holding PLC(a)	173,552

		533,853

	Electronic Equipment, Instruments & Components – 3.7%
6,344	FLIR Systems, Inc.	301,847
6,500	National Instruments Corp.	288,340
9,034	Trimble, Inc.(a)	364,974

		955,161

	Energy Equipment & Services – 1.0%
6,961	Cactus, Inc., Class A(a)	247,812

	Entertainment – 1.9%
7,617	Live Nation Entertainment, Inc.(a)	483,984

	Food & Staples Retailing – 1.8%
1,706	Casey’s General Stores, Inc.	219,682
11,759	Sprouts Farmers Market, Inc.(a)	253,289

		472,971

	Food Products – 1.2%
14,705	Nomad Foods Ltd.(a)	300,717

	Health Care Equipment & Supplies – 8.8%
4,642	Globus Medical, Inc.(a)	229,361
2,235	Haemonetics Corp.(a)	195,518
3,997	Insulet Corp.(a)	380,075
1,794	LivaNova PLC(a)	174,467
6,009	Merit Medical Systems, Inc.(a)	371,536
1,361	Penumbra, Inc.(a)	200,081
2,622	West Pharmaceutical Services, Inc.	288,944
13,858	Wright Medical Group NV(a)	435,834

		2,275,816

	Health Care Providers & Services – 2.8%
5,900	Covetrus, Inc.(a)	187,915
2,923	LHC Group, Inc.(a)	324,044
775	WellCare Health Plans, Inc.(a)	209,056

		721,015

	Health Care Technology – 2.5%
4,520	Medidata Solutions, Inc.(a)	331,045
2,451	Veeva Systems, Inc., Class A(a)	310,934

		641,979

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Hotels, Restaurants & Leisure – 4.2%
6,023	Planet Fitness, Inc., Class A(a)	$413,900
5,435	Texas Roadhouse, Inc.	338,003
1,487	Vail Resorts, Inc.	323,125

		1,075,028

	Insurance – 1.2%
4,237	Kemper Corp.	322,605

	IT Services – 8.3%
6,752	Black Knight, Inc.(a)	367,984
6,004	Booz Allen Hamilton Holding Corp.	349,073
2,557	Broadridge Financial Solutions, Inc.	265,135
2,769	EPAM Systems, Inc.(a)	468,321
10,029	Evo Payments, Inc., Class A(a)	291,343
2,067	WEX, Inc.(a)	396,843

		2,138,699

	Life Sciences Tools & Services – 2.2%
2,225	ICON PLC(a)	303,891
2,397	PRA Health Sciences, Inc.(a)	264,365

		568,256

	Machinery – 3.6%
6,061	Altra Industrial Motion Corp.	188,194
10,071	Gardner Denver Holdings, Inc.(a)	280,074
5,888	Sun Hydraulics Corp.	273,851
1,459	WABCO Holdings, Inc.(a)	192,340

		934,459

	Oil, Gas & Consumable Fuels – 0.9%
2,199	Diamondback Energy, Inc.	223,264

	Pharmaceuticals – 1.8%
8,127	Horizon Pharma PLC(a)	214,796
4,463	Zogenix, Inc.(a)	245,510

		460,306

	Professional Services – 3.3%
1,113	CoStar Group, Inc.(a)	519,125
5,050	TransUnion	337,542

		856,667

	Semiconductors & Semiconductor Equipment – 2.6%
3,305	Advanced Energy Industries, Inc.(a)	164,192
4,776	Semtech Corp.(a)	243,146
3,208	Silicon Laboratories, Inc.(a)	259,399

		666,737

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Software – 12.8%
2,880	Everbridge, Inc.(a)	$216,029
4,485	Guidewire Software, Inc.(a)	435,763
2,620	HubSpot, Inc.(a)	435,470
4,001	j2 Global, Inc.	346,487
4,317	Paylocity Holding Corp.(a)	385,033
4,729	PTC, Inc.(a)	435,919
1,381	Tyler Technologies, Inc.(a)	282,276
1,292	Ultimate Software Group, Inc. (The)(a)	426,528
4,211	Zendesk, Inc.(a)	357,935

		3,321,440

	Specialty Retail – 0.8%
1,682	Five Below, Inc.(a)	208,989

	Textiles, Apparel & Luxury Goods – 3.3%
2,329	Carter’s, Inc.	234,740
3,623	Columbia Sportswear Co.	377,444
11,442	Under Armour, Inc., Class A(a)	241,884

		854,068

	Trading Companies & Distributors – 0.8%
3,645	SiteOne Landscape Supply, Inc.(a)	208,312

	Total Common Stocks (Identified Cost $22,354,795)	24,971,533

Principal Amount

Short-Term Investments – 3.8%

$977,785	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500%, to be repurchased at $977,908 on 4/01/2019 collateralized by $995,000 U.S. Treasury Note, 2.125% due 12/31/2022 valued at $997,648 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $977,785)	977,785

	Total Investments – 100.4% (Identified Cost $23,332,580)	25,949,318

	Other assets less liabilities—(0.4)%	(102,320)

	Net Assets – 100.0%	$25,846,998

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Industry Summary at March 31, 2019 (Unaudited)

Software	12.8%
Health Care Equipment & Supplies	8.8
IT Services	8.3
Diversified Consumer Services	4.3
Hotels, Restaurants & Leisure	4.2
Biotechnology	3.7
Electronic Equipment, Instruments & Components	3.7
Machinery	3.6
Capital Markets	3.6
Professional Services	3.3
Textiles, Apparel & Luxury Goods	3.3
Aerospace & Defense	3.2
Health Care Providers & Services	2.8
Semiconductors & Semiconductor Equipment	2.6
Health Care Technology	2.5
Banks	2.3
Commercial Services & Supplies	2.2
Life Sciences Tools & Services	2.2
Electrical Equipment	2.1
Other Investments, less than 2% each	17.1
Short-Term Investments	3.8

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

See accompanying notes to financial statements.

|  24

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
ASSETS
Investments at cost	$1,032,403,705	$586,491,356	$23,332,580
Net unrealized appreciation	348,739,889	218,723,122	2,616,738

Investments at value	1,381,143,594	805,214,478	25,949,318
Cash	150	62	—
Receivable for Fund shares sold	9,793,079	644,742	49,964
Receivable for securities sold	148,201,494	282,808	374,585
Dividends and interest receivable	392,212	825,033	8,266
Prepaid expenses (Note 7)	82	63	1

TOTAL ASSETS	1,539,530,611	806,967,186	26,382,134

LIABILITIES
Payable for securities purchased	5,497,815	—	462,773
Payable for Fund shares redeemed	150,015,295	4,499,291	—
Management fees payable (Note 5)	971,255	503,834	18,065
Deferred Trustees’ fees (Note 5)	172,758	215,218	21,323
Administrative fees payable (Note 5)	56,141	30,339	936
Payable to distributor (Note 5d)	15,594	6,787	6
Other accounts payable and accrued expenses	69,841	78,465	32,033

TOTAL LIABILITIES	156,798,699	5,333,934	535,136

NET ASSETS	$1,382,731,912	$801,633,252	$25,846,998

NET ASSETS CONSIST OF:
Paid-in capital	$965,135,946	$572,994,921	$23,610,275
Accumulated earnings	417,595,966	228,638,331	2,236,723

NET ASSETS	$1,382,731,912	$801,633,252	$25,846,998

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$861,196,682	$468,276,493	$25,846,998

Shares of beneficial interest	32,746,176	16,925,826	2,651,496

Net asset value, offering and redemption price per share	$26.30	$27.67	$9.75

Retail Class:
Net assets	$102,189,666	$152,505,393	$—

Shares of beneficial interest	4,261,670	5,614,227	—

Net asset value, offering and redemption price per share	$23.98	$27.16	$—

Admin Class shares:
Net assets	$—	$17,145,790	$—

Shares of beneficial interest	—	664,076	—

Net asset value, offering and redemption price per share	$—	$25.82	$—

Class N shares:
Net assets	$419,345,564	$163,705,576	$—

Shares of beneficial interest	15,818,231	5,914,726	—

Net asset value, offering and redemption price per share	$26.51	$27.68	$—

See accompanying notes to financial statements.

25  |

Statements of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
INVESTMENT INCOME
Dividends	$2,147,427	$5,234,895	$52,825
Interest	398,436	85,435	4,550
Less net foreign taxes withheld	—	(18,400)	(462)

	2,545,863	5,301,930	56,913

Expenses
Management fees (Note 5)	5,332,971	3,115,906	72,820
Service and distribution fees (Note 5)	141,310	257,395	—
Administrative fees (Note 5)	314,118	183,252	4,306
Trustees’ fees and expenses (Note 5)	15,677	6,445	5,496
Transfer agent fees and expenses (Notes 5 and 6)	580,436	346,719	1,666
Audit and tax services fees	20,435	20,860	20,510
Custodian fees and expenses	24,091	12,977	3,738
Legal fees	15,171	8,725	121
Registration fees	51,760	62,398	8,766
Shareholder reporting expenses	26,292	26,748	720
Miscellaneous expenses (Note 7)	34,231	27,052	11,356

Total expenses	6,556,492	4,068,477	129,499
Less waiver and/or expense reimbursement (Note 5)	(7,360)	(118,202)	(46,970)

Net expenses	6,549,132	3,950,275	82,529

Net investment income (loss)	(4,003,269)	1,351,655	(25,616)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	85,029,610	15,002,258	(230,826)
Net change in unrealized appreciation (depreciation) on:
Investments	(192,467,160)	(95,011,485)	166,063

Net realized and unrealized loss on investments	(107,437,550)	(80,009,227)	(64,763)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(111,440,819)	$(78,657,572)	$(90,379)

See accompanying notes to financial statements.

|  26

Statements of Changes in Net Assets

	Small Cap Growth Fund		Small Cap Value Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
FROM OPERATIONS:
Net investment income (loss)	$(4,003,269)	$(7,529,984)	$1,351,655	$2,080,621
Net realized gain on investments	85,029,610	143,506,294	15,002,258	118,702,551
Net change in unrealized appreciation (depreciation) on investments	(192,467,160)	216,618,091	(95,011,485)	(58,719,669)

Net increase (decrease) in net assets resulting from operations	(111,440,819)	352,594,401	(78,657,572)	62,063,503

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(74,228,048)	(93,157,470)	(67,841,584)	(73,726,264)
Retail Class	(11,691,827)	(13,096,336)	(23,416,722)	(27,201,028)
Admin Class	—	—	(3,000,140)	(3,453,473)
Class N	(45,465,070)	(35,428,773)	(18,276,952)	(16,470,360)

Total distributions	(131,384,945)	(141,682,579)	(112,535,398)	(120,851,125)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	44,494,035	159,153,016	19,141,723	(50,857,393)

Net increase (decrease) in net assets	(198,331,729)	370,064,838	(172,051,247)	(109,645,015)
NET ASSETS
Beginning of the period	1,581,063,641	1,210,998,803	973,684,499	1,083,329,514

End of the period	$1,382,731,912	$1,581,063,641	$801,633,252	$973,684,499

See accompanying notes to financial statements.

27  |

Statements of Changes in Net Assets – continued

	Small/Mid Cap Growth Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
FROM OPERATIONS:
Net investment loss	$(25,616)	$(61,563)
Net realized gain (loss) on investments	(230,826)	5,067,741
Net change in unrealized appreciation (depreciation) on investments	166,063	(965,346)

Net increase (decrease) in net assets resulting from operations	(90,379)	4,040,832

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(4,717,064)	—

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	13,154,239	(1,132,819)

Net increase in net assets	8,346,796	2,908,013
NET ASSETS
Beginning of the period	17,500,202	14,592,189

End of the period	$25,846,998	$17,500,202

See accompanying notes to financial statements.

|  28

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

	Small Cap Growth Fund—Institutional Class
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$31.55		$27.37	$22.03	$22.22	$24.27	$26.35

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.08)		(0.16)	(0.12)	(0.09)	(0.14)	(0.16	)(b)
Net realized and unrealized gain (loss)	(2.59)		7.54	5.46	1.59	1.63	(0.09)

Total from Investment Operations	(2.67)		7.38	5.34	1.50	1.49	(0.25)

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(2.58)		(3.20)	—	(1.69)	(3.54)	(1.83)

Net asset value, end of the period	$26.30		$31.55	$27.37	$22.03	$22.22	$24.27

Total return	(6.88	)%(c)(d)	29.77%	24.24%	6.92%	5.78%	(1.31	)%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$861,197		$926,914	$824,103	$812,383	$800,883	$852,131
Net expenses	0.94	%(e)(f)	0.94%	0.95%	0.95%	0.94%	0.94%
Gross expenses	0.95	%(e)	0.94%	0.95%	0.95%	0.94%	0.94%
Net investment loss	(0.59	)%(e)	(0.58)%	(0.49)%	(0.41)%	(0.57)%	(0.63	)%(b)
Portfolio turnover rate	34%		41%	45%	56%	78%	63%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.17), total return would have been (1.35)% and the ratio of net investment loss to average net assets would have been (0.66)%.

(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The administrator agreed to waive a portion of its fees during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

29  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Growth Fund—Retail Class
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$29.09		$25.53	$20.61	$20.93	$23.10	$25.23

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.10)		(0.22)	(0.16)	(0.13)	(0.19)	(0.22	)(b)
Net realized and unrealized gain (loss)	(2.43)		6.98	5.08	1.50	1.56	(0.08)

Total from Investment Operations	(2.53)		6.76	4.92	1.37	1.37	(0.30)

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(2.58)		(3.20)	—	(1.69)	(3.54)	(1.83)

Net asset value, end of the period	$23.98		$29.09	$25.53	$20.61	$20.93	$23.10

Total return	(6.99	)%(c)	29.45%	23.93%	6.61%	5.58%	(1.58	)%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$102,190		$136,415	$107,387	$118,670	$162,906	$175,393
Net expenses	1.19	%(d)	1.19%	1.20%	1.20%	1.19%	1.21%
Gross expenses	1.19	%(d)	1.19%	1.20%	1.20%	1.19%	1.21%
Net investment loss	(0.84	)%(d)	(0.82)%	(0.73)%	(0.66)%	(0.82)%	(0.90	)%(b)
Portfolio turnover rate	34%		41%	45%	56%	78%	63%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.23), total return would have been (1.58)% and the ratio of net investment loss to average net assets would have been (0.93)%.

(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  30

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Growth Fund—Class N
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$31.76		$27.50	$22.11	$22.27	$24.29	$26.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.06)		(0.12)	(0.09)	(0.06)	(0.12)	(0.14	)(b)
Net realized and unrealized gain (loss)	(2.61)		7.58	5.48	1.59	1.64	(0.10)

Total from Investment Operations	(2.67)		7.46	5.39	1.53	1.52	(0.24)

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(2.58)		(3.20)	—	(1.69)	(3.54)	(1.83)

Net asset value, end of the period	$26.51		$31.76	$27.50	$22.11	$22.27	$24.29

Total return	(6.83	)%(c)	29.93%	24.38%	7.05%	5.92%	(1.27	)%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$419,346		$517,734	$279,508	$196,733	$162,591	$15,080
Net expenses	0.82	%(d)	0.82%	0.82%	0.83%	0.83%	0.83%
Gross expenses	0.82	%(d)	0.82%	0.82%	0.83%	0.83%	0.83%
Net investment loss	(0.46	)%(d)	(0.43)%	(0.39)%	(0.29)%	(0.51)%	(0.53	)%(b)
Portfolio turnover rate	34%		41%	45%	56%	78%	63%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.14), total return would have been (1.31)% and the ratio of net investment loss to average net assets would have been (0.56)%.

(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

31  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Institutional Class
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$35.27		$37.37	$33.78	$32.19	$36.40	$37.42

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.09	0.13	0.17	0.27	0.20
Net realized and unrealized gain (loss)	(3.43)		2.11	6.36	4.82	0.49	2.18

Total from Investment Operations	(3.38)		2.20	6.49	4.99	0.76	2.38

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.05)	(0.14)	(0.22)	(0.22)	(0.10)
Net realized capital gains	(4.14)		(4.25)	(2.76)	(3.18)	(4.75)	(3.30)

Total Distributions	(4.22)		(4.30)	(2.90)	(3.40)	(4.97)	(3.40)

Net asset value, end of the period	$27.67		$35.27	$37.37	$33.78	$32.19	$36.40

Total return(b)	(7.43	)%(c)	6.21%	19.68%	16.75%	1.20%	6.17%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$468,276		$587,198	$665,229	$654,501	$666,107	$730,901
Net expenses(d)	0.90	%(e)	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses	0.93	%(e)	0.92%	0.93%	0.93%	0.92%	0.91%
Net investment income	0.37	%(e)	0.26%	0.37%	0.52%	0.75%	0.53%
Portfolio turnover rate	14%		19%	25%	22%	22%	23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  32

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Retail Class
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$34.66		$36.83	$33.33	$31.78	$35.98	$37.03

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02		0.00 (b)	0.04	0.08	0.18	0.10
Net realized and unrealized gain (loss)	(3.38)		2.08	6.27	4.77	0.48	2.16

Total from Investment Operations	(3.36)		2.08	6.31	4.85	0.66	2.26

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.05)	(0.12)	(0.11)	(0.01)
Net realized capital gains	(4.14)		(4.25)	(2.76)	(3.18)	(4.75)	(3.30)

Total Distributions	(4.14)		(4.25)	(2.81)	(3.30)	(4.86)	(3.31)

Net asset value, end of the period	$27.16		$34.66	$36.83	$33.33	$31.78	$35.98

Total return(c)	(7.56	)%(d)	5.95%	19.38%	16.47%	0.94%	5.90%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$152,505		$208,310	$251,405	$267,936	$306,360	$358,698
Net expenses(e)	1.15	%(f)	1.15%	1.15%	1.15%	1.15%	1.15%
Gross expenses	1.18	%(f)	1.17%	1.18%	1.18%	1.17%	1.20%
Net investment income	0.12	%(f)	0.01%	0.12%	0.27%	0.50%	0.28%
Portfolio turnover rate	14%		19%	25%	22%	22%	23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

33  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Admin Class
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014
Net asset value, beginning of the period	$33.25		$35.58	$32.31	$30.88		$35.06		$36.24

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)		(0.08)	(0.04)	0.01		0.09		0.01
Net realized and unrealized gain (loss)	(3.27)		2.00	6.07	4.62		0.48		2.11

Total from Investment Operations	(3.29)		1.92	6.03	4.63		0.57		2.12

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	(0.02)		(0.00	)(b)	—
Net realized capital gains	(4.14)		(4.25)	(2.76)	(3.18)		(4.75)		(3.30)

Total Distributions	(4.14)		(4.25)	(2.76)	(3.20)		(4.75)		(3.30)

Net asset value, end of the period	$25.82		$33.25	$35.58	$32.31		$30.88		$35.06

Total return(c)	(7.68	)%(d)	5.68%	19.10%	16.19%		0.71%		5.63%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$17,146		$24,530	$30,533	$43,973		$45,762		$61,791
Net expenses(e)	1.40	%(f)	1.40%	1.40%	1.39	%(g)	1.38	%(h)	1.40%
Gross expenses	1.43	%(f)	1.42%	1.43%	1.42	%(g)	1.40	%(h)	1.51%
Net investment income (loss)	(0.14	)%(f)	(0.24)%	(0.11)%	0.03%		0.28%		0.02%
Portfolio turnover rate	14%		19%	25%	22%		22%		23%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes refund of prior year service fee of 0.01%.
(h)	Includes refund of prior year service fee of 0.02%.

See accompanying notes to financial statements.

|  34

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Class N
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015		Year Ended September 30, 2014
Net asset value, beginning of the period	$35.31		$37.41	$33.81	$32.22	$36.44		$37.44

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.12	0.15	0.19	0.27		0.23
Net realized and unrealized gain (loss)	(3.45)		2.11	6.37	4.83	0.50		2.18

Total from Investment Operations	(3.38)		2.23	6.52	5.02	0.77		2.41

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.08)	(0.16)	(0.25)	(0.24)		(0.11)
Net realized capital gains	(4.14)		(4.25)	(2.76)	(3.18)	(4.75)		(3.30)

Total Distributions	(4.25)		(4.33)	(2.92)	(3.43)	(4.99)		(3.41)

Net asset value, end of the period	$27.68		$35.31	$37.41	$33.81	$32.22		$36.44

Total return	(7.41	)%(b)	6.28%	19.78%	16.84%	1.25%		6.25	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$163,706		$153,646	$136,162	$68,332	$38,555		$2,568
Net expenses	0.84	%(d)	0.83%	0.83%	0.83%	0.83	%(e)	0.85	%(f)
Gross expenses	0.84	%(d)	0.83%	0.83%	0.83%	0.83	%(e)	0.89%
Net investment income	0.47	%(d)	0.33%	0.44%	0.61%	0.76%		0.60%
Portfolio turnover rate	14%		19%	25%	22%	22%		23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of less than 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

35  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small/Mid Cap Growth Fund—Institutional Class
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018		Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015*
Net asset value, beginning of the period	$15.49		$12.31		$9.73	$9.05	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)		(0.05)		0.00 (b)	(0.02)	(0.01)
Net realized and unrealized gain (loss)	(1.86)		3.23		2.60	0.70	(0.94)

Total from Investment Operations	(1.87)		3.18		2.60	0.68	(0.95)

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		(0.02)	—	—
Net realized capital gains	(3.87)		—		—	—	—

Total Distributions	(3.87)		—		0.02	—	—

Net asset value, end of the period	$9.75		$15.49		$12.31	$9.73	$9.05

Total return(c)	(5.97	)%(d)	25.83%		26.74%	7.51%	(9.50	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$25,847		$17,500		$14,592	$11,974	$9,242
Net expenses(e)	0.85	%(f)	0.85%		0.85%	0.85%	0.85	%(f)
Gross expenses	1.33	%(f)	1.43%		1.57%	1.75%	2.65	%(f)
Net investment income (loss)	(0.26	)%(f)	(0.35)%		0.01%	(0.22)%	(0.53	)%(f)
Portfolio turnover rate	25%		102	%(g)	49%	53%	14%

*	From commencement of operations on June 30, 2015 through September 30, 2015.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to significant shareholder flows.

See accompanying notes to financial statements.

|  36

Notes to Financial Statements

March 31, 2019 (Unaudited)

1.  Organization. Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds I:

Loomis Sayles Small Cap Value Fund (the “Small Cap Value Fund”)

Loomis Sayles Funds II:

Loomis Sayles Small Cap Growth Fund (the “Small Cap Growth Fund”)

Loomis Sayles Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”)

Each Fund is a diversified investment company.

Small Cap Growth Fund and Small Cap Value Fund were closed to new investors effective September 14, 2012 and September 15, 2008, respectively. Small Cap Growth Fund re-opened to new investors effective October 1, 2018. Small Cap Value Fund re-opened to new investors effective November 27, 2017. Small Cap Growth Fund offers Institutional Class, Retail Class and Class N shares. Small Cap Value Fund offers Institutional Class, Retail Class, Admin Class and Class N shares. Small/Mid Cap Growth Fund offers Institutional Class shares.

Each share class is sold without a sales charge. Retail Class and Admin Class shares pay a Rule 12b-1 fee. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000 for Small Cap Growth Fund and Small Cap Value Fund and $1,000,000 for Small/Mid Cap Growth Fund. Certain categories of investors are exempted from the minimum investment amount for Class N and Institutional Class as outlined in the relevant Fund’s prospectus. Admin Class shares are offered exclusively through intermediaries.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class and Admin Class), and transfer agent fees are borne collectively for Institutional Class, Retail Class and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share

37  |

Notes to Financial Statements – continued

March 31, 2019 (Unaudited)

of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and

|  38

Notes to Financial Statements – continued

March 31, 2019 (Unaudited)

other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales

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of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2019 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are

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reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as return of capital distributions received, distribution re-designations, and net operating losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to return of capital distributions received, deferred Trustees’ fees and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2018 was as follows:

	2018 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Small Cap Growth Fund	$—	$141,682,579	$141,682,579
Small Cap Value Fund	1,359,796	119,491,329	120,851,125
Small/Mid Cap Growth Fund	—	—	—

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

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As of September 30, 2018, late-year ordinary and post-October capital loss deferrals were as follows:

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
Late-year ordinary and post-October capital loss deferrals*	$(202,395)	$—	$(46,179)

* Under current tax law, net operating losses, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Small Cap Growth Fund and Small/Mid Cap Growth Fund are deferring net operating losses.

As of March 31, 2019, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
Federal tax cost	$1,032,403,705	$586,491,356	$23,332,580

Gross tax appreciation	$373,996,885	$247,829,670	$3,030,472
Gross tax depreciation	(25,256,996)	(29,106,548)	(413,734)

Net tax appreciation	$348,739,889	$218,723,122	$2,616,738

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.

f.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2019, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

g.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value

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(including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2019, none of the Funds had loaned securities under this agreement.

h.  Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;
•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2019, at value:

Small Cap Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,344,641,983	$—	$—	$1,344,641,983
Short-Term Investments	—	36,501,611	—	36,501,611

Total	$1,344,641,983	$36,501,611	$—	$1,381,143,594

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2019, there were no transfers among Levels 1, 2 and 3.

Small Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$793,778,098	$—	$—	$793,778,098
Short-Term Investments	—	11,436,380	—	11,436,380

Total	$793,778,098	$11,436,380	$—	$805,214,478

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2019, there were no transfers among Levels 1, 2 and 3.

Small/Mid Cap Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$24,971,533	$—	$—	$24,971,533
Short-Term Investments	—	977,785	—	977,785

Total	$24,971,533	$977,785	$—	$25,949,318

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2019, there were no transfers among Levels 1, 2 and 3.

4.  Purchases and Sales of Securities. For the six months ended March 31, 2019, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Small Cap Growth Fund	$472,553,955	$523,299,460
Small Cap Value Fund	117,748,361	211,168,263
Small/Mid Cap Growth Fund	12,821,109	4,841,429

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5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Small Cap Growth Fund	0.75%
Small Cap Value Fund	0.75%
Small/Mid Cap Growth Fund	0.75%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2020, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/ reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2019, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	1.00%	1.25%	—	0.95%
Small Cap Value Fund	0.90%	1.15%	1.40%	0.85%
Small/Mid Cap Growth Fund	0.85%	—	—	—

Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

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For the six months ended March 31, 2019, the management fees for each Fund were as follows:

	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Small Cap Growth Fund	$5,332,971	$—	$5,332,971	0.75%	0.75%
Small Cap Value Fund	3,115,906	—	3,115,906	0.75%	0.75%
Small/Mid Cap Growth Fund	72,820	46,869	25,951	0.75%	0.27%
For the six months ended March 31, 2019, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Institutional Class	Retail Class	Admin Class	Class N	Total
Small Cap Value Fund	$83,258	$27,376	$3,277	$—	$113,911

1 Waiver/expense reimbursements are subject to possible recovery until September 30, 2020.

b.  Service and Distribution Fees. Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, Small Cap Growth Fund and Small Cap Value Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”) and Small Cap Value Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Retail Class Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

Under the Admin Class Plan, Small Cap Value Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

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In addition, the Admin Class shares of Small Cap Value Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2019, the service and distribution fees for each Fund were as follows:

	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Small Cap Growth Fund	$—	$141,310	$—
Small Cap Value Fund	24,650	208,095	24,650

c.  Administrative Fees. Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

Effective October 1, 2018, State Street Bank agreed to reduce the fees it receives from Natixis Advisors for serving as sub-administrator to the Funds. Also, effective October 1, 2018, Natixis Advisors agreed to voluntarily waive fees paid by the Funds in an amount equal to the reduction in sub-administrative fees discussed above. The waiver is in effect through June 30, 2019, at which time it will be reevaluated as part of the annual review of the administrative services contract, as noted above.

For the six months ended March 31, 2019, the administrative fees for each Fund were as follows:

Fund	Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
Small Cap Growth Fund	$314,118	$7,360	$306,758
Small Cap Value Fund	183,252	4,291	178,961
Small/Mid Cap Growth Fund	4,306	101	4,205

d.  Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the

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intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2019, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Small Cap Growth Fund	$571,110
Small Cap Value Fund	332,327
Small/Mid Cap Growth Fund	218

As of March 31, 2019, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Small Cap Growth Fund	$15,594
Small Cap Value Fund	6,787
Small/Mid Cap Growth Fund	6

Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $360,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $190,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she

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attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $15,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2019, the Chairperson of the Board received a retainer fee at the annual rate of $340,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $170,000, and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $12,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.

f.  Affiliated Ownership. As of March 31, 2019, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”) and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Funds’ net assets:

Fund	Pension Plan	Retirement Plan	Total Affiliated Ownership
Small Cap Growth Fund	0.25%	1.66%	1.91%
Small Cap Value Fund	0.36%	3.47%	3.83%
Small/Mid Cap Growth Fund	—	17.67%	17.67%

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Investment activities of affiliated shareholders could have material impacts on the Funds.

6.  Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended March 31, 2019, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	$508,755	$70,974	$—	$707
Small Cap Value Fund	252,456	84,005	9,968	290
Small/Mid Cap Growth Fund	1,666	—	—	—

7.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended March 31, 2019, none of the Funds had borrowings under this agreement.

8.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2019, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on

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accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 5f)	Total Percentage of Ownership
Small Cap Value Fund	1	5.21%	—	5.21%
Small/Mid Cap Growth Fund	2	40.79%	17.67%	58.46%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

9.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Small Cap Growth Fund

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	4,936,775	$128,659,196	5,754,255	$164,470,396
Issued in connection with the reinvestment of distributions	3,229,384	71,175,640	3,526,960	89,866,953
Redeemed	(4,799,651)	(124,428,562)	(10,014,456)	(275,865,186)

Net change	3,366,508	$75,406,274	(733,241)	$(21,527,837)

Retail Class
Issued from the sale of shares	1,006,787	$24,327,305	1,440,364	$38,533,569
Issued in connection with the reinvestment of distributions	580,575	11,675,362	555,428	13,074,766
Redeemed	(2,014,821)	(48,478,485)	(1,512,825)	(39,740,093)

Net change	(427,459)	$(12,475,818)	482,967	$11,868,242

Class N
Issued from the sale of shares	5,272,385	$142,731,919	6,071,292	$171,038,280
Issued in connection with the reinvestment of distributions	2,040,644	45,322,697	1,378,059	35,305,861
Redeemed	(7,797,445)	(206,491,037)	(1,311,117)	(37,531,530)

Net change	(484,416)	$(18,436,421)	6,138,234	$168,812,611

Increase from capital share transactions	2,454,633	$44,494,035	5,887,960	$159,153,016

51  |

Notes to Financial Statements – continued

March 31, 2019 (Unaudited)

9.  Capital Shares – continued.

	Small Cap Value Fund

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,173,613	$32,642,989	2,693,880	$94,890,273
Issued in connection with the reinvestment of distributions	2,757,754	64,641,757	2,049,039	70,363,994
Redeemed	(3,653,762)	(101,655,726)	(5,895,445)	(207,624,212)

Net change	277,605	$(4,370,980)	(1,152,526)	$(42,369,945)

Retail Class
Issued from the sale of shares	135,416	$3,816,438	283,804	$9,876,474
Issued in connection with the reinvestment of distributions	1,013,991	23,352,213	802,859	27,144,677
Redeemed	(1,544,999)	(40,704,617)	(1,902,508)	(66,646,118)

Net change	(395,592)	$(13,535,966)	(815,845)	$(29,624,967)

Admin Class
Issued from the sale of shares	110,530	$2,818,543	189,958	$6,328,263
Issued in connection with the reinvestment of distributions	103,280	2,261,822	78,301	2,544,008
Redeemed	(287,555)	(7,295,686)	(388,643)	(12,936,046)

Net change	(73,745)	$(2,215,321)	(120,384)	$(4,063,775)

Class N
Issued from the sale of shares	1,446,637	$39,514,497	829,306	$29,863,505
Issued in connection with the reinvestment of distributions	779,733	18,276,952	479,347	16,470,360
Redeemed	(663,549)	(18,527,459)	(596,844)	(21,132,571)

Net change	1,562,821	$39,263,990	711,809	$25,201,294

Increase (decrease) from capital share transactions	1,371,089	$19,141,723	(1,376,946)	$(50,857,393)

	Small/Mid Cap Growth Fund

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,213,711	$11,420,375	925,420	$12,965,329
Issued in connection with the reinvestment of distributions	540,127	4,234,598	—	—
Redeemed	(232,225)	(2,500,734)	(981,019)	(14,098,148)

Increase (decrease) from capital share transactions	1,521,613	$13,154,239	(55,599)	$(1,132,819)

|  52

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ David Giunta
Name:	David Giunta
Title:	Chief Executive Officer
Date:	May 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David Giunta
Name:	David Giunta
Title:	Chief Executive Officer
Date:	May 22, 2019

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 22, 2019